UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2013

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage Capital Growth Fund

Semi-Annual Report

January 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Capital Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Capital Growth Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Capital Growth Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft are only counted as unemployed if they are officially looking for work.)

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFCGX)	7-31-2007	6.40	0.66	6.48	12.88	1.85	7.11	1.21	1.11
Class C (WFCCX)	7-31-2007	11.09	1.10	6.40	12.09	1.10	6.40	1.96	1.86
Class R4 (WCGRX)	11-30-2012	–	–	–	13.40	2.35	7.64	0.88	0.75
Class R6 (WFCRX)	11-30-2012	–	–	–	13.48	2.37	7.65	0.73	0.60
Administrator Class (WFCDX)	6-30-2003	–	–	–	13.14	2.13	7.48	1.05	0.90
Institutional Class (WWCIX)	4-8-2005	–	–	–	13.50	2.37	7.65	0.78	0.65
Investor Class (SLGIX)	11-3-1997	–	–	–	12.82	1.77	7.05	1.27	1.17
Russell 1000® Growth Index[4]	–	–	–	–	13.43	5.70	8.24	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Capital Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Apple Incorporated	6.02
Google Incorporated Class A	3.74
eBay Incorporated	2.77
Visa Incorporated Class A	2.66
Union Pacific Corporation	2.33
Amazon.com Incorporated	2.23
Home Depot Incorporated	2.18
Monsanto Company	2.18
Gilead Sciences Incorporated	2.11
Dollar General Corporation	2.10

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,072.86	$6.11	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%
Class C
Actual	$1,000.00	$1,069.45	$10.02	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.75	1.92%
Class R4
Actual	$1,000.00	$1,075.20	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R6
Actual	$1,000.00	$1,075.95	$3.14	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,074.51	$4.86	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Institutional Class
Actual	$1,000.00	$1,076.11	$3.61	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Investor Class
Actual	$1,000.00	$1,072.66	$6.48	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31	1.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.21%

Consumer Discretionary: 23.34%

Auto Components: 1.54%
Delphi Automotive plc †	221,450	$8,561,257

Hotels, Restaurants & Leisure: 2.07%
Starbucks Corporation	204,924	11,500,335

Internet & Catalog Retail: 3.35%
Amazon.com Incorporated †	46,790	12,422,745
priceline.com Incorporated †	9,110	6,244,632

		18,667,377

Media: 4.04%
CBS Corporation Class B	201,920	8,424,102
Liberty Media Corporation †	57,600	6,422,976
Virgin Media Incorporated «	193,200	7,610,148

		22,457,226

Multiline Retail: 4.00%
Dollar General Corporation †	252,365	11,664,310
Nordstrom Incorporated	141,350	7,806,761
Target Corporation «	45,750	2,763,758

		22,234,829

Specialty Retail: 5.92%
Home Depot Incorporated	181,050	12,115,866
Limited Brands Incorporated «	195,350	9,380,707
TJX Companies Incorporated	252,900	11,426,022

		32,922,595

Textiles, Apparel & Luxury Goods: 2.42%
Coach Incorporated	21,450	1,093,950
lululemon athletica incorporated «†	87,850	6,061,650
Under Armour Incorporated Class A «†	123,750	6,295,163

		13,450,763

Consumer Staples: 5.12%

Beverages: 2.25%
Anheuser-Busch Companies Incorporated ADR «	113,100	10,020,660
Constellation Brands Incorporated Class A †	77,300	2,501,428

		12,522,088

Food & Staples Retailing: 1.84%
Whole Foods Market Incorporated	106,400	10,241,000

Food Products: 1.03%
The Hershey Company	72,050	5,724,373

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Capital Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Energy: 3.71%

Energy Equipment & Services: 0.85%
Schlumberger Limited	60,800	$4,745,440

Oil, Gas & Consumable Fuels: 2.86%
Pioneer Natural Resources Company	75,780	8,907,181
The Williams Companies Incorporated	199,700	6,999,485

		15,906,666

Financials: 6.72%

Capital Markets: 2.65%
Affiliated Managers Group Incorporated «†	50,622	7,286,024
Ameriprise Financial Incorporated	112,100	7,434,472

		14,720,496

Commercial Banks: 0.96%
Branch Banking & Trust Corporation	176,050	5,330,794

Consumer Finance: 1.76%
Capital One Financial Corporation	111,200	6,262,784
Discover Financial Services	91,800	3,524,202

		9,786,986

Diversified Financial Services: 1.35%
Intercontinental Exchange Incorporated †	54,150	7,513,313

Health Care: 15.11%

Biotechnology: 4.24%
Alexion Pharmaceuticals Incorporated †	62,632	5,886,782
Celgene Corporation †	60,150	5,952,444
Gilead Sciences Incorporated «†	297,900	11,752,155

		23,591,381

Health Care Equipment & Supplies: 1.39%
Intuitive Surgical Incorporated «†	13,450	7,725,411

Health Care Providers & Services: 4.24%
Cardinal Health Incorporated	106,300	4,657,003
Catamaran Corporation †	134,150	6,961,044
HCA Holdings Incorporated	121,000	4,555,650
UnitedHealth Group Incorporated	133,950	7,395,380

		23,569,077

Health Care Technology: 0.70%
Cerner Corporation «†	47,000	3,879,850

Life Sciences Tools & Services: 1.46%
Agilent Technologies Incorporated	181,100	8,109,658

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund	9

Security name	Shares	Value

Pharmaceuticals: 3.08%
AbbVie Incorporation	20,550	$753,980
Allergan Incorporated	75,940	7,974,459
Sanofi ADR	165,992	8,080,491
Zoetis Incorporated †	11,673	303,498

		17,112,428

Industrials: 11.07%

Aerospace & Defense: 1.35%
Precision Castparts Corporation	40,831	7,488,405

Electrical Equipment: 1.06%
Eaton Corporation	103,850	5,914,258

Industrial Conglomerates: 0.96%
Danaher Corporation	89,450	5,360,739

Machinery: 1.32%
Cummins Incorporated «	64,061	7,356,125

Road & Rail:5.44%
Hertz Global Holdings Incorporated †	417,900	7,639,212
Kansas City Southern Railway Company «	103,600	9,646,196
Union Pacific Corporation	98,589	12,960,510

		30,245,918

Trading Companies & Distributors: 0.94%
W.W. Grainger Incorporated	23,889	5,203,502

Information Technology: 27.21%

Computers & Peripherals: 6.01%
Apple Incorporated	73,475	33,453,896

Internet Software & Services: 8.69%
eBay Incorporated †	275,700	15,419,901
Facebook Incorporated Class A †	186,450	5,774,357
Google Incorporated Class A †	27,550	20,819,260
LinkedIn Corporation Class A †	51,000	6,313,290

		48,326,808

IT Services: 8.21%
Accenture plc «	146,593	10,538,571
Alliance Data Systems Corporation «†	62,500	9,850,000
MasterCard Incorporated Class A	20,210	10,476,864
Visa Incorporated Class A «	93,550	14,772,481

		45,637,916

Semiconductors & Semiconductor Equipment: 0.50%
Broadcom Corporation Class A	85,400	2,771,230

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Capital Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name		Shares	Value

Software: 3.80%
Red Hat Incorporated †		128,950	$7,164,462
Salesforce.com Incorporated «†		42,550	7,324,132
VMware Incorporated «†		86,600	6,623,168

			21,111,762

Materials: 2.18%

Chemicals: 2.18%
Monsanto Company		119,400	12,101,190

Telecommunication Services: 3.75%

Wireless Telecommunication Services : 3.75%
Crown Castle International Corporation †		152,200	10,733,144
QUALCOMM Incorporated		153,500	10,135,605
			20,868,749

Total Common Stocks (Cost $476,186,819)			546,113,841

		Principal

Other: 0.24%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$3,862,731	1,313,328

Total Other (Cost $314,786)			1,313,328

	Yield	Shares
Short-Term Investments: 18.33%

Investment Companies: 18.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	8,808,573	8,808,573
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	93,095,489	93,095,489

Total Short-Term Investments (Cost $101,904,062)			101,904,062

Total investments in securities
(Cost $578,405,667) *	116.78%	649,331,231
Other assets and liabilities, net	(16.78)	(93,280,134)

Total net assets	100.00%	$556,051,097

†	Non-income-earning security

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $582,573,949 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$69,890,830
Gross unrealized depreciation	(3,133,548)

Net unrealized appreciation	$66,757,282

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$547,427,169
In affiliated securities, at value (see cost below)	101,904,062

Total investments, at value (see cost below)	649,331,231
Receivable for investments sold	2,592,760
Receivable for Fund shares sold	279,465
Receivable for dividends	47,294
Receivable for securities lending income	8,562
Prepaid expenses and other assets	76,636

Total assets	652,335,948

Liabilities
Payable for investments purchased	1,859,656
Payable for Fund shares redeemed	571,639
Payable upon receipt of securities loaned	93,410,275
Advisory fee payable	225,923
Distribution fees payable	3,318
Due to other related parties	82,337
Accrued expenses and other liabilities	131,703

Total liabilities	96,284,851

Total net assets	$556,051,097

NET ASSETS CONSIST OF
Paid-in capital	$492,823,154
Undistributed net investment income	785,095
Accumulated net realized losses on investments	(8,482,716)
Net unrealized gains on investments	70,925,564

Total net assets	$556,051,097

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$17,624,135
Shares outstanding – Class A	998,893
Net asset value per share – Class A	$17.64
Maximum offering price per share – Class A2	$18.72
Net assets – Class C	$5,189,380
Shares outstanding – Class C	306,761
Net asset value per share – Class C	$16.92
Net assets – Class R4	$10,360
Share outstanding – Class R4	561
Net asset value per share – Class R4	$18.47
Net assets – Class R6	$51,810
Share outstanding – Class R6	2,805
Net asset value per share – Class R6	$18.47
Net assets – Administrator Class	$69,589,028
Shares outstanding – Administrator Class	3,806,347
Net asset value per share – Administrator Class	$18.28
Net assets – Institutional Class	$383,055,673
Shares outstanding – Institutional Class	20,742,360
Net asset value per share – Institutional Class	$18.47
Net assets – Investor Class	$80,530,711
Shares outstanding – Investor Class	4,590,367
Net asset value per share – Investor Class	$17.54
Investment in unaffiliated securities (including securities on loan), at cost	$476,501,605

Investments in affiliated securities, at cost	$101,904,062

Total investments, at cost	$578,405,667

Securities on loan, at value	$91,400,321

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Capital Growth Fund	Statement of operations—six months ended January 31, 2013 (unaudited)

Investment income
Dividends	$3,889,457
Securities lending income, net	70,253
Income from affiliated securities	10,547

Total investment income	3,970,257

Expenses
Advisory fee	2,077,600
Administration fees
Fund level	161,167
Class A	23,528
Class C	7,352
Class R4	1	[1]
Class R6	2	[1]
Administrator Class	36,520
Institutional Class	186,550
Investor Class	130,365
Shareholder servicing fees
Class A	22,623
Class C	7,069
Class R4	2	[1]
Administrator Class	90,689
Investor Class	101,848
Distribution fees
Class C	21,208
Custody and accounting fees	24,666
Professional fees	18,895
Registration fees	24,189
Shareholder report expenses	31,810
Trustees’ fees and expenses	5,936
Other fees and expenses	17,618

Total expenses	2,989,638
Less: Fee waivers and/or expense reimbursements	(384,770)

Net expenses	2,604,868

Net investment income	1,365,389

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	40,628,130
Net change in unrealized gains (losses) on investments	261,185

Net realized and unrealized gains (losses) on investments	40,889,315

Net increase in net assets resulting from operations	$42,254,704

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Capital Growth Fund	13

			Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income			$1,365,389		$1,155,744
Net realized gains on investments			40,628,130		182,157,178
Net change in unrealized gains (losses) on investments			261,185		(126,756,740)

Net increase in net assets resulting from operations			42,254,704		56,556,182

Distributions to shareholders from
Net investment income
Class R4			(48)[1]		N/A
Class R6			(246)[1]		N/A
Institutional Class			(1,895,530)		0
Net realized gains
Class A			(314,970)		0
Class C			(99,514)		0
Class R4			(167)[1]		N/A
Class R6			(837)[1]		N/A
Administrator Class			(1,194,743)		0
Institutional Class			(6,263,868)		0
Investor Class			(1,405,932)		0

Total distributions to shareholders			(11,175,855)		0

	Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	66,588		1,144,198	122,287	1,936,369
Class C	14,837		243,496	43,857	666,184
Class R4	549	[1]	10,000 [1]	N/A	N/A
Class R6	2,744	[1]	50,000 [1]	N/A	N/A
Administrator Class	236,390		4,220,676	3,928,533	61,599,365
Institutional Class	1,373,636		24,858,624	6,758,122	107,414,515
Investor Class	133,158		2,277,827	387,393	6,068,141

			32,804,821		177,684,574

Reinvestment of distributions
Class A	18,353		308,705	0	0
Class C	4,727		76,288	0	0
Class R4	12	[1]	215 [1]	N/A	N/A
Class R6	61	I	1,083 [1]	N/A	N/A
Administrator Class	64,170		1,117,846	0	0
Institutional Class	433,529		7,652,649	0	0
Investor Class	81,385		1,360,759	0	0

			10,517,545		0

Payment for shares redeemed
Class A	(148,355)		(2,550,543)	(333,193)	(5,281,014)
Class C	(87,487)		(1,448,603)	(193,662)	(3,011,786)
Administrator Class	(798,401)		(14,251,903)	(21,814,212)	(379,002,167)
Institutional Class	(12,048,525)		(214,999,208)	(34,071,744)	(586,752,715)
Investor Class	(499,964)		(8,587,077)	(1,503,509)	(23,422,338)

			(241,837,334)		(997,470,020)

Net decrease in net assets resulting from capital share transactions			(198,514,968)		(819,785,446)

Total decrease in net assets			(167,436,119)		(763,229,264)

Net assets
Beginning of period			723,487,216		1,486,716,480

End of period			$556,051,097		$723,487,216

Undistributed net investment income			$785,095		$1,315,530

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012		2011	2010	2009	2008
Net asset value, beginning of period	$16.74	$16.25		$13.07	$11.83	$17.60	$18.64
Net investment income (loss)	0.01 [1]	(0.05	) [1]	(0.07)[1]	(0.06)[1]	(0.00)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	1.19	0.54		3.25	1.30	(5.26)	0.08

Total from investment operations	1.20	0.49		3.18	1.24	(5.26)	0.00
Distributions to shareholders from
Net realized gains	(0.30)	0.00		0.00	0.00	(0.51)	(1.04)
Net asset value, end of period	$17.64	$16.74		$16.25	$13.07	$11.83	$17.60
Total return[2]	7.29%	3.02%		24.43%	10.40%	(29.23)%	(0.46)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.21%		1.21%	1.27%	1.31%	1.22%
Net expenses	1.17%	1.20%		1.20%	1.25%	1.25%	1.22%
Net investment income (loss)	0.10%	(0.30)%		(0.48)%	(0.55)%	(0.01)%	(0.45)%
Supplemental data
Portfolio turnover rate	53%	116%		116%	128%	172%	151%
Net assets, end of period (000s omitted)	$17,624	$17,784		$20,693	$24,222	$21,064	$33,756

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.12	$15.77	$12.77	$11.65	$17.47	$18.64
Net investment loss	(0.05)[1]	(0.16)[1]	(0.19)[1]	(0.17)	(0.08)[1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	1.15	0.51	3.19	1.29	(5.23)	0.09

Total from investment operations	1.10	0.35	3.00	1.12	(5.31)	(0.13)
Distributions to shareholders from
Net realized gains	(0.30)	0.00	0.00	0.00	(0.51)	(1.04)
Net asset value, end of period	$16.92	$16.12	$15.77	$12.77	$11.65	$17.47
Total return[2]	6.94%	2.22%	23.49%	9.61%	(29.75)%	(1.18)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	1.96%	1.96%	2.02%	2.02%	2.14%
Net expenses	1.92%	1.95%	1.95%	2.00%	1.96%	2.00%
Net investment loss	(0.65)%	(1.05)%	(1.23)%	(1.31)%	(0.70)%	(1.21)%
Supplemental data
Portfolio turnover rate	53%	116%	116%	128%	172%	151%
Net assets, end of period (000s omitted)	$5,189	$6,042	$8,272	$7,127	$6,772	$7,835

1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout the period)

Period ended January 31, 2013[1]
CLASS R4	(unaudited)
Net asset value, beginning of period	$18.22
Net investment income	0.02
Net realized and unrealized gains on investments	0.62

Total from investment operations	0.64
Distributions to shareholders from
Net investment income	(0.09)
Net realized gains	(0.30)

Total distributions to shareholders	(0.39)
Net asset value, end of period	$18.47
Total return[2]	3.57%
Ratios to average net assets (annualized)
Gross expenses	0.88%
Net expenses	0.75%
Net investment income	0.73%
Supplemental data
Portfolio turnover rate	53%
Net assets, end of period (000s omitted)	$10

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	17

(For a share outstanding throughout period)

CLASS R6	Period ended January 31, 2013[1] (unaudited)
Net asset value, beginning of period	$18.22
Net investment income	0.03
Net realized and unrealized gains on investments	0.61

Total from investment operations	0.64
Distributions to shareholders from
Net investment income	(0.09)
Net realized gains	(0.30)

Total distributions to shareholders	(0.39)
Net asset value, end of period	$18.47
Total return[2]	3.64%
Ratios to average net assets (annualized)
Gross expenses	0.77%
Net expenses	0.60%
Net investment income	0.89%
Supplemental data
Portfolio turnover rate	53%
Net assets, end of period (000s omitted)	$52

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013
2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.32	$16.77	$13.45	$12.17	$18.03	$19.03
Net investment income (loss)	0.03 [1]	(0.00)[1]	(0.03)[1]	(0.03)[1]	0.04 [1]	(0.02	) [1]
Net realized and unrealized gains (losses) on investments	1.23	0.55	3.35	1.35	(5.39)	0.06

Total from investment operations	1.26	0.55	3.32	1.32	(5.35)	0.04
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.04)	0.00	0.00
Net realized gains	(0.30)	0.00	0.00	0.00	(0.51)	(1.04)

Total distributions to shareholders	(0.30)	0.00	0.00	(0.04)	(0.51)	(1.04)
Net asset value, end of period	$18.28	$17.32	$16.77	$13.45	$12.17	$18.03
Total return[2]	7.45%	3.22%	24.68%	10.81%	(29.02)%	(0.24)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.05%	1.05%	1.09%	1.13%	1.12%
Net expenses	0.93%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income (loss)	0.35%	(0.01)%	(0.21)%	(0.25)%	0.33%	(0.11)%
Supplemental data
Portfolio turnover rate	53%	116%	116%	128%	172%	151%
Net assets, end of period (000s omitted)	$69,589	$74,529	$372,178	$684,207	$680,869	$678,414

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.56	$16.96	$13.57	$12.27	$18.14	$19.10
Net Investment income (loss)	0.05 [1]	0.03 [1]	0.00 [1,2]	(0.00)[1]	0.06 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	1.25	0.57	3.39	1.36	(5.42)	0.07

Total from investment operations	1.30	0.60	3.39	1.36	(5.36)	0.08
Distributions to shareholders from
Net investment income	(0.09)	0.00	0.00	(0.06)	0.00	0.00
Net realized gains	(0.30)	0.00	0.00	0.00	(0.51)	(1.04)

Total distributions to shareholders	(0.39)	0.00	0.00	(0.06)	(0.51)	(1.04)
Net asset value, end of period	$18.47	$17.56	$16.96	$13.57	$12.27	$18.14
Total return[3]	7.61%	3.48%	25.07%	10.97%	(28.90)%	(0.02)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.78%	0.78%	0.82%	0.86%	0.85%
Net expenses	0.69%	0.70%	0.70%	0.75%	0.75%	0.75%
Net investment income (loss)	0.53%	0.21%	0.00%	(0.06)%	0.51%	0.07%
Supplemental data
Portfolio turnover rate	53%	116%	116%	128%	172%	151%
Net assets, end of period (000s omitted)	$383,056	$543,933	$988,633	$473,777	$443,931	$539,373

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.65	$16.18	$13.02	$11.79	$17.56	$18.64
Net investment income (loss)	0.00 [1,2]	(0.06)[1]	(0.08)[1]	(0.08)[1]	(0.01)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	1.19	0.53	3.24	1.31	(5.25)	0.06

Total from investment operations	1.19	0.47	3.16	1.23	(5.26)	(0.04)
Distributions to shareholders from
Net realized gains	(0.30)	0.00	0.00	0.00	(0.51)	(1.04)
Net asset value, end of period	$17.54	$16.65	$16.18	$13.02	$11.79	$17.56
Total return[3]	7.27%	2.90%	24.37%	10.35%	(29.30)%	(0.68)%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.28%	1.28%	1.36%	1.41%	1.42%
Net expenses	1.24%	1.27%	1.27%	1.35%	1.36%	1.39%
Net investment income (loss)	0.03%	(0.37)%	(0.55)%	(0.64)%	(0.12)%	(0.54)%
Supplemental data
Portfolio turnover rate	53%	116%	116%	128%	172%	151%
Net assets, end of period (000s omitted)	$80,531	$81,199	$96,941	$104,200	$220,008	$379,966

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Capital Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $35,603,034 with $3,347,360 expiring in 2015; $5,625,700 expiring in 2016; and $26,629,974 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	23

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$546,113,841	$0	$0	$546,113,841

Other	0	0	1,313,328	1,313,328

Short-term investments
Investment companies	8,808,573	93,095,489	0	101,904,062
	$554,922,414	$93,095,489	$1,313,328	$649,331,231

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.75% for Class R4 shares, 0.60% for Class R6 shares, 0.90% for Administrator Class shares, 0.65% for Institutional Class shares, and 1.17% for Investor Class shares.

24	Wells Fargo Advantage Capital Growth Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $1,019 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $322,033,812 and $513,136,158, respectively.

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $167,017,167, representing 23.6% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the six months ended January 31, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $318 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Capital Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City,at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Capital Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Capital Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Pennsylvania Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215101 03-13 SA200/SAR200 1-13

Wells Fargo Advantage

Disciplined U.S. Core Fund

Semi-Annual Report

January 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Disciplined U.S. Core Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Disciplined U.S. Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Greg Golden, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVSAX)	2-28-1990	8.83	2.33	7.55	15.48	3.55	8.19	0.92	0.92
Class C (EVSTX)	6-30-1999	13.56	2.79	7.40	14.56	2.79	7.40	1.67	1.67
Administrator Class (EVSYX)	2-21-1995	–	–	–	15.67	3.78	8.46	0.76	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	16.02	3.91	8.53	0.49	0.48
S&P 500 Index[4]	–	–	–	–	16.78	3.97	7.93	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Exxon Mobil Corporation	3.65
Apple Incorporated	3.18
Chevron Corporation	2.08
Johnson & Johnson Services Incorporated	1.85
Oracle Corporation	1.79
Microsoft Corporation	1.77
AT&T Incorporated	1.76
General Electric Company	1.75
Pfizer Incorporated	1.72
Citigroup Incorporated	1.54

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,095.73	$4.86	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Class C
Actual	$1,000.00	$1,091.20	$8.80	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.49	1.67%
Administrator Class
Actual	$1,000.00	$1,096.48	$3.91	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,098.23	$2.54	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	7

Security name	Shares	Value

Common Stocks: 99.40%

Consumer Discretionary: 10.93%

Auto Components: 0.65%
Dana Holding Corporation	85,856	$1,380,560
The Goodyear Tire & Rubber Company †	83,745	1,152,331

		2,532,891

Automobiles: 0.95%
Ford Motor Company «	287,105	3,718,010

Diversified Consumer Services: 0.13%
Apollo Group Incorporated Class A «†	24,980	505,096

Hotels, Restaurants & Leisure: 0.87%
Marriott International Incorporated Class A	62,970	2,517,541
Starwood Hotels & Resorts Worldwide Incorporated	13,900	853,599

		3,371,140

Internet & Catalog Retail: 0.39%
Expedia Incorporated	23,305	1,520,651

Media: 4.05%
Comcast Corporation Class A	115,906	4,413,700
DIRECTV Group Incorporated †	33,361	1,706,082
Gannett Company Incorporated «	26,360	517,447
News Corporation Class A	140,835	3,906,763
Time Warner Incorporated	37,874	1,913,394
Walt Disney Company	62,037	3,342,554

		15,799,940

Multiline Retail: 0.26%
Target Corporation «	16,830	1,016,700

Specialty Retail: 3.63%
Best Buy Company Incorporated «	36,810	598,531
Gap Incorporated	36,715	1,199,846
Home Depot Incorporated	67,741	4,533,228
Lowe’s Companies Incorporated	83,911	3,204,561
PetSmart Incorporated	30,965	2,025,421
Staples Incorporated «	82,785	1,115,942
TJX Companies Incorporated	32,415	1,464,510

		14,142,039

Consumer Staples: 10.18%

Beverages: 1.39%
Coca-Cola Enterprises Incorporated	19,655	685,370
Molson Coors Brewing Company	30,740	1,388,833
The Coca-Cola Company	89,390	3,328,884

		5,403,087

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 3.69%
Costco Wholesale Corporation	36,066	$3,690,994
CVS Caremark Corporation	76,494	3,916,493
Kroger Company	72,172	1,999,164
Safeway Incorporated «	66,865	1,287,151
Wal-Mart Stores Incorporated	38,377	2,684,471
Walgreen Company	19,725	788,211

		14,366,484

Food Products: 2.35%
Archer Daniels Midland Company	46,294	1,320,768
Dean Foods Company «†	62,463	1,143,698
Hormel Foods Corporation	26,335	911,454
Kraft Foods Group Incorporated	23,680	1,094,490
McCormick & Company Incorporated	21,385	1,333,355
The Hershey Company	14,260	1,132,957
Tyson Foods Incorporated Class A	99,970	2,211,336

		9,148,058

Household Products: 1.65%
Colgate-Palmolive Company	2,085	223,866
Kimberly-Clark Corporation «	24,585	2,200,603
Procter & Gamble Company	53,397	4,013,319

		6,437,788

Personal Products: 0.19%
Herbalife Limited «	20,601	748,228

Tobacco: 0.91%
Altria Group Incorporated	76,855	2,588,476
Philip Morris International	11,114	979,810

		3,568,286

Energy: 11.51%

Energy Equipment & Services: 1.15%
Diamond Offshore Drilling Incorporated	7,580	569,182
Ensco plc Class A	14,350	912,230
Schlumberger Limited	38,456	3,001,491

		4,482,903

Oil, Gas & Consumable Fuels: 10.36%
Chevron Corporation	70,562	8,125,214
ConocoPhillips Company	73,094	4,239,452
Exxon Mobil Corporation	158,040	14,218,859
Marathon Oil Corporation	1,132	38,047
Marathon Petroleum Corporation	46,587	3,457,221
Murphy Oil Corporation	36,966	2,200,216
Phillips 66 Incorporated	36,180	2,191,423
Tesoro Corporation	45,746	2,227,373
Valero Energy Corporation	84,375	3,689,719

		40,387,524

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	9

Security name	Shares	Value

Financials: 16.21%

Capital Markets: 1.70%
Bank of New York Mellon Corporation	118,338	$3,214,060
Goldman Sachs Group Incorporated	13,285	1,964,320
Northern Trust Corporation	11,895	612,236
State Street Corporation	15,290	850,889

		6,641,505

Commercial Banks: 1.93%
Fifth Third Bancorp	164,298	2,676,414
Huntington Bancshares Incorporated	79,365	552,380
KeyCorp	68,170	640,798
Regions Financial Corporation	118,975	925,626
SunTrust Banks Incorporated	31,640	897,627
US Bancorp	55,557	1,838,937

		7,531,782

Consumer Finance: 0.75%
American Express Company	28,475	1,674,615
Discover Financial Services	32,816	1,259,806

		2,934,421

Diversified Financial Services: 5.28%
Bank of America Corporation	230,160	2,605,411
Berkshire Hathaway Incorporated Class B †	61,719	5,982,423
Citigroup Incorporated	142,685	6,015,600
JPMorgan Chase & Company	114,971	5,409,386
NASDAQ OMX Group Incorporated «	19,905	563,710

		20,576,530

Insurance: 3.71%
ACE Limited	8,982	766,434
AFLAC Incorporated	49,186	2,609,809
Allstate Corporation	22,510	988,189
American Financial Group Incorporated	60,262	2,564,751
American International Group Incorporated †	22,080	835,286
Lincoln National Corporation	14,080	408,038
MetLife Incorporated	58,794	2,195,368
The Travelers Companies Incorporated	51,910	4,072,859

		14,440,734

REITs: 2.84%
Equity Residential	25,139	1,392,449
HCP Incorporated	54,158	2,512,390
Host Hotels & Resorts Incorporated «	170,164	2,857,054
Simon Property Group Incorporated	21,728	3,480,391
Ventas Incorporated	12,630	837,243

		11,079,527

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Health Care: 13.35%

Biotechnology: 0.89%
Amgen Incorporated	29,866	$2,552,348
Celgene Corporation †	9,445	934,677

		3,487,025

Health Care Equipment & Supplies: 2.20%
Abbott Laboratories	48,306	1,636,607
Boston Scientific Corporation †	290,204	2,167,824
Covidien plc	18,980	1,183,213
Medtronic Incorporated	77,297	3,602,040

		8,589,684

Health Care Providers & Services: 3.21%
Aetna Incorporated	47,920	2,311,182
AmerisourceBergen Corporation «	53,830	2,442,267
CIGNA Corporation	10,954	639,056
Humana Incorporated	19,927	1,481,772
McKesson Corporation	26,321	2,769,759
UnitedHealth Group Incorporated	39,788	2,196,695
WellPoint Incorporated	10,343	670,433

		12,511,164

Life Sciences Tools & Services: 0.10%
Thermo Fisher Scientific Incorporated	5,270	380,178

Pharmaceuticals: 6.95%
AbbVie Incorporation	48,711	1,787,207
Bristol-Myers Squibb Company	114,679	4,144,499
Eli Lilly & Company	54,092	2,904,199
Johnson & Johnson Services Incorporated	97,434	7,202,321
Merck & Company Incorporated	100,715	4,355,924
Pfizer Incorporated	245,528	6,698,004

		27,092,154

Industrials: 9.36%

Aerospace & Defense: 3.37%
Boeing Company	20,320	1,501,038
General Dynamics Corporation	31,147	2,065,046
L-3 Communications Holdings Incorporated	26,716	2,028,279
Lockheed Martin Corporation	29,550	2,567,009
Northrop Grumman Corporation	34,666	2,254,677
Raytheon Company «	24,723	1,302,408
Textron Incorporated	48,695	1,400,468

		13,118,925

Air Freight & Logistics: 0.46%
FedEx Corporation	16,176	1,641,055
United Parcel Service Incorporated Class B	1,975	156,598

		1,797,653

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	11

Security name	Shares	Value

Airlines: 0.28%
Southwest Airlines Company	96,181	$1,078,189

Commercial Services & Supplies: 1.09%
Pitney Bowes Incorporated «	53,930	777,131
RR Donnelley & Sons Company «	100,807	927,424
Tyco International Limited ADR	84,835	2,564,562

		4,269,117

Construction & Engineering: 0.76%
Fluor Corporation	45,960	2,979,587

Electrical Equipment: 0.21%
Rockwell Automation Incorporated	9,000	802,710

Industrial Conglomerates: 1.75%
General Electric Company	306,036	6,818,482

Machinery: 0.56%
Caterpillar Incorporated	5,270	518,515
Cummins Incorporated	1,669	191,651
Timken Company	27,527	1,475,722

		2,185,888

Professional Services: 0.42%
Equifax Incorporated	19,685	1,155,510
Robert Half International Incorporated	13,275	467,811

		1,623,321

Road & Rail: 0.46%
CSX Corporation	57,704	1,271,219
Ryder System Incorporated «	9,260	525,783

		1,797,002

Information Technology: 18.05%

Communications Equipment: 2.14%
Cisco Systems Incorporated	208,191	4,282,489
Motorola Solutions Incorporated	15,220	888,696
QUALCOMM Incorporated	48,094	3,175,647

		8,346,832

Computers & Peripherals: 5.39%
Apple Incorporated	27,243	12,404,010
Dell Incorporated	82,964	1,098,443
EMC Corporation †	80,845	1,989,595
Hewlett-Packard Company	77,910	1,286,294
Seagate Technology plc «	58,843	1,999,485
Western Digital Corporation	47,689	2,241,383

		21,019,210

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.22%
Corning Incorporated	70,096	$841,152

Internet Software & Services: 1.44%
eBay Incorporated †	26,045	1,456,697
Google Incorporated Class A †	3,030	2,289,741
IAC/InterActive Corporation	23,355	963,394
Yahoo! Incorporated †	45,630	895,717

		5,605,549

IT Services: 3.16%
Accenture plc	24,365	1,751,600
Computer Sciences Corporation	23,264	972,435
International Business Machines Corporation	24,540	4,983,338
SAIC Incorporated «	41,190	498,399
Total System Services Incorporated	96,284	2,238,603
Visa Incorporated Class A	11,760	1,857,022

		12,301,397

Office Electronics: 0.42%
Xerox Corporation	203,515	1,630,155

Semiconductors & Semiconductor Equipment: 1.73%
Amkor Technology Incorporated «†	70,908	328,304
Applied Materials Incorporated	62,198	802,976
Intel Corporation	189,793	3,993,245
LSI Corporation †	229,134	1,613,103

		6,737,628

Software: 3.55%
Microsoft Corporation	250,789	6,889,174
Oracle Corporation	196,326	6,971,536

		13,860,710

Materials: 2.80%

Chemicals: 1.90%
CF Industries Holdings Incorporated	11,960	2,740,873
Dow Chemical Company	45,755	1,473,311
E.I. du Pont de Nemours & Company	8,220	390,039
LyondellBasell Industries Class A ADR	31,480	1,996,462
Sherwin-Williams Company	4,915	796,918

		7,397,603

Containers & Packaging: 0.31%
Ball Corporation	14,060	625,951
Owens-Illinois Incorporated †	25,030	595,714

		1,221,665

Metals & Mining: 0.24%
Nucor Corporation	12,729	585,661
United States Steel Corporation «	15,465	345,643

		931,304

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	13

Security name		Shares	Value

Paper & Forest Products: 0.35%
International Paper Company «		32,679	$1,353,564

Telecommunication Services: 3.27%

Diversified Telecommunication Services: 2.88%
AT&T Incorporated		197,173	6,859,649
Verizon Communications Incorporated		100,365	4,376,918

			11,236,567

Wireless Telecommunication Services: 0.39%
Sprint Nextel Corporation †		267,180	1,504,223

Utilities: 3.74%

Electric Utilities: 1.57%
Edison International		32,461	1,564,296
Entergy Corporation		16,143	1,042,838
Exelon Corporation		57,336	1,802,644
Pinnacle West Capital Corporation		9,950	531,131
PPL Corporation		38,950	1,179,796

			6,120,705

Independent Power Producers & Energy Traders: 0.44%
AES Corporation		103,306	1,119,837
NRG Energy Incorporated		24,045	577,080

			1,696,917

Multi-Utilities: 1.73%
Ameren Corporation		58,391	1,894,204
CenterPoint Energy Incorporated «		57,990	1,185,316
Consolidated Edison Incorporated		10,175	578,754
DTE Energy Company		18,615	1,178,516
Public Service Enterprise Group Incorporated		61,791	1,926,643

			6,763,433

Total Common Stocks (Cost $260,846,995)			387,453,017

	Yield
Short-Term Investments: 5.48%

Investment Companies: 5.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	2,630,904	2,630,904
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.19	18,743,839	18,743,839

Total Short-Term Investments (Cost $21,374,743)			21,374,743

Total investments in securities
(Cost $282,221,738) *	104.88%	408,827,760
Other assets and liabilities, net	(4.88)	(19,026,941)

Total net assets	100.00%	$389,800,819

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2013 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $283,419,143 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$127,374,894
Gross unrealized depreciation	(1,966,277)

Net unrealized appreciation	$125,408,617

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$387,453,017
In affiliated securities, at value (see cost below)	21,374,743

Total investments, at value (see cost below)	408,827,760
Receivable for Fund shares sold	115,592
Receivable for dividends	511,210
Receivable for securities lending income	10,773
Prepaid expenses and other assets	27,861

Total assets	409,493,196

Liabilities
Payable for Fund shares redeemed	474,109
Payable upon receipt of securities loaned	18,743,839
Advisory fee payable	90,297
Distribution fees payable	3,386
Due to other related parties	85,444
Accrued expenses and other liabilities	295,302

Total liabilities	19,692,377

Total net assets	$389,800,819

NET ASSETS CONSIST OF
Paid-in capital	$225,639,943
Undistributed net investment income	3,685,797
Accumulated net realized gains on investments	33,869,057
Net unrealized gains on investments	126,606,022

Total net assets	$389,800,819

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$259,632,996
Shares outstanding – Class A	18,436,369
Net asset value per share – Class A	$14.08
Maximum offering price per share – Class A2	$14.94
Net assets – Class C	$8,221,143
Shares outstanding – Class C	607,411
Net asset value per share – Class C	$13.53
Net assets – Administrator Class	$120,777,205
Shares outstanding – Administrator Class	8,481,250
Net asset value per share – Administrator Class	$14.24
Net assets – Institutional Class	$1,169,475
Shares outstanding – Institutional Class	82,401
Net asset value per share – Institutional Class	$14.19

Investment in unaffiliated securities (including securities on loan), at cost	$260,846,995

Investments in affiliated securities, at cost	$21,374,743

Total investments, at cost	$282,221,738

Securities on loan, at value	$18,283,933

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Disciplined U.S. Core Fund	Statement of operations—six months ended January 31, 2013 (unaudited)

Investment income
Dividends*	$5,430,725
Securities lending income, net	98,259
Income from affiliated securities	3,200

Total investment income	5,532,184

Expenses
Advisory fee	610,213
Administration fees
Fund level	101,702
Class A	335,266
Class C	11,057
Administrator Class	69,599
Institutional Class	483
Shareholder servicing fees
Class A	322,371
Class C	10,632
Administrator Class	173,477
Distribution fees
Class C	31,896
Custody and accounting fees	22,191
Professional fees	22,523
Registration fees	23,245
Shareholder report expenses	32,958
Trustees’ fees and expenses	7,529
Other fees and expenses	48,104

Total expenses	1,823,246
Less: Fee waivers and/or expense reimbursements	(47,967)

Net expenses	1,775,279

Net investment income	3,756,905

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	35,232,198
Net change in unrealized gains (losses) on investments	(2,618,380)

Net realized and unrealized gains (losses) on investments	32,613,818

Net increase in net assets resulting from operations	$36,370,723

* Net of foreign dividend withholding taxes in the amount of	$13,842

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Disciplined U.S. Core Fund	17

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income		$3,756,905		$6,716,533
Net realized gains on investments		35,232,198		43,016,382
Net change in unrealized gains (losses) on investments		(2,618,380)		(17,059,470)

Net increase in net assets resulting from operations		36,370,723		32,673,445

Distributions to shareholders from
Net investment income
Class A		(4,355,787)		(4,231,155)
Class C		(82,326)		(53,972)
Administrator Class		(2,153,996)		(3,244,083)
Institutional Class		(24,206)		(25,062)
Net realized gains
Class A		(27,133,857)		(9,085,986)
Class C		(948,466)		(310,411)
Administrator Class		(14,145,664)		(7,012,529)
Institutional Class		(117,107)		(40,036)

Total distributions to shareholders		(48,961,409)		(24,003,234)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	264,618	3,879,337	345,571	4,810,621
Class C	42,952	590,241	63,246	843,293
Administrator Class	295,286	4,356,274	436,966	6,049,718
Institutional Class	4,774	71,357	93,631	1,191,311

		8,897,209		12,894,943

Reinvestment of distributions
Class A	2,203,332	29,720,911	931,488	12,377,000
Class C	53,713	692,961	17,202	220,814
Administrator Class	433,941	5,920,813	203,569	2,733,877
Institutional Class	10,367	141,313	4,870	65,098

		36,475,998		15,396,789

Payment for shares redeemed
Class A	(1,384,438)	(20,114,418)	(2,760,530)	(38,418,435)
Class C	(98,500)	(1,348,483)	(111,568)	(1,504,813)
Administrator Class	(2,419,139)	(35,785,216)	(7,514,960)	(104,269,188)
Institutional Class	(14,897)	(217,710)	(17,179)	(241,407)

		(57,465,827)		(144,433,843)

Net decrease in net assets resulting from capital share transactions		(12,092,620)		(116,142,111)

Total decrease in net assets		(24,683,306)		(107,471,900)

Net assets
Beginning of period		414,484,125		521,956,025

End of period		$389,800,819		$414,484,125

Undistributed net investment income		$3,685,797		$6,545,207

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31					Year ended September 30, 2007[1]
CLASS A		2012	2011	2010[1]	2009[1]	2008[1,2]
Net asset value, beginning of period	$14.65	$14.25	$11.93	$10.85	$14.40	$18.97	$17.09
Net investment income	0.12	0.20	0.16	0.15	0.18	0.14	0.18
Net realized and unrealized gains (losses) on investments	1.18	0.93	2.17	1.09	(3.15)	(2.58)	2.48

Total from investment operations	1.30	1.13	2.33	1.24	(2.97)	(2.44)	2.66
Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.01)	(0.16)	(0.17)	(0.14)	(0.18)
Net realized gains	(1.63)	(0.50)	0.00	0.00	(0.41)	(1.99)	(0.60)

Total distributions to shareholders	(1.87)	(0.73)	(0.01)	(0.16)	(0.58)	(2.13)	(0.78)
Net asset value, end of period	$14.08	$14.65	$14.25	$11.93	$10.85	$14.40	$18.97
Total return[3]	9.57%	8.54%	19.50%	11.39%	(20.07)%	(14.06)%	15.98%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.92%	0.93%	0.76%	1.00%	0.94%	0.89%
Net expenses	0.92%	0.92%	0.92%	0.76%	1.00%	0.94%	0.89%
Net investment income	1.79%	1.43%	1.18%	1.27%	1.71%	1.12%	0.92%
Supplemental data
Portfolio turnover rate	37%	82%	64%	63%	30%	29%	71%
Net assets, end of period (000s omitted)	$259,633	$254,272	$268,460	$265,835	$243,049	$348,350	$513,074

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Enhanced S&P 500 Fund.

2.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31					Year ended September 30, 2007[1]
CLASS C		2012	2011	2010[1]	2009[1]	2008[1,2]
Net asset value, beginning of period	$14.10	$13.69	$11.54	$10.50	$13.95	$18.45	$16.64
Net investment income	0.07	0.09	0.05	0.06	0.11	0.05	0.04 [3]
Net realized and unrealized gains (losses) on investments	1.12	0.90	2.10	1.04	(3.06)	(2.51)	2.42

Total from investment operations	1.19	0.99	2.15	1.10	(2.95)	(2.46)	2.46
Distributions to shareholders from
Net investment income	(0.13)	(0.08)	0.00	(0.06)	(0.09)	(0.05)	(0.05)
Net realized gains	(1.63)	(0.50)	0.00	0.00	(0.41)	(1.99)	(0.60)

Total distributions to shareholders	(1.76)	(0.58)	0.00	(0.06)	(0.50)	(2.04)	(0.65)
Net asset value, end of period	$13.53	$14.10	$13.69	$11.54	$10.50	$13.95	$18.45
Total return[4]	9.12%	7.75%	18.63%	10.51%	(20.65)%	(14.58)%	15.10%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.67%	1.68%	1.51%	1.76%	1.69%	1.63%
Net expenses	1.67%	1.67%	1.67%	1.51%	1.76%	1.69%	1.63%
Net investment income	1.06%	0.68%	0.44%	0.52%	0.95%	0.36%	0.24%
Supplemental data
Portfolio turnover rate	37%	82%	64%	63%	30%	29%	71%
Net assets, end of period (000s omitted)	$8,221	$8,590	$8,768	$11,613	$11,462	$10,409	$12,331

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Enhanced S&P 500 Fund.

2.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31					Year ended September 30, 2007[1]
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009[1]	2008[1,2]
Net asset value, beginning of period	$14.79	$14.36	$11.99	$10.92	$14.48	$19.06	$17.16
Net investment income	0.15 [3]	0.23 [3]	0.19 [3]	0.20	0.22	0.19	0.23
Net realized and unrealized gains (losses) on investments	1.17	0.93	2.19	1.06	(3.17)	(2.61)	2.49

Total from investment operations	1.32	1.16	2.38	1.26	(2.95)	(2.42)	2.72
Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.01)	(0.19)	(0.20)	(0.17)	(0.22)
Net realized gains	(1.63)	(0.50)	0.00	0.00	(0.41)	(1.99)	(0.60)

Total distributions to shareholders	(1.87)	(0.73)	(0.01)	(0.19)	(0.61)	(2.16)	(0.82)
Net asset value, end of period	$14.24	$14.79	$14.36	$11.99	$10.92	$14.48	$19.06
Total return[4]	9.65%	8.72%	19.84%	11.51%	(19.81)%	(13.89)%	16.28%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.75%	0.77%	0.52%	0.75%	0.69%	0.62%
Net expenses	0.74%	0.74%	0.74%	0.52%	0.75%	0.69%	0.62%
Net investment income	2.00%	1.63%	1.37%	1.53%	1.99%	1.36%	1.25%
Supplemental data
Portfolio turnover rate	37%	82%	64%	63%	30%	29%	71%
Net assets, end of period (000s omitted)	$120,777	$150,408	$244,716	$371,389	$484,594	$942,112	$1,592,166

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Enhanced S&P 500 Fund.

2.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$14.78	$14.39	$11.99	$11.99
Net investment income	0.17	0.26 [2]	0.22	0.00
Net realized and unrealized gains (losses) on investments	1.17	0.93	2.19	0.00

Total from investment operations	1.34	1.19	2.41	0.00
Distributions to shareholders from
Net investment income	(0.30)	(0.30)	(0.01)	0.00
Net realized gains	(1.63)	(0.50)	0.00	0.00

Total distributions to shareholders	(1.93)	(0.80)	(0.01)	0.00
Net asset value, end of period	$14.19	$14.78	$14.39	$11.99
Total return[3]	9.82%	9.02%	20.10%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.49%	0.51%	0.00%
Net expenses	0.48%	0.48%	0.47%	0.00%
Net investment income	2.25%	1.80%	1.62%	0.00%
Supplemental data
Portfolio turnover rate	37%	82%	64%	63%
Net assets, end of period (000s omitted)	$1,169	$1,215	$12	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	23

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized.

24	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$387,453,017	$0	$0	$387,453,017
Short-term investments
Investment companies	2,630,904	18,743,839	0	21,374,743
	$390,083,921	$18,743,839	$0	$408,827,760

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	25

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.92% for Class A shares, 1.67% for Class C shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $3,330 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $146,690,652 and $201,659,237, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $183 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Disciplined U.S. Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Disciplined U.S. Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215102 03-13 SA203/SAR203 1-13

Wells Fargo Advantage Endeavor Select FundSM

Semi-Annual Report

January 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Endeavor Select Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Endeavor Select Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Endeavor Select Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAEX)	12-29-2000	7.74	1.23	7.59	14.29	2.44	8.23	1.23	1.23
Class B (WECBX)*	12-29-2000	8.30	1.25	7.63	13.30	1.63	7.63	1.98	1.98
Class C (WECCX)	12-29-2000	12.30	1.65	7.38	13.30	1.65	7.38	1.98	1.98
Administrator Class (WECDX)	4-8-2005	–	–	–	14.44	2.71	8.44	1.07	1.00
Institutional Class (WFCIX)	4-8-2005	–	–	–	14.69	2.89	8.60	0.80	0.80
Russell 1000® Growth Index[4]	–	–	–	–	13.43	5.70	8.24	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Endeavor Select Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Apple Incorporated	6.32
Google Incorporated Class A	4.08
eBay Incorporated	3.82
Visa Incorporated Class A	3.55
Monsanto Company	3.22
Union Pacific Corporation	3.08
Gilead Sciences Incorporated	2.92
Crown Castle International Corporation	2.78
Danaher Corporation	2.76
TJX Companies Incorporated	2.76

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,079.43	$6.55	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36	1.25%
Class B
Actual	$1,000.00	$1,074.66	$10.46	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Class C
Actual	$1,000.00	$1,074.66	$10.46	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Administrator Class
Actual	$1,000.00	$1,080.90	$5.25	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,081.86	$4.20	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	7

Security name	Shares	Value

Common Stocks: 97.30%

Consumer Discretionary: 20.45%

Hotels, Restaurants & Leisure: 2.38%
Starbucks Corporation	255,947	$14,363,746

Internet & Catalog Retail: 4.04%
Amazon.com Incorporated †	45,000	11,947,500
priceline.com Incorporated †	18,200	12,475,554

		24,423,054

Media: 2.06%
CBS Corporation Class B	298,600	12,457,592

Multiline Retail: 2.70%
Dollar General Corporation †	353,484	16,338,030

Specialty Retail: 7.77%
Home Depot Incorporated	231,500	15,491,980
Limited Brands Incorporated «	308,900	14,833,378
TJX Companies Incorporated	368,700	16,657,866

		46,983,224

Textiles, Apparel & Luxury Goods: 1.50%
lululemon athletica incorporated «†	130,940	9,034,860

Consumer Staples: 4.99%

Beverages: 2.34%
Anheuser-Busch Companies Incorporated ADR «	160,000	14,176,000

Food & Staples Retailing: 2.65%
Whole Foods Market Incorporated	166,300	16,006,375

Energy: 4.16%

Oil, Gas & Consumable Fuels: 4.16%
Pioneer Natural Resources Company «	119,700	14,069,538
The Williams Companies Incorporated	315,900	11,072,295

		25,141,833

Financials: 4.33%

Capital Markets: 2.34%
Ameriprise Financial Incorporated	213,400	14,152,688

Diversified Financial Services: 1.99%
Intercontinental Exchange Incorporated †	86,400	11,988,000

Health Care: 16.34%

Biotechnology: 4.58%
Alexion Pharmaceuticals Incorporated †	106,054	9,968,015
Gilead Sciences Incorporated «†	448,000	17,673,600

		27,641,615

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 1.84%
Intuitive Surgical Incorporated «†	19,400	$11,142,972

Health Care Providers & Services: 3.32%
HCA Holdings Incorporated	234,600	8,832,690
UnitedHealth Group Incorporated	202,800	11,196,588

		20,029,278

Life Sciences Tools & Services: 1.87%
Agilent Technologies Incorporated	252,400	11,302,472

Pharmaceuticals: 4.73%
Allergan Incorporated «	137,900	14,480,879
Sanofi ADR	290,184	14,126,157

		28,607,036

Industrials: 14.44%

Aerospace & Defense: 2.28%
Precision Castparts Corporation	75,242	13,799,383

Electrical Equipment: 1.75%
Eaton Corporation plc	186,000	10,592,700

Industrial Conglomerates: 2.76%
Danaher Corporation «	277,800	16,648,554

Machinery: 2.26%
Cummins Incorporated «	118,994	13,664,081

Road & Rail: 5.39%
Hertz Global Holdings Incorporated †	760,700	13,905,596
Union Pacific Corporation	141,714	18,629,722

		32,535,318

Information Technology: 26.60%

Communications Equipment: 2.17%
QUALCOMM Incorporated	198,800	13,126,764

Computers & Peripherals: 6.32%
Apple Incorporated	83,849	38,177,288

Internet Software & Services: 9.58%
eBay Incorporated †	412,200	23,054,346
Google Incorporated Class A †	32,600	24,635,494
LinkedIn Corporation Class A †	82,400	10,200,296

		57,890,136

IT Services: 4.66%
Accenture plc	93,269	6,705,108
Visa Incorporated Class A «	135,800	21,444,178

		28,149,286

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	9

Security name		Shares	Value

Software: 3.87%
Salesforce.com Incorporated «†		69,300	$11,928,609
VMware Incorporated «†		150,300	11,494,944

			23,423,553

Materials: 3.22%

Chemicals: 3.22%
Monsanto Company		191,900	19,449,065

Telecommunication Services: 2.77%

Wireless Telecommunication Services: 2.77%
Crown Castle International Corporation †		237,800	16,769,657

Total Common Stocks (Cost $440,536,795)			588,014,560

		Principal

Other: 0.29%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)		$5,164,628	1,755,974

Total Other (Cost $420,882)			1,755,974

	Yield	Shares

Short-Term Investments: 15.94%

Investment Companies: 15.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.14%	8,993,585	8,993,585
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.19	87,302,568	87,302,568

Total Short-Term Investments (Cost $96,296,153)			96,296,153

Total investments in securities
(Cost $537,253,830) *	113.53%	686,066,687
Other assets and liabilities, net	(13.53)	(81,765,606)

Total net assets	100.00%	$604,301,081

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $543,315,377 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$145,488,121
Gross unrealized depreciation	(2,736,811)

Net unrealized appreciation	$142,751,310

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Endeavor Select Fund	Statement of assets and liabilities—January 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$589,770,534
In affiliated securities, at value (see cost below)	96,296,153

Total investments, at value (see cost below)	686,066,687
Receivable for investments sold	12,332,789
Receivable for Fund shares sold	1,354,337
Receivable for dividends	66,511
Receivable for securities lending income	9,968
Prepaid expenses and other assets	35,243

Total assets	699,865,535

Liabilities
Payable for investments purchased	6,742,859
Payable for Fund shares redeemed	581,224
Payable upon receipt of securities loaned	87,723,450
Advisory fee payable	312,884
Distribution fees payable	4,285
Due to other related parties	75,506
Accrued expenses and other liabilities	124,246

Total liabilities	95,564,454

Total net assets	$604,301,081

NET ASSETS CONSIST OF
Paid-in capital	$526,282,742
Undistributed net investment income	1,361,219
Accumulated net realized losses on investments	(72,155,737)
Net unrealized gains on investments	148,812,857

Total net assets	$604,301,081

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$44,726,079
Shares outstanding – Class A	3,965,969
Net asset value per share – Class A	$11.28
Maximum offering price per share – Class A2	$11.97
Net assets – Class B	$709,034
Shares outstanding – Class B	69,331
Net asset value per share – Class B	$10.23
Net assets – Class C	$6,017,424
Shares outstanding – Class C	588,416
Net asset value per share – Class C	$10.23
Net assets – Administrator Class	$52,900,037
Shares outstanding – Administrator Class	4,604,109
Net asset value per share – Administrator Class	$11.49
Net assets – Institutional Class	$499,948,507
Shares outstanding – Institutional Class	42,978,629
Net asset value per share – Institutional Class	$11.63

Investment in unaffiliated securities (including securities on loan), at cost	$440,957,677

Investments in affiliated securities, at cost	$96,296,153

Total investments, at cost	$537,253,830

Securities on loan, at value	$85,830,295

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2013 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	11

Investment income
Dividends	$4,940,815
Securities lending income, net	54,550
Income from affiliated securities	14,969

Total investment income	5,010,334

Expenses
Advisory fee	2,161,555
Administration fees
Fund level	167,883
Class A	60,289
Class B	1,155
Class C	8,136
Administrator Class	28,025
Institutional Class	224,784
Shareholder servicing fees
Class A	57,970
Class B	1,110
Class C	7,823
Administrator Class	68,978
Distribution fees
Class B	3,331
Class C	23,468
Custody and accounting fees	25,379
Professional fees	12,700
Registration fees	50,287
Shareholder report expenses	65,421
Trustees’ fees and expenses	6,020
Other fees and expenses	17,814

Total expenses	2,992,128
Less: Fee waivers and/or expense reimbursements	(103,019)

Net expenses	2,889,109

Net investment income	2,121,225

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	68,444,739
Net change in unrealized gains (losses) on investments	(13,595,523)

Net realized and unrealized gains (losses) on investments	54,849,216

Net increase in net assets resulting from operations	$56,970,441

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income (loss)		$2,121,225		$(1,190,478)
Net realized gains on investments		68,444,739		101,870,198
Net change in unrealized gains (losses) on investments		(13,595,523)		(82,933,288)

Net increase in net assets resulting from operations		56,970,441		17,746,432

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	205,834	2,251,370	388,389	3,762,167
Class B	0	0	7,261	64,392
Class C	29,721	296,104	34,534	315,722
Administrator Class	345,825	3,829,815	7,438,773	73,650,990
Institutional Class	4,090,054	46,056,664	11,875,785	119,799,281

		52,433,953		197,592,552

Payment for shares redeemed
Class A	(760,864)	(8,301,862)	(5,224,849)	(50,768,514)
Class B	(45,787)	(451,421)	(68,098)	(603,465)
Class C	(93,220)	(927,530)	(185,451)	(1,692,754)
Administrator Class	(1,153,213)	(12,688,215)	(24,725,319)	(247,613,713)
Institutional Class	(29,523,804)	(330,427,761)	(25,795,402)	(257,200,679)

		(352,796,789)		(557,879,125)

Net decrease in net assets resulting from capital share transactions		(300,362,836)		(360,286,573)

Total decrease in net assets		(243,392,395)		(342,540,141)

Net assets
Beginning of period		847,693,476		1,190,233,617

End of period		$604,301,081		$847,693,476

Undistributed net investment income (loss)		$1,361,219		$(760,006)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.45	$10.12	$8.12	$7.25	$10.81	$10.85
Net investment income (loss)	0.01 [1]	(0.05)[1]	(0.05)[1]	(0.04)[1]	(0.01)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	0.82	0.38	2.05	0.91	(3.29)	0.10

Total from investment operations	0.83	0.33	2.00	0.87	(3.30)	0.06
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(0.26)	(0.10)
Net asset value, end of period	$11.28	$10.45	$10.12	$8.12	$7.25	$10.81
Total return[2]	7.94%	3.26%	24.63%	12.00%	(30.10)%	0.50%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.23%	1.23%	1.28%	1.32%	1.31%
Net expenses	1.25%	1.23%	1.23%	1.25%	1.25%	1.25%
Net investment income (loss)	0.22%	(0.49)%	(0.52)%	(0.51)%	(0.08)%	(0.38)%
Supplemental data
Portfolio turnover rate	42%	94%	100%	139%	173%	154%
Net assets, end of period (000s omitted)	$44,726	$47,233	$94,704	$125,266	$155,666	$237,689

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.51	$9.28	$7.50	$6.75	$10.18	$10.29
Net investment loss	(0.03)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]	(0.06)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.75	0.34	1.89	0.84	(3.11)	0.11

Total from investment operations	0.72	0.23	1.78	0.75	(3.17)	(0.01)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(0.26)	(0.10)
Net asset value, end of period	$10.23	$9.51	$9.28	$7.50	$6.75	$10.18
Total return[2]	7.47%	2.48%	23.73%	11.11%	(30.71)%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	1.98%	1.98%	2.02%	2.07%	2.06%
Net expenses	2.00%	1.98%	1.98%	2.00%	2.00%	2.00%
Net investment loss	(0.53)%	(1.24)%	(1.26)%	(1.25)%	(0.85)%	(1.12)%
Supplemental data
Portfolio turnover rate	42%	94%	100%	139%	173%	154%
Net assets, end of period (000s omitted)	$709	$1,095	$1,633	$2,622	$3,976	$9,097

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.51	$9.28	$7.50	$6.75	$10.18	$10.28
Net investment loss	(0.03)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]	(0.05)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.75	0.34	1.89	0.84	(3.12)	0.12

Total from investment operations	0.72	0.23	1.78	0.75	(3.17)	0.00
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(0.26)	(0.10)
Net asset value, end of period	$10.23	$9.51	$9.28	$7.50	$6.75	$10.18
Total return[2]	7.47%	2.48%	23.73%	11.11%	(30.70)%	(0.06)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	1.98%	1.98%	2.03%	2.07%	2.06%
Net expenses	2.00%	1.98%	1.98%	2.00%	2.00%	2.00%
Net investment loss	(0.53)%	(1.25)%	(1.27)%	(1.26)%	(0.82)%	(1.13)%
Supplemental data
Portfolio turnover rate	42%	94%	100%	139%	173%	154%
Net assets, end of period (000s omitted)	$6,017	$6,199	$7,448	$7,825	$9,139	$12,297

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.63	$10.26	$8.22	$7.34	$10.91	$10.91
Net investment income (loss)	0.02 [1]	(0.03)[1]	(0.03)[1]	(0.02)[1]	0.01 [1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.84	0.40	2.07	0.91	(3.32)	0.11

Total from investment operations	0.86	0.37	2.04	0.89	(3.31)	0.10
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.26)	(0.10)

Total distributions to shareholders	0.00	0.00	0.00	(0.01)	(0.26)	(0.10)
Net asset value, end of period	$11.49	$10.63	$10.26	$8.22	$7.34	$10.91
Total return[2]	8.09%	3.51%	24.94%	12.16%	(29.91)%	0.87%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.07%	1.07%	1.10%	1.14%	1.12%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.45%	(0.27)%	(0.29)%	(0.26)%	0.20%	(0.12)%
Supplemental data
Portfolio turnover rate	42%	94%	100%	139%	173%	154%
Net assets, end of period (000s omitted)	$52,900	$57,533	$232,954	$223,320	$247,298	$276,388

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.75	$10.37	$8.28	$7.39	$10.97	$10.96
Net Investment income (loss)	0.04 [1]	(0.01)[1]	(0.01)[1]	(0.01)[1]	0.03 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	0.84	0.39	2.10	0.93	(3.35)	0.11

Total from investment operations	0.88	0.38	2.09	0.92	(3.32)	0.12
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.03)	0.00	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	(0.26)	(0.10)

Total distributions to shareholders	0.00	0.00	0.00	(0.03)	(0.26)	(0.11)
Net asset value, end of period	$11.63	$10.75	$10.37	$8.28	$7.39	$10.97
Total return[2]	8.19%	3.66%	25.24%	12.41%	(29.84)%	1.06%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.80%	0.80%	0.83%	0.88%	0.86%
Net expenses	0.80%	0.79%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.70%	(0.06)%	(0.08)%	(0.07)%	0.38%	0.07%
Supplemental data
Portfolio turnover rate	42%	94%	100%	139%	173%	154%
Net assets, end of period (000s omitted)	$499,949	$735,633	$853,494	$933,587	$867,167	$1,158,997

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Endeavor Select Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Endeavor Select Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Endeavor Select Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $134,473,436 expiring in 2018.

As of July 31, 2012, the Fund had a qualified late-year ordinary loss of $760,006 which was recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

20	Wells Fargo Advantage Endeavor Select Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$588,014,560	$0	$0	$588,014,560
Other	0	0	1,755,974	1,755,974
Short-term investments
Investment companies	8,993,585	87,302,568	0	96,296,153
	$597,008,145	$87,302,568	$1,755,974	$686,066,687

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Endeavor Select Fund	21

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $3,869 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $272,861,853 and $536,379,494, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $354 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

22	Wells Fargo Advantage Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Endeavor Select Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Endeavor Select Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215103 03-13 SA205/SAR205 1-13

Wells Fargo Advantage Growth Fund

Semi-Annual Report

January 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Growth Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one-to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Growth Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Growth Fund	Performance highlights (unaudited)

The Fund is closed to new investors1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns2 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SGRAX)	2-24-2000	8.06	9.06	12.01	14.66	10.36	12.67	1.21	1.21
Class C (WGFCX)	12-26-2002	12.80	9.54	11.84	13.80	9.54	11.84	1.96	1.96
Administrator Class (SGRKX)	8-30-2002	–	–	–	14.90	10.68	13.08	1.05	0.97
Institutional Class (SGRNX)	2-24-2000	–	–	–	15.15	10.87	13.24	0.78	0.76
Investor Class (SGROX)	12-31-1993	–	–	–	14.58	10.26	12.57	1.28	1.28
Russell 3000® Growth Index[5]	–	–	–	–	13.44	5.79	8.43	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Apple Incorporated	4.45
eBay Incorporated	3.67
Google Incorporated Class A	3.49
Cognizant Technology Solutions Corporation Class A	3.12
Whole Foods Market Incorporated	2.84
Alexion Pharmaceuticals Incorporated	2.63
Kansas City Southern Railway Company	2.57
Rackspace Hosting Incorporated	2.55
Dollar Tree Incorporated	2.47
Tractor Supply Company	2.19

Sector distribution[6] as of January 31, 2013

1.	Please see the Statement of Additional Information for further details.

2.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 20, 2008, includes Advisor Class expenses.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.21% for Class A, 1.96% for Class C, 0.96% for Administrator Class, 0.75% for Institutional Class, and 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,105.42	$6.32	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06	1.19%
Class C
Actual	$1,000.00	$1,101.35	$10.28	1.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.43	$9.86	1.94%
Administrator Class
Actual	$1,000.00	$1,106.75	$5.10	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,108.04	$3.99	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$1,105.11	$6.63	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.66%

Consumer Discretionary: 25.22%

Auto Components: 0.19%
BorgWarner Incorporated «†	277,300	$20,570,114

Distributors: 0.54%
LKQ Corporation †	2,575,000	57,654,250

Hotels, Restaurants & Leisure: 3.56%
Chipotle Mexican Grill Incorporated «†	512,000	157,189,120
Life Time Fitness Incorporated «†**(l)	2,635,000	133,673,550
McDonald’s Corporation	375,000	35,733,750
Starbucks Corporation	984,000	55,222,080

		381,818,500

Internet & Catalog Retail: 4.70%
Amazon.com Incorporated †	684,000	181,602,000
HomeAway Incorporated «†**(l)	4,290,000	102,831,300
priceline.com Incorporated †	180,000	123,384,600
Shutterfly Incorporated «†**(l)	2,925,000	96,759,000

		504,576,900

Multiline Retail: 3.42%
Dollar General Corporation †	2,225,000	102,839,500
Dollar Tree Incorporated †	6,625,000	264,933,750

		367,773,250

Specialty Retail: 10.25%
CarMax Incorporated †	4,676,000	184,327,920
Dick’s Sporting Goods Incorporated	2,260,000	107,553,400
DSW Incorporated Class A «	836,600	55,993,638
GNC Holdings Incorporated Class A	4,165,000	149,690,100
Hibbett Sports Incorporated «†	500,000	26,330,000
Tractor Supply Company	2,265,000	234,812,550
Ulta Salon Cosmetics & Fragrance Incorporated	1,950,000	190,749,000
Vitamin Shoppe Incorporated «†**(l)	2,475,000	151,173,000

		1,100,629,608

Textiles, Apparel & Luxury Goods: 2.56%
lululemon athletica incorporated «†	2,150,000	148,350,000
Michael Kors Holdings Limited †	1,172,000	65,784,360
Under Armour Incorporated Class A «†	1,186,000	60,331,820

		274,466,180

Consumer Staples: 5.16%

Beverages: 0.42%
Monster Beverage Corporation †	950,000	45,505,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 4.44%
The Fresh Market Incorporated «†**(l)	3,515,000	$171,848,350
Whole Foods Market Incorporated	3,170,000	305,112,500

		476,960,850

Personal Products: 0.30%
Estee Lauder Companies Incorporated Class A	525,000	31,988,250

Energy: 5.32%

Energy Equipment & Services: 0.52%
Schlumberger Limited	714,700	55,782,335

Oil, Gas & Consumable Fuels: 4.80%
Concho Resources Incorporated †	2,250,000	205,245,000
Continental Resources Incorporated †	35,000	2,909,200
Energy XXI (Bermuda) Limited «	2,960,000	92,707,200
Oasis Petroleum Incorporated †	648,000	23,250,240
Pioneer Natural Resources Company	1,625,000	191,002,500

		515,114,140

Financials: 3.27%

Capital Markets: 1.90%
Financial Engines Incorporated «†	2,090,000	69,513,400
TD Ameritrade Holding Corporation «	6,900,000	133,791,000

		203,304,400

Consumer Finance: 1.37%
American Express Company	2,505,000	147,319,050

Health Care: 16.07%

Biotechnology: 6.33%
Alexion Pharmaceuticals Incorporated †	3,000,000	281,970,000
Biogen Idec Incorporated †	345,000	53,847,600
BioMarin Pharmaceutical Incorporated «†	647,000	35,513,830
Celgene Corporation †	2,000,000	197,920,000
Gilead Sciences Incorporated †	470,000	18,541,500
Medivation Incorporated †	411,000	22,341,960
Onyx Pharmaceuticals Incorporated «†	890,000	68,992,800

		679,127,690

Health Care Equipment & Supplies: 2.86%
Covidien plc	1,435,300	89,476,602
Intuitive Surgical Incorporated †	254,100	145,949,958
NxStage Medical Incorporated «†	2,425,000	28,372,500
Volcano Corporation «†	1,713,600	42,908,544

		306,707,604

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation «	2,382,000	108,071,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Growth Fund	9

Security name	Shares	Value

Health Care Providers & Services (continued)
Catamaran Corporation †	1,582,000	$82,089,980
Express Scripts Holding Corporation †	300,000	16,026,000

		206,187,320

Health Care Technology: 1.85%
Cerner Corporation «†	2,400,000	198,120,000

Life Sciences Tools & Services: 1.20%
Mettler-Toledo International Incorporated «†	607,000	129,005,710

Pharmaceuticals: 1.91%
Actavis Incorporated †	105,000	9,070,950
Allergan Incorporated	550,000	57,755,500
Shire plc ADR	1,325,000	132,685,500
Zoetis Incorporated †	225,357	5,859,282

		205,371,232

Industrials: 6.35%

Aerospace & Defense: 1.17%
Precision Castparts Corporation	362,000	66,390,800
United Technologies Corporation	678,600	59,425,002

		125,815,802

Air Freight & Logistics: 0.37%
United Parcel Service Incorporated Class B	500,000	39,645,000

Industrial Conglomerates: 0.50%
Danaher Corporation	900,000	53,937,000

Machinery: 0.92%
Flowserve Corporation	352,000	55,183,040
Joy Global Incorporated	685,000	43,271,450

		98,454,490

Road & Rail: 3.39%
J.B. Hunt Transport Services Incorporated	290,000	19,508,300
Kansas City Southern Railway Company	2,960,000	275,605,600
Norfolk Southern Corporation «	135,000	9,297,450
Union Pacific Corporation	449,000	59,025,540

		363,436,890

Information Technology: 35.05%

Communications Equipment: 2.34%
Aruba Networks Incorporated †	266,000	6,128,640
Cisco Systems Incorporated	1,750,000	35,997,500
Palo Alto Networks Incorporated «†	600,000	33,216,000
QUALCOMM Incorporated	2,665,100	175,976,553

		251,318,693

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Computers & Peripherals: 5.00%
Apple Incorporated	1,048,000	$477,164,880
EMC Corporation †	2,410,000	59,310,100

		536,474,980

Internet Software & Services: 11.03%
eBay Incorporated †	7,050,000	394,306,500
Facebook Incorporated Class A †	555,000	17,188,350
Google Incorporated Class A †	495,000	374,066,550
Mercadolibre Incorporated «	1,410,000	124,644,000
Rackspace Hosting Incorporated «†	3,633,000	273,746,550

		1,183,951,950

IT Services: 7.40%
Alliance Data Systems Corporation «†	864,000	136,166,400
Cognizant Technology Solutions Corporation Class A †	4,290,000	335,392,200
MarketAxess Holdings Incorporated	1,108,000	41,893,480
MasterCard Incorporated Class A	376,000	194,918,400
Visa Incorporated Class A «	540,000	85,271,400

		793,641,880

Semiconductors & Semiconductor Equipment: 2.54%
Avago Technologies Limited	915,000	32,729,550
Linear Technology Corporation	394,500	14,446,590
Maxim Integrated Products Incorporated	1,725,000	54,251,250
Microchip Technology Incorporated «	4,960,000	165,912,000
Silicon Laboratories Incorporated †	128,000	5,585,920

		272,925,310

Software: 6.74%
BroadSoft Incorporated †**(l)	1,750,000	59,447,500
Citrix Systems Incorporated †	335,000	24,508,600
Fleetmatics Group plc «†	652,074	16,347,495
Fortinet Incorporated †	7,278,000	171,688,020
Red Hat Incorporated †	1,505,000	83,617,800
Salesforce.com Incorporated «†	281,000	48,368,530
Solarwinds Incorporated †	1,551,000	84,405,420
Sourcefire Incorporated †	575,100	24,499,260
Splunk Incorporated «†	1,070,000	35,267,200
Synchronoss Technologies Incorporated «†	1,900,000	45,239,000
Ultimate Software Group Incorporated †	1,050,000	106,617,000
VMware Incorporated «†	310,000	23,708,800

		723,714,625

Materials: 3.22%

Chemicals: 3.22%
Airgas Incorporated	551,000	52,477,240
Monsanto Company	1,237,600	125,430,760
Praxair Incorporated	1,523,000	168,093,510

		346,001,510

Total Common Stocks (Cost $7,918,951,071)		10,697,300,513

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Growth Fund	11

Security name		Principal	Value

Other: 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$4,929,792	$1,676,129

Total Other (Cost $401,744)			1,676,129

	Yield	Shares

Short-Term Investments: 9.70%

Investment Companies: 9.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	47,459,711	47,459,711
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.19	993,866,578	993,866,578

Total Short-Term Investments (Cost $1,041,326,289)			1,041,326,289

Total investments in securities (Cost $8,960,679,104) *	109.38%	11,740,302,931
Other assets and liabilities, net	(9.38)	(1,006,689,433)

Total net assets	100.00%	$10,733,613,498

†	Non-income-earning security

«	All or a portion of this security is on loan.

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

*	Cost for federal income tax purposes is $8,989,963,557 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,850,049,449
Gross unrealized depreciation	(99,710,075)

Net unrealized appreciation	$2,750,339,374

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Growth Fund	Statement of assets and liabilities—January 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$9,983,243,942
In affiliated securities, at value (see cost below)	1,757,058,989

Total investments, at value (see cost below)	11,740,302,931
Receivable for investments sold	14,709,808
Receivable for Fund shares sold	33,512,224
Receivable for dividends	1,324,355
Receivable for securities lending income	168,825
Prepaid expenses and other assets	388,378

Total assets	11,790,406,521

Liabilities
Payable for investments purchased	31,329,209
Payable for Fund shares redeemed	21,664,755
Payable upon receipt of securities loaned	994,268,322
Advisory fee payable	5,373,356
Distribution fees payable	352,688
Due to other related parties	2,066,337
Accrued expenses and other liabilities	1,738,356

Total liabilities	1,056,793,023

Total net assets	$10,733,613,498

NET ASSETS CONSIST OF
Paid-in capital	$8,048,725,189
Undistributed net investment loss	(7,265,093)
Accumulated net realized losses on investments	(87,470,425)
Net unrealized gains on investments	2,779,623,827

Total net assets	$10,733,613,498

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,387,461,389
Shares outstanding – Class A	57,063,241
Net asset value per share – Class A	$41.84
Maximum offering price per share – Class A2	$44.39
Net assets – Class C	$563,165,875
Shares outstanding – Class C	14,436,713
Net asset value per share – Class C	$39.01
Net assets – Administrator Class	$3,147,003,553
Shares outstanding – Administrator Class	71,583,885
Net asset value per share – Administrator Class	$43.96
Net assets – Institutional Class	$2,385,505,083
Shares outstanding – Institutional Class	52,742,358
Net asset value per share – Institutional Class	$45.23
Net assets – Investor Class	$2,250,477,598
Shares outstanding – Investor Class	53,916,254
Net asset value per share – Investor Class	$41.74

Investment in unaffiliated securities (including securities on loan), at cost	$7,316,541,956

Investments in affiliated securities, at cost	$1,644,137,148

Total investments, at cost	$8,960,679,104

Securities on loan, at value	$972,448,919

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2013 (unaudited)	Wells Fargo Advantage Growth Fund	13

Investment income
Dividends	$49,303,873
Securities lending income, net	942,525
Income from affiliated securities	109,708

Total investment income	50,356,106

Expenses
Advisory fee	33,280,320
Administration fees
Fund level	2,363,232
Class A	3,086,575
Class C	717,162
Administrator Class	1,563,068
Institutional Class	957,449
Investor Class	3,631,437
Shareholder servicing fees
Class A	2,967,861
Class C	689,579
Administrator Class	3,826,179
Investor Class	2,831,974
Distribution fees
Class C	2,068,735
Custody and accounting fees	279,494
Professional fees	16,494
Registration fees	149,828
Shareholder report expenses	255,438
Trustees’ fees and expenses	6,486
Other fees and expenses	51,874

Total expenses	58,743,185
Less: Fee waivers and/or expense reimbursements	(1,121,986)

Net expenses	57,621,199

Net investment loss	(7,265,093)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	172,954,881
Affiliated securities	1,146,448

Net realized gains on investments	174,101,329

Net change in unrealized gains (losses) on:
Unaffiliated securities	850,358,008
Affiliated securities	30,106,038

Net change in unrealized gains (losses) on investments	880,464,046

Net realized and unrealized gains (losses) on investments	1,054,565,375

Net increase in net assets resulting from operations	$1,047,300,282

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment loss		$(7,265,093)		$(39,036,591)
Net realized gains (losses) on investments		174,101,329		(225,338,804)
Net change in unrealized gains (losses) on investments		880,464,046		939,632,051

Net increase in net assets resulting from operations		1,047,300,282		675,256,656

Distributions to shareholders from
Net realized gains
Class A		0		(22,822,266)
Class C		0		(4,924,744)
Administrator Class		0		(24,893,217)
Institutional Class		0		(18,155,514)
Investor Class		0		(25,630,798)

Total distributions to shareholders		0		(96,426,539)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,928,165	236,828,737	45,084,569	1,609,802,564
Class C	700,529	26,309,883	9,260,855	308,259,538
Administrator Class	12,279,778	519,448,866	54,655,303	2,072,257,753
Institutional Class	9,797,550	425,190,324	40,423,928	1,577,726,976
Investor Class	3,046,857	122,055,833	27,864,565	1,001,221,628

		1,329,833,643		6,569,268,459

Reinvestment of distributions
Class A	0	0	605,550	21,285,084
Class C	0	0	94,859	3,135,087
Administrator Class	0	0	619,824	22,828,128
Institutional Class	0	0	464,162	17,549,951
Investor Class	0	0	701,493	24,615,404

		0		89,413,654

Payment for shares redeemed
Class A	(8,730,255)	(348,506,406)	(19,402,054)	(717,639,483)
Class C	(1,092,766)	(40,528,582)	(1,412,210)	(48,291,704)
Administrator Class	(15,833,057)	(661,267,538)	(15,811,398)	(612,739,866)
Institutional Class	(13,687,431)	(587,720,879)	(10,047,770)	(399,055,588)
Investor Class	(7,586,908)	(301,440,047)	(17,762,906)	(640,909,388)

		(1,939,463,452)		(2,418,636,029)

Net increase (decrease) in net assets resulting from capital share transactions		(609,629,809)		4,240,046,084

Total increase in net assets		437,670,473		4,818,876,201

Net assets
Beginning of period		10,295,943,025		5,477,066,824

End of period		$10,733,613,498		$10,295,943,025

Undistributed net investment income (loss)		$(7,265,093)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$37.85	$35.88	$26.10	$21.13	$25.20	$26.36
Net investment loss	(0.05)	(0.21)[2]	(0.27)[2]	(0.16)[2]	(0.08)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	4.04	2.65	10.05	5.13	(3.99)	(1.00)

Total from investment operations	3.99	2.44	9.78	4.97	(4.07)	(1.16)
Distributions to shareholders from
Net realized gains	0.00	(0.47)	0.00	0.00	0.00	0.00
Net asset value, end of period	$41.84	$37.85	$35.88	$26.10	$21.13	$25.20
Total return[3]	10.54%	6.93%	37.43%	23.52%	(16.15)%	(4.40)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.24%	1.31%	1.35%	1.35%
Net expenses	1.19%	1.20%	1.24%	1.30%	1.29%	1.30%
Net investment loss	(0.25)%	(0.56)%	(0.81)%	(0.64)%	(0.44)%	(0.60)%
Supplemental data
Portfolio turnover rate	20%	47%	54%	72%	88%	122%
Net assets, end of period (000s omitted)	$2,387,461	$2,265,845	$1,204,675	$163,485	$46,250	$34,992

1.	Effective June 20, 2008, Advisor Class was renamed Class A.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$35.42	$33.86	$24.81	$20.24	$24.30	$25.62
Net investment loss	(0.20)	(0.46)[1]	(0.51)[1]	(0.34)[1]	(0.21)[1]	(0.35)[1]
Net realized and unrealized gains (losses) on investments	3.79	2.49	9.56	4.91	(3.85)	(0.97)

Total from investment operations	3.59	2.03	9.05	4.57	(4.06)	(1.32)
Distributions to shareholders from
Net realized gains	0.00	(0.47)	0.00	0.00	0.00	0.00
Net asset value, end of period	$39.01	$35.42	$33.86	$24.81	$20.24	$24.30
Total return[2]	10.14%	6.12%	36.44%	22.58%	(16.71)%	(5.15)%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.95%	1.99%	2.06%	2.07%	2.11%
Net expenses	1.94%	1.95%	1.99%	2.05%	2.02%	2.05%
Net investment loss	(1.00)%	(1.32)%	(1.57)%	(1.40)%	(1.17)%	(1.36)%
Supplemental data
Portfolio turnover rate	20%	47%	54%	72%	88%	122%
Net assets, end of period (000s omitted)	$563,166	$525,285	$233,114	$14,737	$2,387	$1,307

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$39.72	$37.54	$27.24	$21.98	$26.12	$27.23
Net investment income (loss)	(0.00)	(0.13)[1]	(0.18)[1]	(0.08)[1]	(0.01)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	4.24	2.78	10.48	5.34	(4.13)	(1.04)

Total from investment operations	4.24	2.65	10.30	5.26	(4.14)	(1.11)
Distributions to shareholders from
Net realized gains	0.00	(0.47)	0.00	0.00	0.00	0.00
Net asset value, end of period	$43.96	$39.72	$37.54	$27.24	$21.98	$26.12
Total return[2]	10.67%	7.15%	37.81%	23.93%	(15.85)%	(4.08)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.08%	1.13%	1.18%	1.17%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.02)%	(0.33)%	(0.51)%	(0.29)%	(0.07)%	(0.25)%
Supplemental data
Portfolio turnover rate	20%	47%	54%	72%	88%	122%
Net assets, end of period (000s omitted)	$3,147,004	$2,984,775	$1,339,245	$414,489	$196,301	$109,958

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$40.83	$38.49	$27.88	$22.46	$26.65	$27.74
Net Investment income (loss)	0.04 [1]	(0.05)[1]	(0.12)[1]	(0.03)[1]	0.01 [1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	4.36	2.86	10.73	5.45	(4.20)	(1.06)

Total from investment operations	4.40	2.81	10.61	5.42	(4.19)	(1.09)
Distributions to shareholders from
Net realized gains	0.00	(0.47)	0.00	0.00	0.00	0.00
Net asset value, end of period	$45.23	$40.83	$38.49	$27.88	$22.46	$26.65
Total return[2]	10.80%	7.37%	38.06%	24.13%	(15.72)%	(3.93)%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.81%	0.86%	0.91%	0.90%
Net expenses	0.75%	0.76%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.18%	(0.13)%	(0.35)%	(0.12)%	0.07%	(0.10)%
Supplemental data
Portfolio turnover rate	20%	47%	54%	72%	88%	122%
Net assets, end of period (000s omitted)	$2,385,505	$2,312,074	$992,748	$367,360	$255,282	$260,671

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$37.77	$35.83	$26.09	$21.14	$25.23	$26.43
Net investment loss	(0.06)[1]	(0.23)[1]	(0.28)[1]	(0.17)[1]	(0.10)[1]	(0.20)[1]
Net realized and unrealized gains (losses) on investments	4.03	2.64	10.02	5.12	(3.99)	(1.00)

Total from investment operations	3.97	2.41	9.74	4.95	(4.09)	(1.20)
Distributions to shareholders from
Net realized gains	0.00	(0.47)	0.00	0.00	0.00	0.00
Net asset value, end of period	$41.74	$37.77	$35.83	$26.09	$21.14	$25.23
Total return[2]	10.51%	6.85%	37.29%	23.42%	(16.21)%	(4.54)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.31%	1.41%	1.46%	1.49%
Net expenses	1.25%	1.26%	1.31%	1.40%	1.40%	1.44%
Net investment loss	(0.30)%	(0.64)%	(0.85)%	(0.71)%	(0.54)%	(0.73)%
Supplemental data
Portfolio turnover rate	20%	47%	54%	72%	88%	122%
Net assets, end of period (000s omitted)	$2,250,478	$2,207,964	$1,707,285	$941,660	$748,218	$958,160

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Growth Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2012, the Fund had post-enactment capital loss carryforwards (losses incurred in taxable years which began after December 22, 2010) which consist of $219,708,344 in short-term capital losses and $938,115 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Advantage Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$10,697,300,513	$0	$0	$10,697,300,513
Other	0	0	1,676,129	1,676,129
Short-term investments
Investment companies	47,459,711	993,866,578	0	1,041,326,289
	$10,744,760,224	$993,866,578	$1,676,129	$11,740,302,931

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to October 1, 2012, WellsCap received a fee at an annual rate which started at 0.35% and declined to 0.15% as the average daily net assets of the Fund increased.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Administrator Class shares, 0.75% for Institutional Class shares, and 1.27% for Investor Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Growth Fund	23

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $66,220 from the sale of Class A shares and $10,000 and $10,322 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $2,062,473,892 and $2,411,340,381, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
BroadSoft Incorporated	1,574,300	175,700	0	1,750,000	$59,447,500	$0	$0
HomeAway Incorporated	3,089,470	1,200,530	0	4,290,000	102,831,300	0	0
Life Time Fitness Incorporated	3,049,000	35,000	449,000	2,635,000	133,673,550	0	1,914,155
Shutterfly Incorporated	2,466,100	575,000	116,100	2,925,000	96,759,000	0	(1,291,159)
The Fresh Market Incorporated	2,197,000	1,367,000	49,000	3,515,000	171,848,350	0	405,339
Vitamin Shoppe Incorporated	1,423,800	1,066,200	15,000	2,475,000	151,173,000	0	118,113
					$715,732,700	$0	$1,146,448

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $4,570 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215104 03-13 SA206/SAR206 1-13

Wells Fargo Advantage Intrinsic Value Fund

Semi-Annual Report

January 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intrinsic Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Value Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	3

the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Intrinsic Value Fund	Letter to shareholders (unaudited)

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Gary Lisenbee

Jeffrey Peck

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Life of the Fund	1 year	5 year	Life of the Fund	Gross	Net[3]
Class A (EIVAX)	8-1-2006	13.46	3.45	5.04	20.38	4.68	6.00	1.27	1.17
Class B (EIVBX)*	8-1-2006	14.46	3.54	5.23	19.46	3.89	5.23	2.02	1.92
Class C (EIVCX)	8-1-2006	18.44	3.88	5.23	19.44	3.88	5.23	2.02	1.92
Class R4 (EIVRX)	11-30-2012	–	–	–	20.79	4.97	6.28	0.94	0.81
Class R6 (EIVFX)	11-30-2012	–	–	–	20.81	4.98	6.29	0.79	0.66
Administrator Class (EIVDX)	7-30-2010	–	–	–	20.62	4.86	6.18	1.11	0.96
Institutional Class (EIVIX)	8-1-2006	–	–	–	20.81	4.98	6.29	0.84	0.71
Russell 1000® Value Index[4]	–	–	–	–	20.58	2.70	3.22	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	7

Ten largest equity holdings[5] (%) as of January 31, 2013
Home Depot Incorporated	3.18
Time Warner Incorporated	3.08
CIGNA Corporation	3.03
Zions Bancorporation	2.96
Nextera Energy Incorporated	2.93
Occidental Petroleum Corporation	2.78
Oracle Corporation	2.77
Boeing Company	2.77
PepsiCo Incorporated	2.75
Charles Schwab Corporation	2.72

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.16% for Class A, 1.91% for Class B, 1.91% for Class C, 0.80% for Class R4, 0.65% for Class R6, 0.95% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,132.35	$6.29	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%
Class B
Actual	$1,000.00	$1,128.78	$10.30	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.75	1.92%
Class C
Actual	$1,000.00	$1,128.26	$10.30	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.75	1.92%
Class R4
Actual	$1,000.00	$1,134.16	$4.30	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,134.31	$3.50	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,133.45	$5.11	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,134.35	$4.09	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	9

Security name	Shares	Value

Common Stocks: 96.34%

Consumer Discretionary: 12.27%

Auto Components: 2.58%
TRW Automotive Holdings Corporation †	170,000	$9,797,100

Media: 5.57%
Time Warner Incorporated	231,000	11,670,120
Walt Disney Company	175,000	9,429,000

		21,099,120

Specialty Retail: 4.12%
Home Depot Incorporated	180,000	12,045,600
Tiffany & Company «	54,000	3,550,500

		15,596,100

Consumer Staples: 11.85%

Beverages: 4.83%
Diageo plc ADR	66,000	7,873,800
PepsiCo Incorporated	143,000	10,417,550

		18,291,350

Food Products: 7.02%
H.J. Heinz Company «	131,000	7,942,530
The Hershey Company	107,000	8,501,150
Unilever NV ADR «	251,000	10,160,480

		26,604,160

Energy: 8.36%

Energy Equipment & Services: 2.06%
Schlumberger Limited	100,100	7,812,805

Oil, Gas & Consumable Fuels: 6.30%
Hess Corporation	124,000	8,327,840
Occidental Petroleum Corporation	119,100	10,512,957
QEP Resources Incorporated	171,000	5,018,850

		23,859,647

Financials: 17.42%

Capital Markets: 7.36%
Charles Schwab Corporation	623,000	10,298,190
Franklin Resources Incorporated	59,300	8,116,984
Northern Trust Corporation «	184,000	9,470,480

		27,885,654

Commercial Banks: 7.48%
M&T Bank Corporation «	82,500	8,471,925
SunTrust Banks Incorporated	305,000	8,652,850
Zions Bancorporation «	480,470	11,204,560

		28,329,335

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Diversified Financial Services: 2.58%
JPMorgan Chase & Company	208,000	$9,786,400

Health Care: 9.21%

Health Care Equipment & Supplies: 4.44%
Abbott Laboratories	227,600	7,711,088
Baxter International Incorporated	134,000	9,090,560

		16,801,648

Health Care Providers & Services: 3.03%
CIGNA Corporation	197,000	11,492,980

Pharmaceuticals: 1.74%
AbbVie Incorporation	104,000	3,815,760
Hospira Incorporated †	81,000	2,763,720

		6,579,480

Industrials: 12.32%

Aerospace & Defense: 5.95%
Boeing Company	142,000	10,489,540
Huntington Ingalls Industries Incorporated	83,000	3,676,900
Northrop Grumman Corporation	128,500	8,357,640

		22,524,080

Air Freight & Logistics: 2.29%
United Parcel Service Incorporated Class B	109,300	8,666,397

Machinery: 4.08%
Deere & Company «	88,900	8,361,934
SPX Corporation	95,200	7,104,776

		15,466,710

Information Technology: 18.30%

Communications Equipment: 2.32%
QUALCOMM Incorporated	133,000	8,781,990

Computers & Peripherals: 4.48%
Apple Incorporated	16,300	7,421,553
EMC Corporation †	388,840	9,569,352

		16,990,905

Internet Software & Services: 1.82%
eBay Incorporated †	123,000	6,879,390

IT Services: 2.54%
International Business Machines Corporation	47,400	9,625,518

Semiconductors & Semiconductor Equipment: 1.87%
Texas Instruments Incorporated	214,000	7,079,120

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	11

Security name		Shares	Value

Software: 5.27%
Intuit Incorporated		151,500	$9,450,570
Oracle Corporation		296,000	10,510,960

			19,961,530

Materials: 1.73%

Chemicals: 1.73%
Air Products & Chemicals Incorporated		74,940	6,552,005

Utilities: 4.88%

Electric Utilities: 4.88%
Nextera Energy Incorporated		154,000	11,095,700
Northeast Utilities		181,000	7,372,130

			18,467,830

Total Common Stocks (Cost $265,933,382)			364,931,254

	Yield

Short-Term Investments: 14.81%

Investment Companies: 14.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	11,711,547	11,711,547
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.19	44,399,450	44,399,450

Total Short-Term Investments (Cost $56,110,997)			56,110,997

Total investments in securities
(Cost $322,044,379) *	111.15%	421,042,251
Other assets and liabilities, net	(11.15)	(42,252,663)

Total net assets	100.00%	$378,789,588

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $322,574,064 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$98,970,440
Gross unrealized depreciation	(502,253)

Net unrealized appreciation	$98,468,187

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Value Fund	Statement of assets and liabilities—January 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$364,931,254
In affiliated securities, at value (see cost below)	56,110,997

Total investments, at value (see cost below)	421,042,251
Receivable for investments sold	2,237,287
Receivable for Fund shares sold	444,570
Receivable for dividends	404,466
Receivable for securities lending income	5,321
Prepaid expenses and other assets	108,371

Total assets	424,242,266

Liabilities
Payable for investments purchased	354,978
Payable for Fund shares redeemed	226,077
Payable upon receipt of securities loaned	44,399,450
Advisory fee payable	180,709
Distribution fees payable	15,752
Due to other related parties	58,514
Accrued expenses and other liabilities	217,198

Total liabilities	45,452,678

Total net assets	$378,789,588

NET ASSETS CONSIST OF
Paid-in capital	$268,867,987
Overdistributed net investment income	(99,864)
Accumulated net realized gains on investments	11,023,593
Net unrealized gains on investments	98,997,872

Total net assets	$378,789,588

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$91,861,150
Shares outstanding – Class A	8,328,843
Net asset value per share – Class A	$11.03
Maximum offering price per share – Class A2	$11.70
Net assets – Class B	$3,636,842
Shares outstanding – Class B	331,070
Net asset value per share – Class B	$10.99
Net assets – Class C	$21,714,354
Shares outstanding – Class C	1,989,111
Net asset value per share – Class C	$10.92
Net assets – Class R4	$10,709
Share outstanding – Class R4	970
Net asset value per share – Class R4	$11.04
Net assets – Class R6	$53,559
Share outstanding – Class R6	4,850
Net asset value per share – Class R6	$11.04
Net assets – Administrator Class	$35,728,707
Shares outstanding – Administrator Class	3,135,871
Net asset value per share – Administrator Class	$11.39
Net assets – Institutional Class	$225,784,267
Shares outstanding – Institutional Class	20,426,769
Net asset value per share – Institutional Class	$11.05

Investment in unaffiliated securities (including securities on loan), at cost	$265,933,382

Investments in affiliated securities, at cost	$56,110,997

Total investments, at cost	$322,044,379

Securities on loan, at value	$43,359,772

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	13

Investment income
Dividends*	$3,784,023
Securities lending income, net	34,787
Income from affiliated securities	15,487

Total investment income	3,834,297

Expenses
Advisory fee	1,196,727
Administration fees
Fund level	92,056
Class A	113,575
Class B	5,184
Class C	26,729
Class R4	1	[1]
Class R6	2	[1]
Administrator Class	14,726
Institutional Class	90,735
Shareholder servicing fees
Class A	93,280
Class B	4,985
Class C	25,701
Class R4	2	[1]
Administrator Class	36,601
Distribution fees
Class B	14,954
Class C	77,104
Custody and accounting fees	7,824
Professional fees	1,656
Registration fees	1,840
Shareholder report expenses	1,840
Trustees’ fees and expenses	552
Other fees and expenses	1,656

Total expenses	1,807,730
Less: Fee waivers and/or expense reimbursements	(60,287)

Net expenses	1,747,443

Net investment income	2,086,854

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	15,904,105
Net change in unrealized gains (losses) on investments	27,793,990

Net realized and unrealized gains (losses) on investments	43,698,095

Net increase in net assets resulting from operations	$45,784,949

* Net of foreign dividend withholding taxes in the amount of	$28,771

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Value Fund	Statement of changes in net assets

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income		$2,086,854		$4,415,696
Net realized gains on investments		15,904,105		17,185,013
Net change in unrealized gains (losses) on investments		27,793,990		(16,910,395)

Net increase in net assets resulting from operations		45,784,949		4,690,314

Distributions to shareholders from
Net investment income
Class A		(826,684)		(3,158,452)
Class B		0		(102,030)
Class C		(35,977)		(486,427)
Class R4		(147)[1]		N/A
Class R6		(740)[1]		N/A
Administrator Class		(376,820)		(53,362)
Institutional Class		(2,942,395)		(6,661,737)
Net realized gains
Class A		(4,870,427)		(11,786,758)
Class B		(216,860)		(603,944)
Class C		(1,166,530)		(2,557,958)
Class R4		(575)[1]		N/A
Class R6		(2,875)[1]		N/A
Administrator Class		(1,660,496)		(1,707,718)
Institutional Class		(12,200,925)		(20,996,038)

Total distributions to shareholders		(24,301,451)		(48,114,424)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,083,287	11,693,596	1,647,052	16,994,714
Class B	4,147	44,261	18,971	190,176
Class C	215,077	2,281,070	254,471	2,585,635
Class R4	901 [1]	10,000 [1]	N/A	N/A
Class R6	4,504 [1]	50,000 [1]	N/A	N/A
Administrator Class	839,046	9,320,288	2,764,809	28,764,230
Institutional Class	2,144,097	23,343,863	4,712,518	47,964,906

		46,743,078		96,499,661

Reinvestment of distributions
Class A	494,065	5,145,848	1,315,618	12,628,143
Class B	20,171	207,552	68,307	649,452
Class C	105,346	1,079,735	283,110	2,683,755
Class R4	69 [1]	722 [1]	N/A	N/A
Class R6	346 [1]	3,615 [1]	N/A	N/A
Administrator Class	162,840	1,754,702	82,852	810,567
Institutional Class	1,242,972	13,004,365	2,479,308	23,891,924

		21,196,539		40,663,841

Payment for shares redeemed
Class A	(1,658,324)	(18,135,727)	(8,398,558)	(84,847,840)
Class B	(111,253)	(1,189,398)	(343,683)	(3,499,264)
Class C	(291,752)	(3,114,312)	(1,064,389)	(10,746,413)
Administrator Class	(341,344)	(3,828,603)	(1,211,695)	(11,999,406)
Institutional Class	(4,234,690)	(46,295,495)	(9,917,914)	(102,812,211)

		(72,563,535)		(213,905,134)

Net decrease in net assets resulting from capital share transactions		(4,623,918)		(76,741,632)

Total increase (decrease) in net assets		16,859,580		(120,165,742)

Net assets
Beginning of period		361,930,008		482,095,750

End of period		$378,789,588		$361,930,008

Undistributed (overdistributed) net investment income		$(99,864)		$1,996,045

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$10.44	$11.50	$9.84	$8.48	$10.19	$11.53
Net investment income	0.05	0.11 [2]	0.10	0.10 [2]	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.28	0.24	1.65	1.31	(1.71)	(0.96)

Total from investment operations	1.33	0.35	1.75	1.41	(1.61)	(0.87)
Distributions to shareholders from
Net investment income	(0.10)	(0.28)	(0.09)	(0.05)	(0.04)	(0.05)
Net realized gains	(0.64)	(1.13)	0.00	0.00	(0.06)	(0.42)

Total distributions to shareholders	(0.74)	(1.41)	(0.09)	(0.05)	(0.10)	(0.47)
Net asset value, end of period	$11.03	$10.44	$11.50	$9.84	$8.48	$10.19
Total return[3]	13.24%	4.38%	17.88%	16.67%	(15.62)%	(7.89)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.24%	1.24%	1.17%	1.15%	1.12%
Net expenses	1.17%	1.17%	1.17%	1.11%	1.14%	1.11%
Net investment income	0.91%	1.05%	0.81%	1.05%	1.62%	0.96%
Supplemental data
Portfolio turnover rate	16%	34%	25%	23%	23%	26%
Net assets, end of period (000s omitted)	$91,861	$87,784	$159,178	$147,957	$90,382	$88,456

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS B		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$10.34	$11.37	$9.72	$8.40	$10.11	$11.48
Net investment income	0.01 [2]	0.03 [2]	0.01 [2]	0.03 [2]	0.07 [2]	0.02
Net realized and unrealized gains (losses) on investments	1.28	0.24	1.64	1.29	(1.72)	(0.97)

Total from investment operations	1.29	0.27	1.65	1.32	(1.65)	(0.95)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.00)[3]	0.00	0.00	0.00
Net realized gains	(0.64)	(1.13)	0.00	0.00	(0.06)	(0.42)

Total distributions to shareholders	(0.64)	(1.30)	(0.00)[3]	0.00	(0.06)	(0.42)
Net asset value, end of period	$10.99	$10.34	$11.37	$9.72	$8.40	$10.11
Total return[4]	12.88%	3.56%	17.03%	15.71%	(16.22)%	(8.58)%
Ratios to average net assets (annualized)
Gross expenses	1.97%	2.01%	1.99%	1.93%	1.91%	1.91%
Net expenses	1.92%	1.92%	1.91%	1.88%	1.90%	1.90%
Net investment income	0.19%	0.27%	0.07%	0.30%	0.84%	0.15%
Supplemental data
Portfolio turnover rate	16%	34%	25%	23%	23%	26%
Net assets, end of period (000s omitted)	$3,637	$4,323	$7,666	$9,206	$10,014	$18,248

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$10.30	$11.35	$9.72	$8.40	$10.11	$11.48
Net investment income	0.01	0.03 [2]	0.02	0.03 [2]	0.06 [2]	0.01
Net realized and unrealized gains (losses) on investments	1.27	0.24	1.63	1.29	(1.71)	(0.96)

Total from investment operations	1.28	0.27	1.65	1.32	(1.65)	(0.95)
Distributions to shareholders from
Net investment income	(0.02)	(0.19)	(0.02)	0.00	0.00	0.00
Net realized gains	(0.64)	(1.13)	0.00	0.00	(0.06)	(0.42)

Total distributions to shareholders	(0.66)	(1.32)	(0.02)	0.00	(0.06)	(0.42)
Net asset value, end of period	$10.92	$10.30	$11.35	$9.72	$8.40	$10.11
Total return[3]	12.83%	3.62%	16.98%	15.71%	(16.22)%	(8.58)%
Ratios to average net assets (annualized)
Gross expenses	1.97%	2.01%	1.97%	1.94%	1.92%	1.91%
Net expenses	1.92%	1.92%	1.92%	1.88%	1.91%	1.90%
Net investment income	0.16%	0.26%	0.07%	0.29%	0.84%	0.18%
Supplemental data
Portfolio turnover rate	16%	34%	25%	23%	23%	26%
Net assets, end of period (000s omitted)	$21,714	$20,187	$28,230	$26,934	$20,396	$22,369

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R4	Period ended January 31, 2013[1] (unaudited)
Net asset value, beginning of period	$11.10
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	0.71

Total from investment operations	0.73
Distributions to shareholders from
Net investment income	(0.15)
Net realized gains	(0.64)

Total distributions to shareholders	(0.79)
Net asset value, end of period	$11.04
Total return[2]	7.08%
Ratios to average net assets (annualized)
Gross expenses	0.87%
Net expenses	0.80%
Net investment income	1.07%
Supplemental data
Portfolio turnover rate	16%
Net assets, end of period (000s omitted)	$11

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	19

(For a share outstanding throughout each period)

CLASS R6	Period ended January 31, 2013[1] (unaudited)
Net asset value, beginning of period	$11.10
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	0.71

Total from investment operations	0.73
Distributions to shareholders from
Net investment income	(0.15)
Net realized gains	(0.64)

Total distributions to shareholders	(0.79)
Net asset value, end of period	$11.04
Total return[2]	7.10%
Ratios to average net assets (annualized)
Gross expenses	0.73%
Net expenses	0.65%
Net investment income	1.23%
Supplemental data
Portfolio turnover rate	16%
Net assets, end of period (000s omitted)	$54

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$10.78	$11.55	$9.87	$9.87
Net investment income	0.06 [2]	0.12 [2]	0.11 [2]	0.00
Net realized and unrealized gains (losses) on investments	1.33	0.28	1.68	0.00

Total from investment operations	1.39	0.40	1.79	0.00
Distributions to shareholders from
Net investment income	(0.14)	(0.04)	(0.11)	0.00
Net realized gains	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(0.78)	(1.17)	(0.11)	0.00
Net asset value, end of period	$11.39	$10.78	$11.55	$9.87
Total return[3]	13.34%	4.57%	18.23%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.09%	1.06%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.00%
Net investment income	1.11%	1.13%	1.04%	0.00%
Supplemental data
Portfolio turnover rate	16%	34%	25%	23%
Net assets, end of period (000s omitted)	$35,729	$26,687	$9,693	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$10.48	$11.56	$9.87	$8.51	$10.22	$11.55
Net investment income	0.08	0.14 [2]	0.13 [2]	0.12 [2]	0.12	0.14 [2]
Net realized and unrealized gains (losses) on investments	1.28	0.24	1.67	1.32	(1.72)	(0.98)

Total from investment operations	1.36	0.38	1.80	1.44	(1.60)	(0.84)
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.11)	(0.08)	(0.05)	(0.07)
Net realized gains	(0.64)	(1.13)	0.00	0.00	(0.06)	(0.42)

Total distributions to shareholders	(0.79)	(1.46)	(0.11)	(0.08)	(0.11)	(0.49)
Net asset value, end of period	$11.05	$10.48	$11.56	$9.87	$8.51	$10.22
Total return[3]	13.43%	4.71%	18.32%	16.93%	(15.44)%	(7.66)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.83%	0.79%	0.94%	0.92%	0.89%
Net expenses	0.76%	0.82%	0.79%	0.88%	0.91%	0.88%
Net investment income	1.33%	1.35%	1.16%	1.27%	1.86%	1.25%
Supplemental data
Portfolio turnover rate	16%	34%	25%	23%	23%	26%
Net assets, end of period (000s omitted)	$225,784	$222,949	$277,329	$1,109,507	$348,093	$299,456

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$364,931,254	$0	$0	$364,931,254

Short-term investments
Investment companies	11,711,547	44,399,450	0	56,110,997
	$376,642,801	$44,399,450	$0	$421,042,251

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class B shares, 1.91% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.70% for Institutional Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	25

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $6,885 from the sale of Class A shares and $100, $378, and $34 in contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $53,892,236 and $82,095,876, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $159 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Intrinsic Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Intrinsic Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Intrinsic Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215105 03-13 SA207/SAR207 1-13

Wells Fargo Advantage Large Cap Core Fund

Semi-Annual Report

January 31, 2013

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The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Index Fund	Small Cap Value Fund
Capital Growth Fund	International Equity Fund	Small Company Growth Fund
Common Stock Fund	International Value Fund	Small Company Value Fund
Disciplined U.S. Core Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Equity Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Growth Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Equity Income Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Enterprise Fund†	Precious Metals Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Large Cap Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Core Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one-to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Cap Core Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Jeff C. Moser, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Life of Fund	1 year	5 year	Life of Fund	Gross	Net[3]
Class A (EGOAX)	12-17-2007	10.12	1.57	0.33	16.79	2.78	1.50	1.37	1.14
Class C (EGOCX)	12-17-2007	15.01	2.01	0.78	16.01	2.01	0.78	2.12	1.89
Administrator Class (WFLLX)	7-16-2010	–	–	–	17.18	2.93	1.66	1.21	0.90
Institutional Class (EGOIX)	12-17-2007	–	–	–	17.44	3.16	1.89	0.94	0.66
Investor Class (WFLNX)	7-16-2010	–	–	–	16.78	2.59	1.33	1.43	1.20
S&P 500 Index[4]	–	–	–	–	16.78	3.97	2.95	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com .

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Cap Core Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Chicago Bridge & Iron Company NV	2.51
Terex Corporation	2.40
Celgene Corporation	2.39
JPMorgan Chase & Company	2.29
Goldman Sachs Group Incorporated	2.29
CVS Caremark Corporation	2.24
W.R. Grace & Company	2.24
Cadence Design Systems Incorporated	2.23
ACE Limited	2.23
HollyFrontier Corporation	2.22

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for the Administrator Class and Investor Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Administrator Class and Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for you applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,096.57	$6.02	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80	1.14%
Class C
Actual	$1,000.00	$1,092.58	$9.97	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60	1.89%
Administrator Class
Actual	$1,000.00	$1,097.92	$4.76	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Institutional Class
Actual	$1,000.00	$1,099.11	$3.49	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Investor Class
Actual	$1,000.00	$1,096.48	$6.39	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.11	$6.16	1.21%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 99.15%

Consumer Discretionary: 11.66%

Media: 1.95%
Comcast Corporation Class A	92,342	$3,516,383

Specialty Retail: 9.71%
Foot Locker Incorporated	105,213	3,614,067
GNC Holdings Incorporated Class A	97,925	3,519,425
Home Depot Incorporated	59,748	3,998,336
Ross Stores Incorporated	47,505	2,836,049
TJX Companies Incorporated	79,000	3,569,220

		17,537,097

Consumer Staples: 7.48%

Food & Staples Retailing: 4.14%
CVS Caremark Corporation	78,916	4,040,499
Wal-Mart Stores Incorporated	49,177	3,439,931

		7,480,430

Household Products: 2.07%
Spectrum Brands Holdings Incorporated	73,905	3,742,549

Personal Products: 1.27%
Herbalife Limited «	62,808	2,281,187

Energy: 9.85%

Oil, Gas & Consumable Fuels: 9.85%
Chevron Corporation	29,294	3,373,204
ConocoPhillips Company	59,805	3,468,690
Exxon Mobil Corporation	34,941	3,143,642
HollyFrontier Corporation	76,630	4,001,619
Phillips 66 Incorporated	62,845	3,806,522

		17,793,677

Financials: 16.86%

Capital Markets: 2.29%
Goldman Sachs Group Incorporated	27,935	4,130,469

Commercial Banks: 5.88%
Fifth Third Bancorp	227,303	3,702,766
SunTrust Banks Incorporated	120,935	3,430,926
US Bancorp	105,630	3,496,353

		10,630,045

Diversified Financial Services: 2.29%
JPMorgan Chase & Company	87,796	4,130,802

Insurance: 6.40%
ACE Limited	47,094	4,018,531

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Insurance (continued)
Allstate Corporation	83,195	$3,652,261
MetLife Incorporated	104,081	3,886,385

		11,557,177

Health Care: 15.80%

Biotechnology: 4.43%
Amgen Incorporated	43,193	3,691,274
Celgene Corporation †	43,554	4,310,104

		8,001,378

Health Care Equipment & Supplies: 1.86%
Abbott Laboratories	98,865	3,349,546

Health Care Providers & Services: 3.71%
McKesson Corporation	32,758	3,447,124
UnitedHealth Group Incorporated	58,813	3,247,066

		6,694,190

Life Sciences Tools & Services: 2.21%
Thermo Fisher Scientific Incorporated	55,435	3,999,081

Pharmaceuticals: 3.59%
AbbVie Incorporation	95,365	3,498,942
Johnson & Johnson Services Incorporated	40,334	2,981,489

		6,480,431

Industrials: 12.90%

Air Freight & Logistics: 2.07%
FedEx Corporation	36,860	3,739,447

Construction & Engineering: 4.67%
Chicago Bridge & Iron Company NV «	89,165	4,530,474
Fluor Corporation	60,150	3,899,525

		8,429,999

Industrial Conglomerates: 2.10%
General Electric Company	170,436	3,797,314

Machinery: 4.06%
Terex Corporation †«	133,560	4,324,673
Wabco Holdings Incorporated †	47,771	2,993,331

		7,318,004

Information Technology: 18.34%

Communications Equipment: 3.82%
Cisco Systems Incorporated	178,512	3,671,992
QUALCOMM Incorporated	48,720	3,216,982

		6,888,974

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	9

Security name		Shares	Value

Computers & Peripherals: 3.21%
Apple Incorporated		6,179	$2,813,360
EMC Corporation †		121,298	2,985,144

			5,798,504

Internet Software & Services: 1.39%
IAC/InterActive Corporation		60,975	2,515,219

IT Services: 4.06%
Accenture plc «		50,455	3,627,210
Alliance Data Systems Corporation †«		23,525	3,707,540

			7,334,750

Software: 5.86%
Cadence Design Systems Incorporated †«		289,165	4,028,068
Microsoft Corporation		100,183	2,752,027
Oracle Corporation		106,804	3,792,610

			10,572,705

Materials: 2.24%

Chemicals: 2.24%
W.R. Grace & Company †		56,225	4,036,955

Telecommunication Services: 2.00%

Diversified Telecommunication Services: 2.00%
Verizon Communications Incorporated		82,679	3,605,631

Utilities: 2.02%

Independent Power Producers & Energy Traders: 2.02%
NRG Energy Incorporated		152,050	3,649,196

Total Common Stocks (Cost $137,682,974)			179,011,140

		Principal
Other: 0.19%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$1,025,892	348,803

Total Other (Cost $83,603)			348,803

	Yield	Shares
Short-Term Investments: 12.24%

Investment Companies: 12.24%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	1,295,646	1,295,646
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.19	20,808,371	20,808,371

Total Short-Term Investments (Cost $22,104,017)			22,104,017

Total investments in securities
(Cost $159,870,594) *	111.58%	201,463,960
Other assets and liabilities, net	(11.58)	(20,914,251)

Total net assets	100.00%	$180,549,709

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments—January 31, 2013 (unaudited)

«	All or a portion of this security is on loan.

†	Non-income-earning security

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $160,309,791 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,935,361
Gross unrealized depreciation	(1,781,192)

Net unrealized appreciation	$41,154,169

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$179,359,943
In affiliated securities, at value (see cost below)	22,104,017

Total investments, at value (see cost below)	201,463,960
Receivable for Fund shares sold	180,711
Receivable for dividends	145,121
Receivable for securities lending income	5,962
Prepaid expenses and other assets	29,262

Total assets	201,825,016

Liabilities
Payable for Fund shares redeemed	178,559
Payable upon receipt of securities loaned	20,891,974
Advisory fee payable	69,212
Distribution fees payable	1,691
Due to other related parties	54,742
Accrued expenses and other liabilities	79,129

Total liabilities	21,275,307

Total net assets	$180,549,709

NET ASSETS CONSIST OF
Paid-in capital	$204,569,990
Overdistributed net investment income	(95,883)
Accumulated net realized losses on investments	(65,517,764)
Net unrealized gains on investments	41,593,366

Total net assets	$180,549,709

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$10,257,836
Shares outstanding – Class A	992,967
Net asset value per share – Class A	$10.33
Maximum offering price per share – Class A2	$10.96
Net assets – Class C	$2,800,925
Shares outstanding – Class C	271,931
Net asset value per share – Class C	$10.30
Net assets – Administrator Class	$762,266
Shares outstanding – Administrator Class	73,709
Net asset value per share – Administrator Class	$10.34
Net assets – Institutional Class	$522,192
Shares outstanding – Institutional Class	50,542
Net asset value per share – Institutional Class	$10.33
Net assets – Investor Class	$166,206,490
Shares outstanding – Investor Class	16,081,115
Net asset value per share – Investor Class	$10.34

Investment in unaffiliated securities (including securities on loan), at cost	$137,766,577

Investments in affiliated securities, at cost	$22,104,017

Total investments, at cost	$159,870,594

Securities on loan, at value	$20,430,613

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Core Fund	Statement of operations—six months ended January 31, 2013 (unaudited)

Investment income
Dividends*	$1,551,876
Securities lending income, net	41,887
Income from affiliated securities	1,723

Total investment income	1,595,486

Expenses
Advisory fee	569,474
Administration fees
Fund level	43,806
Class A	11,936
Class C	3,062
Administrator Class	330
Institutional Class	197
Investor Class	260,052
Shareholder servicing fees
Class A	11,477
Class C	2,945
Administrator Class	825
Investor Class	199,586
Distribution fees
Class C	8,834
Custody and accounting fees	7,764
Professional fees	11,430
Registration fees	33,711
Shareholder report expenses	38,910
Trustees’ fees and expenses	5,949
Other fees and expenses	8,416

Total expenses	1,218,704
Less: Fee waivers and/or expense reimbursements	(158,834)

Net expenses	1,059,870

Net investment income	535,616

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,912,430
Net change in unrealized gains (losses) on investments	9,573,176

Net realized and unrealized gains (losses) on investments	15,485,606

Net increase in net assets resulting from operations	$16,021,222

* Net of foreign dividend withholding taxes in the amount of	$1,353

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Large Cap Core Fund	13

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income		$535,616		$1,044,282
Net realized gains on investments		5,912,430		6,960,374
Net change in unrealized gains (losses) on investments		9,573,176		6,451,975

Net increase in net assets resulting from operations		16,021,222		14,456,631

Distributions to shareholders from
Net investment income
Class A		(77,248)		(42,583)
Class C		(6,053)		0
Administrator Class		(7,825)		(4,224)
Institutional Class		(6,104)		(5,032)
Investor Class		(1,162,943)		(842,065)

Total distributions to shareholders		(1,260,173)		(893,904)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	238,279	2,351,545	283,551	2,548,078
Class C	62,566	612,792	59,288	541,152
Administrator Class	22,776	222,142	25,448	236,119
Institutional Class	2,268	22,314	5,880	55,211
Investor Class	331,227	3,244,038	509,714	4,487,370

		6,452,831		7,867,930

Reinvestment of distributions
Class A	7,711	74,568	5,037	40,746
Class C	522	5,039	0	0
Administrator Class	531	5,134	311	2,512
Institutional Class	615	5,941	607	4,903
Investor Class	116,833	1,129,780	100,884	816,154

		1,220,462		864,315

Payment for shares redeemed
Class A	(124,116)	(1,215,647)	(274,417)	(2,387,563)
Class C	(7,012)	(68,895)	(44,312)	(395,218)
Administrator Class	(4,407)	(44,103)	(25,366)	(231,367)
Institutional Class	(2,767)	(26,889)	(10,498)	(95,611)
Investor Class	(1,147,635)	(11,270,772)	(2,004,538)	(17,609,859)

		(12,626,306)		(20,719,618)

Net decrease in net assets resulting from capital share transactions		(4,953,013)		(11,987,373)

Total increase in net assets		9,808,036		1,575,354

Net assets
Beginning of period		170,741,673		169,166,319

End of period		$180,549,709		$170,741,673

Undistributed (overdistributed) net investment income		$(95,883)		$628,674

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1,2]
Net asset value, beginning of period	$9.50	$8.75	$7.37	$6.96	$8.77	$10.00
Net investment income	0.03	0.06	0.05	0.06	0.08	0.03
Net realized and unrealized gains (losses) on investments	0.88	0.74	1.36	0.46	(1.82)	(1.26)

Total from investment operations	0.91	0.80	1.41	0.52	(1.74)	(1.23)
Distributions to shareholders from
Net investment income	(0.08)	(0.05)	(0.03)	(0.11)	(0.07)	0.00
Net asset value, end of period	$10.33	$9.50	$8.75	$7.37	$6.96	$8.77
Total return[3]	9.66%	9.27%	19.16%	7.43%	(19.78)%	(12.30)%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.37%	1.30%	2.55%	4.10%	5.03%
Net expenses	1.14%	1.14%	1.14%	1.15%	1.15%	1.15%
Net investment income	0.67%	0.71%	0.61%	0.91%	1.22%	0.69%
Supplemental data
Portfolio turnover rate	32%	41%	43%	18%	45%	23%
Net assets, end of period (000s omitted)	$10,258	$8,277	$7,495	$8,501	$533	$604

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Golden Large Cap Core Fund.

2.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010[1]	2009[1]	20081,[2]
Net asset value, beginning of period	$9.45	$8.71	$7.37	$6.94	$8.75	$10.00
Net investment income (loss)	(0.00)[3]	(0.00)	(0.01)	0.01	0.03	(0.00)
Net realized and unrealized gains (losses) on investments	0.87	0.74	1.35	0.44	(1.81)	(1.25)

Total from investment operations	0.87	0.74	1.34	0.45	(1.78)	(1.25)
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	(0.02)	(0.03)	0.00
Net asset value, end of period	$10.30	$9.45	$8.71	$7.37	$6.94	$8.75
Total return[4]	9.26%	8.50%	18.18%	6.54%	(20.33)%	(12.50)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.12%	2.05%	3.75%	4.85%	5.78%
Net expenses	1.89%	1.89%	1.89%	1.90%	1.90%	1.90%
Net investment income (loss)	(0.09)%	(0.04)%	(0.13)%	0.09%	0.48%	(0.06)%
Supplemental data
Portfolio turnover rate	32%	41%	43%	18%	45%	23%
Net assets, end of period (000s omitted)	$2,801	$2,041	$1,750	$1,947	$1,043	$942

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Golden Large Cap Core Fund.

2.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$9.52	$8.77	$7.38	$7.22
Net investment income	0.05	0.09	0.07 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.87	0.74	1.36	0.16

Total from investment operations	0.92	0.83	1.43	0.16
Distributions to shareholders from
Net investment income	(0.10)	(0.08)	(0.04)	0.00
Net asset value, end of period	$10.34	$9.52	$8.77	$7.38
Total return[3]	9.79%	9.61%	19.44%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.16%	1.08%	1.12%
Net expenses	0.90%	0.87%	0.86%	0.89%
Net investment income	0.90%	0.97%	0.76%	1.12%
Supplemental data
Portfolio turnover rate	32%	41%	43%	18%
Net assets, end of period (000s omitted)	$762	$522	$477	$42

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009[1]	2008[1,2]
Net asset value, beginning of period	$9.52	$8.77	$7.38	$6.97	$8.79	$10.00
Net investment income	0.06	0.12	0.10 [3]	0.08	0.09	0.05
Net realized and unrealized gains (losses) on investments	0.87	0.73	1.35	0.46	(1.82)	(1.26)

Total from investment operations	0.93	0.85	1.45	0.54	(1.73)	(1.21)
Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.06)	(0.13)	(0.09)	0.00
Net asset value, end of period	$10.33	$9.52	$8.77	$7.38	$6.97	$8.79
Total return[4]	9.91%	9.88%	19.65%	7.79%	(19.61)%	(12.10)%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.94%	0.86%	2.80%	3.85%	4.78%
Net expenses	0.66%	0.66%	0.66%	0.89%	0.90%	0.90%
Net investment income	1.16%	1.19%	1.32%	1.09%	1.47%	0.93%
Supplemental data
Portfolio turnover rate	32%	41%	43%	18%	45%	23%
Net assets, end of period (000s omitted)	$522	$480	$478	$3,132	$2,809	$3,149

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Golden Large Cap Core Fund.

2.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INVESTOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$9.50	$8.75	$7.38	$7.22
Net investment income	0.03	0.06	0.05	0.00
Net realized and unrealized gains (losses) on investments	0.88	0.74	1.35	0.16

Total from investment operations	0.91	0.80	1.40	0.16
Distributions to shareholders from
Net investment income	(0.07)	(0.05)	(0.03)	0.00
Net asset value, end of period	$10.34	$9.50	$8.75	$7.38
Total return[2]	9.65%	9.21%	18.97%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.43%	1.37%	1.37%
Net expenses	1.21%	1.21%	1.21%	1.21%
Net investment income	0.62%	0.64%	0.53%	1.03%
Supplemental data
Portfolio turnover rate	32%	41%	43%	18%
Net assets, end of period (000s omitted)	$166,206	$159,422	$158,966	$150,157

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Core Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Advantage Large Cap Core Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $70,963,016 with $905,489 expiring in 2017; and $70,057,527 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Core Fund	21
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$179,011,140	$0	$0	$179,011,140

Other	0	0	348,803	348,803

Short-term investments
Investment companies	1,295,646	20,808,371	0	22,104,017
	$180,306,786	$20,808,371	$348,803	$201,463,960

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase. Wells Fargo Bank, N.A., an affiliate of Funds Management, owns a 65% majority stake interest in Golden Capital Management, LLC.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

22	Wells Fargo Advantage Large Cap Core Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 0.90% for Administrator Class shares, 0.66% for Institutional Class shares and 1.20% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $1,136 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $55,256,916 and $59,244,796, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $75 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Large Cap Core Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Large Cap Core Fund	Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Large Cap Core Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Large Cap Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215106 03-13 SA208/SAR208 1-13

Wells Fargo Advantage Large Cap Growth Fund

Semi-Annual Report

January 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Large Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Growth Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAFX)	7-30-2010	3.65	4.14	7.43	9.97	5.38	8.06	1.26	1.08
Class C (STOFX)	7-30-2010	8.16	4.63	7.32	9.16	4.63	7.32	2.01	1.83
Class R (STMFX)	6-15-2012	–	–	–	9.71	5.19	7.90	1.51	1.33
Class R4 (SLGRX)	11-30-2012	–	–	–	10.36	5.57	8.16	0.93	0.76
Class R6 (STFFX)	11-30-2012	–	–	–	10.37	5.57	8.16	0.78	0.61
Administrator Class (STDFX)	7-30-2010	–	–	–	10.10	5.45	8.10	1.10	0.96
Institutional Class (STNFX)	7-30-2010	–	–	–	10.35	5.57	8.16	0.83	0.66
Investor Class (STRFX)	12-31-1981	–	–	–	9.88	5.33	8.04	1.32	1.14
Russell 1000® Growth Index[4]	–	–	–	–	13.43	5.70	8.24	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Apple Incorporated	5.16
Google Incorporated Class A	3.91
eBay Incorporated	3.21
Cognizant Technology Solutions Corporation Class A	2.93
QUALCOMM Incorporated	2.72
Alexion Pharmaceuticals Incorporated	2.61
Whole Foods Market Incorporated	2.53
Union Pacific Corporation	2.30
Dollar Tree Incorporated	2.30
MasterCard Incorporated Class A	2.21

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class R shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Class A and Administrator shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 1.32% for Class R, 0.75% for Class R4, 0.60% for Class R6, 0.95% for Administrator Class, 0.65% for Institutional Class, and 1.13% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,073.36	$5.59	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C
Actual	$1,000.00	$1,069.38	$9.49	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$1,071.92	$6.89	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R4
Actual	$1,000.00	$1,075.28	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R6
Actual	$1,000.00	$1,075.45	$3.14	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,073.96	$4.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,075.17	$3.77	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,073.04	$5.96	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80	1.14%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.30%

Consumer Discretionary: 22.58%

Hotels, Restaurants & Leisure: 6.04%
Chipotle Mexican Grill Incorporated †«	56,000	$17,192,560
Marriott International Incorporated Class A «	439,000	17,551,220
McDonald’s Corporation	139,000	13,245,310
Starbucks Corporation	415,000	23,289,800
Wynn Resorts Limited	65,000	8,139,300

		79,418,190

Internet & Catalog Retail: 2.82%
Amazon.com Incorporated †	78,000	20,709,000
priceline.com Incorporated †	24,000	16,451,280

		37,160,280

Media: 0.70%
CBS Corporation Class B	222,000	9,261,840

Multiline Retail: 4.34%
Dollar General Corporation †	255,000	11,786,100
Dollar Tree Incorporated †	756,000	30,232,440
Nordstrom Incorporated	273,000	15,077,790

		57,096,330

Specialty Retail: 4.47%
Bed Bath & Beyond Incorporated †	57,000	3,345,900
CarMax Incorporated †	300,000	11,826,000
Dick’s Sporting Goods Incorporated «	235,000	11,183,650
O’Reilly Automotive Incorporated †	179,000	16,584,350
Ross Stores Incorporated	265,000	15,820,500

		58,760,400

Textiles, Apparel & Luxury Goods: 4.21%
lululemon athletica incorporated †«	203,000	14,007,000
Michael Kors Holdings Limited †	208,000	11,675,040
Nike Incorporated Class B	270,000	14,593,500
VF Corporation	102,000	15,053,160

		55,328,700

Consumer Staples: 8.39%

Beverages: 2.56%
Monster Beverage Corporation †	120,000	5,748,000
The Coca-Cola Company	750,000	27,930,000

		33,678,000

Food & Staples Retailing: 5.36%
Costco Wholesale Corporation	235,000	24,049,900
Walgreen Company	330,000	13,186,800

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Whole Foods Market Incorporated	346,000	$33,302,500

		70,539,200

Personal Products: 0.47%
Estee Lauder Companies Incorporated Class A	102,000	6,214,860

Energy: 6.27%

Energy Equipment & Services: 2.83%
National Oilwell Varco Incorporated	229,000	16,978,060
Schlumberger Limited	260,000	20,293,000

		37,271,060

Oil, Gas & Consumable Fuels: 3.44%
Concho Resources Incorporated †	151,000	13,774,220
Continental Resources Incorporated †«	60,000	4,987,200
Pioneer Natural Resources Company	225,000	26,446,500

		45,207,920

Financials: 2.40%

Capital Markets: 0.90%
Northern Trust Corporation	77,000	3,963,190
TD Ameritrade Holding Corporation	403,000	7,814,170

		11,777,360

Consumer Finance: 1.50%
American Express Company	336,000	19,760,160

Health Care: 13.29%

Biotechnology: 5.58%
Alexion Pharmaceuticals Incorporated †	365,000	34,306,350
Biogen Idec Incorporated †	65,000	10,145,200
Celgene Corporation †	139,000	13,755,440
Gilead Sciences Incorporated †	384,000	15,148,800

		73,355,790

Health Care Equipment & Supplies: 2.09%
Covidien plc	110,000	6,857,400
Intuitive Surgical Incorporated †«	36,000	20,677,680

		27,535,080

Health Care Providers & Services: 1.96%
AmerisourceBergen Corporation «	225,000	10,208,250
Catamaran Corporation †	300,000	15,567,000

		25,775,250

Health Care Technology: 1.79%
Cerner Corporation †«	285,000	23,526,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	9

Security name	Shares	Value

Pharmaceuticals: 1.87%
Allergan Incorporated	76,000	$7,980,760
Shire plc ADR	159,000	15,922,260
Zoetis Incorporated †	27,597	717,522

		24,620,542

Industrials: 9.10%

Aerospace & Defense: 2.20%
Precision Castparts Corporation	72,000	13,204,800
United Technologies Corporation «	179,000	15,675,030

		28,879,830

Air Freight & Logistics: 0.83%
United Parcel Service Incorporated Class B	137,000	10,862,730

Machinery: 2.02%
Danaher Corporation	229,000	13,723,970
Deere & Company «	63,000	5,925,780
Joy Global Incorporated «	110,000	6,948,700

		26,598,450

Road & Rail: 2.30%
Union Pacific Corporation	230,000	30,235,800

Trading Companies & Distributors: 1.75%
W.W. Grainger Incorporated	106,000	23,088,920

Information Technology: 31.40%

Communications Equipment: 2.72%
QUALCOMM Incorporated	541,000	35,722,230

Computers & Peripherals: 5.75%
Apple Incorporated	149,000	67,841,190
EMC Corporation †	315,000	7,752,150

		75,593,340

Internet Software & Services: 8.25%
eBay Incorporated †	755,000	42,227,150
Google Incorporated Class A †	68,000	51,386,920
Rackspace Hosting Incorporated †«	198,000	14,919,300

		108,533,370

IT Services: 8.70%
Accenture plc	193,000	13,874,770
Cognizant Technology Solutions Corporation Class A †	493,000	38,542,740
MasterCard Incorporated Class A	56,000	29,030,400
Teradata Corporation †	251,000	16,731,660
Visa Incorporated Class A «	103,000	16,264,730

		114,444,300

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.13%
Avago Technologies Limited		132,000	$4,721,640
Maxim Integrated Products Incorporated		243,000	7,642,350
Microchip Technology Incorporated «		470,000	15,721,500

			28,085,490

Software: 3.85%
Citrix Systems Incorporated †		89,000	6,511,240
Red Hat Incorporated †		382,000	21,223,920
Salesforce.com Incorporated †«		101,000	17,385,130
VMware Incorporated †«		72,000	5,506,560

			50,626,850

Materials: 4.87%

Chemicals: 4.87%
Ecolab Incorporated «		224,000	16,217,600
Monsanto Company		205,000	20,776,750
Praxair Incorporated		245,000	27,040,650

			64,035,000

Total Common Stocks (Cost $1,087,528,480)			1,292,994,022

		Principal

Other: 0.03%
Gryphon Funding Limited , Pass-Through Entity (v)(a)(i)		$1,121,425	381,285

Total Other (Cost $91,389)			381,285

	Yield	Shares
Short-Term Investments: 10.83%

Investment Companies: 10.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	24,694,448	24,694,448
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	117,795,790	117,795,790

Total Short-Term Investments (Cost $142,490,238)			142,490,238

Total investments in securities
(Cost $1,230,110,107) *	109.16%	1,435,865,545
Other assets and liabilities, net	(9.16)	(120,523,246)

Total net assets	100.00%	$1,315,342,299

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	11

†	Non-income earning security

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,233,027,808 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$214,342,605
Gross unrealized depreciation	(11,504,868)

Net unrealized appreciation	$202,837,737

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Growth Fund	Statement of assets and liabilities—January 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,293,375,307
In affiliated securities, at value (see cost below)	142,490,238

Total investments, at value (see cost below)	1,435,865,545
Receivable for investments sold	8,949,416
Receivable for Fund shares sold	3,065,634
Receivable for dividends	119,311
Receivable for securities lending income	12,934
Prepaid expenses and other assets	137,311

Total assets	1,448,150,151

Liabilities
Payable for investments purchased	12,857,044
Payable for Fund shares redeemed	1,056,122
Payable upon receipt of securities loaned	117,887,179
Advisory fee payable	544,686
Distribution fees payable	10,951
Due to other related parties	242,663
Accrued expenses and other liabilities	209,207

Total liabilities	132,807,852

Total net assets	$1,315,342,299

NET ASSETS CONSIST OF
Paid-in capital	$1,131,891,629
Undistributed net investment income	722,990
Accumulated net realized losses on investments	(23,027,758)
Net unrealized gains on investments	205,755,438

Total net assets	$1,315,342,299

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$114,032,014
Shares outstanding – Class A	3,231,704
Net asset value per share – Class A	$35.29
Maximum offering price per share – Class A2	$37.44
Net assets – Class C	$15,028,743
Shares outstanding – Class C	433,418
Net asset value per share – Class C	$34.67
Net assets – Class R	$7,274,110
Shares outstanding – Class R	206,621
Net asset value per share – Class R	$35.21
Net assets – Class R4	$10,407
Share outstanding – Class R4	293
Net asset value per share – Class R4	$35.52
Net assets – Class R6	$52,045
Share outstanding – Class R6	1,464
Net asset value per share – Class R6	$35.55
Net assets – Administrator Class	$188,928,119
Shares outstanding – Administrator Class	5,339,848
Net asset value per share – Administrator Class	$35.38
Net assets – Institutional Class	$621,250,366
Shares outstanding – Institutional Class	17,479,460
Net asset value per share – Institutional Class	$35.54
Net assets – Investor Class	$368,766,495
Shares outstanding – Investor Class	10,459,137
Net asset value per share – Investor Class	$35.26

Investment in unaffiliated securities (including securities on loan), at cost	$1,087,619,869

Investments in affiliated securities, at cost	$142,490,238

Total investments, at cost	$1,230,110,107

Securities on loan, at value	$115,426,314

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	13

Investment income
Dividends	$8,709,848
Securities lending income, net	70,602
Income from affiliated securities	27,632

Total investment income	8,808,082

Expenses
Advisory fee	3,908,730
Administration fees
Fund level	309,974
Class A	120,080
Class C	17,834
Class R	7,945
Class R4	1	[1]
Class R6	2	[1]
Administrator Class	69,918
Institutional Class	248,083
Investor Class	588,216
Shareholder servicing fees
Class A	115,462
Class C	17,148
Class R	7,436
Class R4	2	[1]
Administrator Class	174,795
Investor Class	459,253
Distribution fees
Class C	51,444
Class R	7,640
Custody and accounting fees	40,838
Professional fees	16,720
Registration fees	50,166
Shareholder report expenses	39,290
Trustees’ fees and expenses	6,988
Other fees and expenses	6,339

Total expenses	6,264,304
Less: Fee waivers and/or expense reimbursements	(625,556)

Net expenses	5,638,748

Net investment income	3,169,334

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	40,651,078
Net change in unrealized gains (losses) on investments	43,216,340

Net realized and unrealized gains (losses) on investments	83,867,418

Net increase in net assets resulting from operations	$87,036,752

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income (loss)		$3,169,334		$(1,152,598)
Net realized gains on investments		40,651,078		14,370,289
Net change in unrealized gains (losses) on investments		43,216,340		(7,417,988)

Net increase in net assets resulting from operations		87,036,752		5,799,703

Distributions to shareholders from
Net investment income
Class A		(121,892)		0
Class R		(2,374)		0
Class R4		(32)[2]		N/A
Class R6		(169)[2]		N/A
Administrator Class		(406,148)		0
Institutional Class		(1,878,483)		0

Total distributions to shareholders		(2,409,098)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,235,120	42,437,697	1,420,676	46,495,652
Class C	130,891	4,414,326	185,565	6,124,502
Class R	71,505	2,440,170	15,968 [1]	524,876 [1]
Class R4	292 [2]	10,000 [2]	N/A	N/A
Class R6	1,459 [2]	50,000 [2]	N/A	N/A
Administrator Class	3,799,042	130,026,601	2,405,184	80,952,701
Institutional Class	2,662,177	91,921,969	3,603,346	124,519,350
Investor Class	630,386	21,501,773	1,775,921	58,272,977

		292,802,536		316,890,058

Reinvestment of distributions
Class A	2,942	98,914	0	0
Class R	33	1,092	0	0
Class R4	1 [2]	32 [2]	N/A	N/A
Class R6	5 [2]	169 [2]	N/A	N/A
Administrator Class	10,982	370,195	0	0
Institutional Class	45,346	1,534,948	0	0

		2,005,350		0

Payment for shares redeemed
Class A	(289,078)	(9,856,141)	(118,356)	(3,849,936)
Class C	(62,197)	(2,082,130)	(18,339)	(590,650)
Class R	(19,060)	(655,506)	(7,963)[1]	(261,323)[1]
Administrator Class	(744,188)	(25,714,655)	(245,875)	(8,254,193)
Institutional Class	(3,371,159)	(116,308,467)	(1,088,143)	(36,011,333)
Investor Class	(1,065,079)	(36,318,890)	(1,521,894)	(48,931,218)

		(190,935,789)		(97,898,653)

Net asset value of shares issued in acquisition
Class A	0	0	905,505	29,850,257
Class C	0	0	188,817	6,137,864
Class R	0	0	146,138 [1]	4,809,816 [1]
Administrator Class	0	0	71,146	2,352,495
Institutional Class	0	0	15,601,231	517,906,845

		0		561,057,277

Please see footnotes on page 15.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Large Cap Growth Fund	15

	Six months ended January 31, 2013 (unaudited)	Year ended July 31, 2012

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$103,872,097	$780,048,682

Total increase in net assets	188,499,751	785,848,385

Net assets
Beginning of period	1,126,842,548	340,994,163

End of period	$1,315,342,299	$1,126,842,548

Undistributed net investment income (loss)	$722,990	$(37,246)

1.	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012

2.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012		2011	2010[1]
Net asset value, beginning of period	$32.92	$31.62		$24.54	$24.54
Net investment income (loss)	0.06	(0.12	) [2]	(0.10)[2]	0.00
Net realized and unrealized gains (losses) on investments	2.35	1.42		7.18	0.00

Total from investment operations	2.41	1.30		7.08	0.00
Distributions to shareholders from
Net investment income	(0.04)	0.00		0.00	0.00
Net asset value, end of period	$35.29	$32.92		$31.62	$24.54
Total return[3]	7.34%	4.08%		28.89%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.24%		1.25%	0.00%
Net expenses	1.07%	1.10%		1.12%	0.00%
Net investment income (loss)	0.34%	(0.37)%		(0.33)%	0.00%
Supplemental data
Portfolio turnover rate	26%	46%		47%	60%
Net assets, end of period (000s omitted)	$114,032	$75,149		$2,368	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010[1]
Net asset value, beginning of period	$32.43	$31.38	$24.54	$24.54
Net investment income (loss)	(0.07)[2]	(0.37)[2]	(0.32)[2]	0.00
Net realized and unrealized gains (losses) on investments	2.31	1.42	7.16	0.00

Total from investment operations	2.24	1.05	6.84	0.00
Net asset value, end of period	$34.67	$32.43	$31.38	$24.54
Total return[3]	6.94%	3.31%	27.91%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.99%	2.00%	0.00%
Net expenses	1.82%	1.84%	1.87%	0.00%
Net investment income (loss)	(0.41)%	(1.16)%	(1.04)%	0.00%
Supplemental data
Portfolio turnover rate	26%	46%	47%	60%
Net assets, end of period (000s omitted)	$15,029	$11,829	$272	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31, 2012[1]
CLASS R
Net asset value, beginning of period	$32.86	$32.91
Net investment income (loss)	0.01 [2]	(0.05	) [2]
Net realized and unrealized gains (losses) on investments	2.35	0.00

Total from investment operations	2.36	(0.05)
Distributions to shareholders from
Net investment income	(0.01)	0.00
Net asset value, end of period	$35.21	$32.86
Total return[3]	7.19%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.47%
Net expenses	1.32%	1.32%
Net investment income (loss)	0.08%	(0.95)%
Supplemental data
Portfolio turnover rate	26%	46%
Net assets, end of period (000s omitted)	$7,274	$5,065

1.	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	19

(For a share outstanding throughout the period)

CLASS R4	Period ended January 31, 2013[1] (unaudited)
Net asset value, beginning of period	$34.26
Net investment income	0.06
Net realized and unrealized gains on investments	1.31

Total from investment operations	1.37
Distributions to shareholders from
Net investment income	(0.11)
Net asset value, end of period	$35.52
Total return[2]	4.08%
Ratios to average net assets (annualized)
Gross expenses	0.86%
Net expenses	0.75%
Net investment income	0.96%
Supplemental data
Portfolio turnover rate	26%
Net assets, end of period (000s omitted)	$10

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Period ended January 31, 2013[1] (unaudited)
Net asset value, beginning of period	$34.26
Net investment income	0.06
Net realized and unrealized gains on investments	1.35

Total from investment operations	1.41
Distributions to shareholders from
Net investment income	(0.12)
Net asset value, end of period	$35.55
Total return[2]	4.09%
Ratios to average net assets (annualized)
Gross expenses	0.74%
Net expenses	0.60%
Net investment income	1.12%
Supplemental data
Portfolio turnover rate	26%
Net assets, end of period (000s omitted)	$52

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$33.02	$31.67	$24.54	$24.54
Net investment income (loss)	0.09 [2]	(0.06)[2]	(0.06)[2]	0.00
Net realized and unrealized gains (losses) on investments	2.35	1.41	7.19	0.00

Total from investment operations	2.44	1.35	7.13	0.00
Distributions to shareholders from
Net investment income	(0.08)	0.00	0.00	0.00
Net asset value, end of period	$35.38	$33.02	$31.67	$24.54
Total return[3]	7.40%	4.26%	29.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.08%	1.07%	0.00%
Net expenses	0.95%	0.95%	0.94%	0.00%
Net investment income (loss)	0.54%	(0.17)%	(0.19)%	0.00%
Supplemental data
Portfolio turnover rate	26%	46%	47%	60%
Net assets, end of period (000s omitted)	$188,928	$75,099	$1,379	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$33.16	$31.73	$24.54	$24.54
Net investment income (loss)	0.12	(0.08)[2]	(0.00)	0.00
Net realized and unrealized gains (losses) on investments	2.37	1.51	7.19	0.00

Total from investment operations	2.49	1.43	7.19	0.00
Distributions to shareholders from
Net investment income	(0.11)	0.00	0.00	0.00
Net asset value, end of period	$35.54	$33.16	$31.73	$24.54
Total return[3]	7.52%	4.47%	29.34%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.81%	0.00%
Net expenses	0.72%	0.75%	0.75%	0.00%
Net investment income (loss)	0.69%	(0.25)%	(0.01)%	0.00%
Supplemental data
Portfolio turnover rate	26%	46%	47%	60%
Net assets, end of period (000s omitted)	$621,250	$601,684	$846	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	23

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$32.86	$31.59	$24.54	$21.77	$26.62	$27.18
Net investment income (loss)	0.05	(0.07)	(0.06)	(0.02)[1]	0.02 [1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	2.35	1.34	7.11	2.81	(4.87)	(0.52)

Total from investment operations	2.40	1.27	7.05	2.79	(4.85)	(0.56)
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	0.00
Net asset value, end of period	$35.26	$32.86	$31.59	$24.54	$21.77	$26.62
Total return[2]	7.30%	4.02%	28.73%	12.80%	(18.22)%	(2.06)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.32%	1.32%	1.43%	1.46%	1.47%
Net expenses	1.14%	1.18%	1.19%	1.19%	1.19%	1.19%
Net investment income (loss)	0.28%	(0.23)%	(0.19)%	(0.07)%	0.07%	(0.13)%
Supplemental data
Portfolio turnover rate	26%	46%	47%	60%	81%	131%
Net assets, end of period (000s omitted)	$368,766	$358,017	$336,128	$278,585	$264,776	$350,352

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	25

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $60,761,603 with $29,515,293 expiring in 2017 and $31,246,310 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (level 1)	Significant other observable Inputs (level 2)	Significant unobservable inputs (level 3)	Total

Equity securities
Common stocks	$1,292,994,022	$0	$0	$1,292,994,022

Other	0	0	381,285	381,285

Short-term investments
Investment companies	24,694,448	117,795,790	0	142,490,238
	$1,317,688,470	$117,795,790	$381,285	$1,435,865,545

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C, Class R	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32%

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	27

for Class R shares, 0.75% for Class R4 shares, 0.60% for Class R6 shares, 0.95% for Administrator Class shares, 0.65% for Institutional Class shares and 1.13% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets for Class R shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $3,867 from the sale of Class A shares and $690 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $446,764,647 and $314,251,170, respectively.

6. ACQUISITION

After the close of business on June 15, 2012, the Fund acquired the net assets of Wells Fargo Advantage Strategic Large Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R, Administrator Class and Institutional Class shares of Wells Fargo Advantage Strategic Large Cap Growth Fund received Class A, Class C, Class R, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Strategic Large Cap Growth Fund for 16,912,837 shares of the Fund valued at 561,057,277 at an exchange ratio of 1.00, 0.94, 0.99, 1.00 and 1.00 for Class A, Class C, Class R, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Strategic Large Cap Growth Fund with a fair value of $560,614,856, identified cost of $467,081,023 and unrealized gains of $93,533,833 at June 15, 2012 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Strategic Large Cap Fund and the Fund immediately prior to the acquisition were $561,057,277 and $540,954,928, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,102,012,205. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Strategic Large Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2011, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2012 would have been:

Net investment income	$156,944
Net realized and unrealized gains on investments	$107,233,423
Net increase in net assets resulting from operations	$107,390,367

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $496 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

28	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Large Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Large Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
HUD	— Department of Housing and Urban Development
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215107 03-13 SA209/SAR209 1-13

Wells Fargo Advantage

Large Company Value Fund

Semi-Annual Report

January 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Large Company Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Company Value Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Company Value Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Phocas Financial Corporation

Portfolio managers

Stephen L. Block, CFA

William F.K. Schaff, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WLCAX)	3-31-2008	9.61	1.04	6.78	16.26	2.25	7.41	1.27	1.10
Class C (WFLVX)	3-31-2008	14.48	1.51	6.70	15.48	1.51	6.70	2.02	1.85
Administrator Class (WWIDX)	12-31-2001	16.59	2.54	7.79	16.59	2.54	7.79	1.11	0.85
Institutional Class (WLCIX)	3-31-2008	–	–	–	17.02	2.76	7.90	0.84	0.65
Investor Class (SDVIX)	7-1-1993	–	–	–	16.29	2.17	7.38	1.33	1.16
Russell 1000® Value Index[4]	–	–	–	–	20.58	2.70	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Company Value Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Chevron Corporation	4.79
General Electric Company	2.79
JPMorgan Chase & Company	2.76
Pfizer Incorporated	2.60
Citigroup Incorporated	2.53
CIGNA Corporation	2.20
CVS Caremark Corporation	2.19
Johnson & Johnson Services Incorporated	2.16
Continental Resources Incorporated	2.09
Simon Property Group Incorporated	2.06

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares.) If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2. Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,114.70	$5.86	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C
Actual	$1,000.00	$1,110.30	$9.84	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40	1.85%
Administrator Class
Actual	$1,000.00	$1,115.90	$4.48	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Institutional Class
Actual	$1,000.00	$1,118.83	$3.47	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,114.67	$6.24	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund	7

Security name	Shares	Value

Common Stocks: 94.59%

Consumer Discretionary: 8.46%

Household Durables: 2.82%
Harman International Industries Incorporated	61,982	$2,775,554
Newell Rubbermaid Incorporated	212,501	4,989,523

		7,765,077

Media: 2.85%
DIRECTV Group Incorporated †	55,232	2,824,564
Omnicom Group Incorporated «	34,170	1,854,748
Walt Disney Company	58,725	3,164,103

		7,843,415

Multiline Retail: 0.90%
Target Corporation «	41,246	2,491,671

Specialty Retail: 1.89%
Bed Bath & Beyond Incorporated †	43,205	2,536,134
Home Depot Incorporated	39,916	2,671,179

		5,207,313

Consumer Staples: 5.07%

Beverages: 1.43%
PepsiCo Incorporated	54,300	3,955,755

Food & Staples Retailing: 2.19%
CVS Caremark Corporation	117,797	6,031,206

Household Products: 1.45%
Procter & Gamble Company	53,155	3,995,130

Energy: 14.59%

Energy Equipment & Services: 1.33%
Noble Corporation	90,079	3,648,200

Oil, Gas & Consumable Fuels: 13.26%
Chevron Corporation	114,658	13,202,869
ConocoPhillips Company	60,115	3,486,670
Continental Resources Incorporated « †	69,285	5,758,969
Denbury Resources Incorporated « †	161,027	2,999,933
Noble Energy Incorporated	24,904	2,684,402
Valero Energy Corporation	63,682	2,784,814
Whiting Petroleum Corporation †	118,062	5,617,390

		36,535,047

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Company Value Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Financials: 26.20%

Capital Markets: 1.42%
Goldman Sachs Group Incorporated	26,499	$3,918,142

Commercial Banks: 5.52%
Comerica Incorporated «	141,268	4,853,968
First Republic Bank Corporation	149,165	5,323,699

Commercial Banks
KeyCorp	533,617	5,016,000

		15,193,667

Consumer Finance: 2.34%
Capital One Financial Corporation	66,841	3,764,485
SLM Corporation	158,987	2,685,290

		6,449,775

Diversified Financial Services: 7.28%
Bank of America Corporation	482,825	5,465,579
Citigroup Incorporated	165,317	6,969,765
JPMorgan Chase & Company	161,766	7,611,090

		20,046,434

Insurance: 6.23%
American International Group Incorporated †	144,153	5,453,308
MetLife Incorporated	119,881	4,476,357
The Hartford Financial Services Group Incorporated «	171,810	4,260,888
The Travelers Companies Incorporated	38,011	2,982,343

		17,172,896

REITs: 3.41%
American Campus Communities Incorporated	79,622	3,707,997
Simon Property Group Incorporated	35,504	5,687,031

		9,395,028

Health Care: 12.13%

Health Care Equipment & Supplies: 2.01%
Medtronic Incorporated	61,266	2,854,996
Stryker Corporation «	42,745	2,677,974

		5,532,970

Health Care Providers & Services: 2.20%
CIGNA Corporation	103,736	6,051,958

Pharmaceuticals: 7.92%
Hospira Incorporated †	107,192	3,657,391
Johnson & Johnson Services Incorporated	80,444	5,946,420
Merck & Company Incorporated	70,809	3,062,489
Pfizer Incorporated	262,559	7,162,610
Teva Pharmaceutical Industries Limited ADR	52,746	2,003,821

		21,832,731

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund	9

Security name	Shares	Value

Industrials: 8.71%

Aerospace & Defense: 0.97%
Triumph Group Incorporated	37,857	$2,663,997

Airlines: 1.22%
Southwest Airlines Company	300,818	3,372,170

Construction & Engineering: 1.00%
URS Corporation	66,549	2,760,453

Industrial Conglomerates: 2.79%
General Electric Company	345,008	7,686,778

Machinery: 2.73%
Dover Corporation	46,868	3,242,328
Eaton Corporation	75,047	4,273,927

		7,516,255

Information Technology: 7.31%

Communications Equipment: 1.76%
Cisco Systems Incorporated	235,136	4,836,748

Computers & Peripherals: 0.51%
Apple Incorporated	3,093	1,408,274

Internet Software & Services: 0.96%
Google Incorporated Class A †	3,519	2,659,273

IT Services: 1.02%
VeriFone Systems Incorporated « †	81,089	2,815,410

Semiconductors & Semiconductor Equipment: 1.50%
Broadcom Corporation Class A	61,590	1,998,596
Maxim Integrated Products Incorporated	67,735	2,130,266

		4,128,862

Software: 1.56%
Symantec Corporation †	197,299	4,295,199

Materials: 3.15%

Chemicals: 3.15%
Ashland Incorporated	52,737	4,140,382
Dow Chemical Company	96,429	3,105,014
Westlake Chemical Corporation	15,587	1,431,822

		8,677,218

Telecommunication Services: 2.60%

Diversified Telecommunication Services: 2.60%
AT&T Incorporated	79,825	2,777,112
Verizon Communications Incorporated	100,390	4,378,008

		7,155,120

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Company Value Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name		Shares	Value

Utilities: 6.37%

Electric Utilities: 2.23%
Duke Energy Corporation «		40,066	$2,754,137
Entergy Corporation		52,399	3,384,975

			6,139,112

Multi-Utilities: 2.73%
Dominion Resources Incorporated		64,466	3,488,255
NiSource Incorporated		149,900	4,051,797

			7,540,052

Water Utilities: 1.41%
American Water Works Company Incorporated		101,341	3,879,330

Total Common Stocks (Cost $198,855,255)			260,600,666

Other: 0.08%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		590,081	200,628

Total Other (Cost $48,088)			200,628

	Yield

Short-Term Investments: 11.32%

Investment Companies: 11.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	12,112,531	12,112,531
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	19,081,287	19,081,287

Total Short-Term Investments (Cost $31,193,818)			31,193,818

Total investments in securities (Cost $230,097,161) *	105.99%	291,995,112
Other assets and liabilities, net	(5.99)	(16,497,395)

Total net assets	100.00%	$275,497,717

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $236,212,646 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$62,307,455
Gross unrealized depreciation	(6,524,989)

Net unrealized appreciation	$55,782,466

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—January 31, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$260,801,294
In affiliated securities, at value (see cost below)	31,193,818

Total investments, at value (see cost below)	291,995,112
Receivable for investments sold	15,712,283
Receivable for Fund shares sold	46,829
Receivable for dividends	251,379
Receivable for securities lending income	1,303
Prepaid expenses and other assets	32,702

Total assets	308,039,608

Liabilities
Payable for investments purchased	12,822,124
Payable for Fund shares redeemed	297,104
Payable upon receipt of securities loaned	19,129,375
Advisory fee payable	106,889
Distribution fees payable	2,692
Due to other related parties	73,319
Accrued expenses and other liabilities	110,388

Total liabilities	32,541,891

Total net assets	$275,497,717

NET ASSETS CONSIST OF
Paid-in capital	$251,355,010
Undistributed net investment income	17,251
Accumulated net realized losses on investments	(37,772,495)
Net unrealized gains on investments	61,897,951

Total net assets	$275,497,717

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$106,844,682
Shares outstanding – Class A	7,475,902
Net asset value per share – Class A	$14.29
Maximum offering price per share – Class A2	$15.16
Net assets – Class C	$4,179,141
Shares outstanding – Class C	286,800
Net asset value per share – Class C	$14.57
Net assets – Administrator Class	$36,746,872
Shares outstanding – Administrator Class	2,558,322
Net asset value per share – Administrator Class	$14.36
Net assets – Institutional Class	$2,135,616
Shares outstanding – Institutional Class	148,925
Net asset value per share – Institutional Class	$14.34
Net assets – Investor Class	$125,591,406
Shares outstanding – Investor Class	8,584,651
Net asset value per share – Investor Class	$14.63

Investment in unaffiliated securities (including securities on loan), at cost	$198,903,343

Investments in affiliated securities, at cost	$31,193,818

Total investments, at cost	$230,097,161

Securities on loan, at value	$18,699,086

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Company Value Fund	Statement of operations—six months ended January 31, 2013 (unaudited)

Investment income
Dividends *	$3,956,015
Securities lending income, net	19,414
Income from affiliated securities	6,189

Total investment income	3,981,618

Expenses
Advisory fee	1,125,390
Administration fees
Fund level	86,568
Class A	136,614
Class C	5,275
Administrator Class	53,842
Institutional Class	1,920
Investor Class	199,431
Shareholder servicing fees
Class A	131,360
Class C	5,072
Administrator Class	133,574
Investor Class	155,144
Distribution fees
Class C	15,217
Custody and accounting fees	9,510
Professional fees	15,535
Registration fees	35,032
Shareholder report expenses	30,737
Trustees’ fees and expenses	7,581
Other fees and expenses	4,964

Total expenses	2,152,766
Less: Fee waivers and/or expense reimbursements	(339,804)

Net expenses	1,812,962

Net investment income	2,168,656

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	26,974,592
Net change in unrealized gains (losses) on investments	5,847,829

Net realized and unrealized gains (losses) on investments	32,822,421

Net increase in net assets resulting from operations	$34,991,077

* Net of foreign dividend withholding taxes in the amount of	$6,517

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Large Company Value Fund	13

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income		$2,168,656		$5,688,528
Net realized gains on investments		26,974,592		12,693,847
Net change in unrealized gains (losses) on investments		5,847,829		33,266,822

Net increase in net assets resulting from operations		34,991,077		51,649,197

Distributions to shareholders from
Net investment income
Class A		(1,066,333)		(1,060,565)
Class C		(23,887)		(14,917)
Administrator Class		(1,251,579)		(2,212,931)
Institutional Class		(37,874)		(307,291)
Investor Class		(1,185,374)		(1,354,263)

Total distributions to shareholders		(3,565,047)		(4,949,967)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	64,927	882,269	152,985	1,851,394
Class C	11,856	163,170	12,873	159,190
Administrator Class	280,100	3,736,295	694,791	8,599,183
Institutional Class	9,316	126,393	58,158	690,316
Investor Class	222,939	3,101,539	659,614	8,374,472

		8,009,666		19,674,555

Reinvestment of distributions
Class A	76,663	1,038,048	81,989	1,022,599
Class C	1,499	20,723	974	12,858
Administrator Class	87,235	1,193,266	162,960	2,037,419
Institutional Class	2,267	30,823	24,912	299,996
Investor Class	80,595	1,117,303	101,993	1,275,600

		3,400,163		4,648,472

Payment for shares redeemed
Class A	(629,393)	(8,501,074)	(1,429,586)	(17,672,994)
Class C	(31,102)	(428,635)	(86,263)	(1,062,163)
Administrator Class	(11,375,246)	(152,941,485)	(3,967,895)	(49,042,196)
Institutional Class	(1,087,574)	(14,464,834)	(116,799)	(1,475,505)
Investor Class	(1,052,818)	(14,540,169)	(1,614,250)	(20,485,064)

		(190,876,197)		(89,737,922)

Net asset value of shares issued in acquisition
Class A	0	0	9,107,380	102,927,298
Class C	0	0	336,931	3,882,391
Administrator Class	0	0	16,623,780	188,701,817
Institutional Class	0	0	122,764	1,391,319
Investor Class	0	0	1,606,771	18,572,940

		0		315,475,765

Net increase (decrease) in net assets resulting from capital share transactions		(179,466,368)		250,060,870

Total increase (decrease) in net assets		(148,040,338)		296,760,100

Net assets
Beginning of period		423,538,055		126,777,955

End of period		$275,497,717		$423,538,055

Undistributed net investment income		$17,251		$1,413,642

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS A		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$12.96	$12.61	$11.04	$9.84	$14.43	$14.92
Net investment income	0.08	0.17	0.12	0.09	0.17 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	1.39	0.35	1.51	1.21	(3.39)	(0.51)

Total from investment operations	1.47	0.52	1.63	1.30	(3.22)	(0.43)
Distributions to shareholders from
Net investment income	(0.14)	(0.17)	(0.06)	(0.10)	(0.24)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	(1.13)	0.00

Total distributions to shareholders	(0.14)	(0.17)	(0.06)	(0.10)	(1.37)	(0.06)
Net asset value, end of period	$14.29	$12.96	$12.61	$11.04	$9.84	$14.43
Total return[3]	11.47%	4.21%	14.77%	13.22%	(21.52)%	(2.92)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.27%	1.32%	1.42%	1.52%	1.37%
Net expenses	1.10%	1.10%	1.25%	1.25%	1.23%	1.25%
Net investment income	1.23%	1.29%	0.74%	0.74%	1.85%	1.55%
Supplemental data
Portfolio turnover rate	37%	37%	35%	42%	61%	71%
Net assets, end of period (000s omitted)	$106,845	$103,195	$642	$362	$165	$14

1.	For the period from March 31, 2008 (commencement of class operations) to July 31, 2008

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
CLASS C		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$13.21	$12.81	$11.26	$10.03	$14.66	$15.17
Net investment income	0.03	0.09	0.01	0.03	0.06 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.41	0.36	1.55	1.22	(3.40)	(0.52)

Total from investment operations	1.44	0.45	1.56	1.25	(3.34)	(0.48)
Distributions to shareholders from
Net investment income	(0.08)	(0.05)	(0.01)	(0.02)	(0.16)	(0.03)
Net realized gains	0.00	0.00	0.00	0.00	(1.13)	0.00

Total distributions to shareholders	(0.08)	(0.05)	(0.01)	(0.02)	(1.29)	(0.03)
Net asset value, end of period	$14.57	$13.21	$12.81	$11.26	$10.03	$14.66
Total return[3]	11.03%	3.49%	13.85%	12.47%	(22.07)%	(3.17)%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.02%	2.08%	2.17%	2.23%	2.12%
Net expenses	1.85%	1.85%	2.00%	2.00%	1.97%	2.00%
Net investment income	0.48%	0.54%	0.04%	0.02%	0.69%	0.78%
Supplemental data
Portfolio turnover rate	37%	37%	35%	42%	61%	71%
Net assets, end of period (000s omitted)	$4,179	$4,022	$513	$438	$274	$10

1.	For the period from March 31, 2008 (commencement of class operations) to July 31, 2008

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.02	$12.68	$11.08	$9.87	$14.43	$17.09
Net investment income	0.09 [1]	0.19 [1]	0.11	0.12 [1]	0.31 [1]	0.33 [1]
Net realized and unrealized gains (losses) on investments	1.40	0.36	1.56	1.22	(3.49)	(1.46)

Total from investment operations	1.49	0.55	1.67	1.34	(3.18)	(1.13)
Distributions to shareholders from
Net investment income	(0.15)	(0.21)	(0.07)	(0.13)	(0.25)	(0.34)
Net realized gains	0.00	0.00	0.00	0.00	(1.13)	(1.19)

Total distributions to shareholders	(0.15)	(0.21)	(0.07)	(0.13)	(1.38)	(1.53)
Net asset value, end of period	$14.36	$13.02	$12.68	$11.08	$9.87	$14.43
Total return[2]	11.59%	4.47%	15.12%	13.53%	(21.20)%	(7.48)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.11%	1.17%	1.24%	1.30%	1.21%
Net expenses	0.84%	0.85%	0.96%	0.96%	0.95%	0.96%
Net investment income	1.37%	1.54%	1.93%	1.12%	2.56%	2.05%
Supplemental data
Portfolio turnover rate	37%	37%	35%	42%	61%	71%
Net assets, end of period (000s omitted)	$36,747	$176,623	$667	$289	$185	$2,405

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$13.00	$12.68	$11.08	$9.86	$14.43	$14.92
Net investment income	0.14 [2]	0.22	0.14	0.14	0.26 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	1.38	0.35	1.54	1.23	(3.42)	(0.52)

Total from investment operations	1.52	0.57	1.68	1.37	(3.16)	(0.42)
Distributions to shareholders from
Net investment income	(0.18)	(0.25)	(0.08)	(0.15)	(0.28)	(0.07)
Net realized gains	0.00	0.00	0.00	0.00	(1.13)	0.00

Total distributions to shareholders	(0.18)	(0.25)	(0.08)	(0.15)	(1.41)	(0.07)
Net asset value, end of period	$14.34	$13.00	$12.68	$11.08	$9.86	$14.43
Total return[3]	11.88%	4.67%	15.36%	13.76%	(21.07)%	(2.82)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.89%	0.96%	1.06%	0.91%
Net expenses	0.65%	0.66%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.09%	1.80%	1.12%	1.28%	2.64%	2.02%
Supplemental data
Portfolio turnover rate	37%	37%	35%	42%	61%	71%
Net assets, end of period (000s omitted)	$2,136	$15,924	$14,401	$9	$8	$10

1.	For the period from March 31, 2008 (commencement of class operations) to July 31, 2008

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.26	$12.89	$11.28	$10.05	$14.67	$17.35
Net investment income	0.08	0.16	0.09	0.08	0.21 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	1.42	0.36	1.57	1.23	(3.48)	(1.50)

Total from investment operations	1.50	0.52	1.66	1.31	(3.27)	(1.22)
Distributions to shareholders from
Net investment income	(0.13)	(0.15)	(0.05)	(0.08)	(0.22)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(1.13)	(1.19)

Total distributions to shareholders	(0.13)	(0.15)	(0.05)	(0.08)	(1.35)	(1.46)
Net asset value, end of period	$14.63	$13.26	$12.89	$11.28	$10.05	$14.67
Total return[2]	11.47%	4.09%	14.75%	13.06%	(21.53)%	(7.84)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.40%	1.52%	1.63%	1.52%
Net expenses	1.17%	1.18%	1.32%	1.35%	1.35%	1.37%
Net investment income	1.16%	1.27%	0.74%	0.70%	2.05%	1.71%
Supplemental data
Portfolio turnover rate	37%	37%	35%	42%	61%	71%
Net assets, end of period (000s omitted)	$125,591	$123,774	$110,554	$108,703	$106,931	$151,546

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management , LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At July 31, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*
2015	2016	2017	2018
$2,601,565	$34,195,378	$10,926,738	$10,046,072

*	Losses incurred in taxable years beginning before December 22, 2010.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	21

hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$260,600,666	$0	$0	$260,600,666
Other	0	0	200,628	200,628
Short-term investments
Investment companies	12,112,531	19,081,287	0	31,193,818
	$272,713,197	$19,081,287	$200,628	$291,995,112

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Phocas Financial Corporation is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.29% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

22	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.10% for Class A shares, 1.85%, for Class C shares, 0.85% for Administrator Class shares, 0.65% for Institutional Class shares and 1.16% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $1,516 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $119,166,827 and $300,068,122, respectively.

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Advantage Disciplined Value Fund. The purpose of the transaction was to combine two funds with similar investment objective and strategies. Shareholders holding Class A, Class C, Administrator Class, Institutional Class and Investor Class shares of Wells Fargo Advantage Disciplined Value Fund received Class A, Class C, Administrator Class, Institutional Class and Investor Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all the shares of Wells Fargo Advantage Disciplined Value Fund for 27,797,626 shares of the Fund valued at $315,475,765 at an exchange ratio of 1.00, 0.97, 0.99, 0.99 and 0.97 for Class A, Class C, Administrator Class, Institutional Class and Investor Class, respectively. The investment portfolio of Wells Fargo Advantage Disciplined Value Fund with a fair value of $314,485,997, indentified cost of $307,903,347 and unrealized appreciation of $6,582,650 at August 26, 2011 were the principal assets acquired by the Fund. The aggregated net assets of Wells Fargo Advantage Disciplined Value Fund and the Fund immediately prior to the acquisition were $315,475,765 and $113,518,809, respectively. The aggregate net assets of the Fund immediately after the acquisition were $428,994,574. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Value Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purpose.

Assuming the acquisition had been completed August 1, 2011, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2012 would have been:

Net investment income	$6,438,052
Net realized and unrealized gains (losses) on investments	$22,725,944
Net increase in net assets resulting form operations	$29,163,996

7. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Administrator Class on October 26, 2012 with a value of $124,903,675 representing 31.1% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the six months ended January 31, 2013.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	23

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $183 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Large Company Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Large Company Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Large Company Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director and of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Large Company Value Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215108 03-13 SA210/SAR210 1-13

Wells Fargo Advantage Omega Growth Fund

Semi-Annual Report

January 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Omega Growth Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012. Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

Letter to shareholders (unaudited)	Wells Fargo Advantage Omega Growth Fund	3

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKOAX)	4-29-1968	9.28	7.62	9.49	15.95	8.91	10.14	1.35	1.30
Class B (EKOBX)*	8-2-1993	10.07	7.79	9.59	15.07	8.08	9.59	2.10	2.05
Class C (EKOCX)	8-2-1993	14.10	8.10	9.34	15.10	8.10	9.34	2.10	2.05
Class R (EKORX)	10-10-2003	–	–	–	15.64	8.64	9.90	1.60	1.55
Administrator Class (EOMYX)	1-13-1997	–	–	–	16.22	9.17	10.44	1.19	1.05
Institutional Class (EKONX)	7-30-2010	–	–	–	16.55	9.32	10.51	0.92	0.80
Russell 3000® Growth Index[4]	–	–	–	–	13.44	5.79	8.43	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Omega Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2013
Apple Incorporated	5.37
Google Incorporated Class A	3.46
eBay Incorporated	2.75
Kansas City Southern	2.64
Visa Incorporated Class A	2.56
Monsanto Company	2.32
Gilead Sciences Incorporated	2.02
SBA Communications Corporation Class A	1.72
Limited Brands Incorporated	1.69
Whole Foods Market Incorporated	1.67

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,117.08	$6.94	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.61	1.30%
Class B
Actual	$1,000.00	$1,112.80	$10.92	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class C
Actual	$1,000.00	$1,112.87	$10.92	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class R
Actual	$1,000.00	$1,115.42	$8.26	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,118.16	$5.61	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Institutional Class
Actual	$1,000.00	$1,119.77	$4.27	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.90%

Consumer Discretionary: 21.68%

Auto Components: 1.47%
Delphi Automotive plc †	286,800	$11,087,688

Automobiles: 1.11%
Tesla Motors Incorporated «†	223,300	8,375,983

Hotels, Restaurants & Leisure: 1.54%
Starbucks Corporation	206,730	11,601,688

Internet & Catalog Retail: 2.61%
Amazon.com Incorporated †	33,100	8,788,050
Expedia Incorporated	70,700	4,613,175
priceline.com Incorporated †	9,110	6,244,632

		19,645,857

Media: 4.97%
CBS Corporation Class B	203,090	8,472,915
Discovery Communications Incorporated †	154,658	9,853,261
Liberty Media Corporation †	73,374	8,181,935
Virgin Media Incorporated «	278,700	10,977,993

		37,486,104

Multiline Retail: 2.78%
Dollar General Corporation †	266,031	12,295,953
Nordstrom Incorporated	156,100	8,621,403

		20,917,356

Specialty Retail: 4.86%
GNC Holdings Incorporated Class A	294,000	10,566,360
Limited Brands Incorporated	264,565	12,704,411
TJX Companies Incorporated	264,300	11,941,074
Ulta Salon Cosmetics & Fragrance Incorporated	14,007	1,370,165

		36,582,010

Textiles, Apparel & Luxury Goods: 2.34%
lululemon athletica incorporated «†	118,330	8,164,770
Under Armour Incorporated Class A «†	186,600	9,492,342

		17,657,112

Consumer Staples: 4.88%

Beverages: 1.28%
Constellation Brands Incorporated Class A †	298,500	9,659,460

Food & Staples Retailing: 1.68%
Whole Foods Market Incorporated	131,070	12,615,488

Food Products: 1.92%
Boulder Brands Incorporated «†	403,600	5,420,348
The Hershey Company	113,900	9,049,355

		14,469,703

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Omega Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Energy: 3.62%

Energy Equipment & Services: 1.06%
Schlumberger Limited	102,035	$7,963,832

Oil, Gas & Consumable Fuels: 2.56%
Pioneer Natural Resources Company	83,335	9,795,196
The Williams Companies Incorporated	271,400	9,512,570

		19,307,766

Financials: 5.22%

Capital Markets: 1.20%
Affiliated Managers Group Incorporated †	62,972	9,063,560

Consumer Finance: 1.05%
Capital One Financial Corporation	140,052	7,887,729

Diversified Financial Services: 1.43%
IntercontinentalExchange Incorporated †	77,800	10,794,750

Real Estate Management & Development: 1.54%
CBRE Group Incorporated †	537,300	11,594,934

Health Care: 13.58%

Biotechnology: 5.77%
Alexion Pharmaceuticals Incorporated †	87,950	8,266,421
BioMarin Pharmaceutical Incorporated «†	109,770	6,025,275
Celgene Corporation †	81,500	8,065,240
Cubist Pharmaceuticals Incorporated «†	137,400	5,913,696
Gilead Sciences Incorporated «†	385,680	15,215,076

		43,485,708

Health Care Equipment & Supplies: 1.46%
Intuitive Surgical Incorporated †	19,200	11,028,096

Health Care Providers & Services: 2.87%
HCA Holdings Incorporated	162,700	6,125,655
Team Health Holdings Incorporated †	202,300	6,851,901
UnitedHealth Group Incorporated	157,000	8,667,970

		21,645,526

Pharmaceuticals: 3.48%
AbbVie Incorporation	140,005	5,136,783
Allergan Incorporated	112,900	11,855,629
Sanofi ADR	180,200	8,772,136
Zoetis Incorporated †	15,839	411,814

		26,176,362

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund	9

Security name	Shares	Value

Industrials: 13.00%

Aerospace & Defense: 2.62%
Precision Castparts Corporation	52,400	$9,610,160
TransDigm Group Incorporated	74,600	10,103,824

		19,713,984

Airlines: 1.49%
Copa Holdings SA Class A	102,600	11,244,960

Building Products: 0.78%
Owens Corning Incorporated †	140,500	5,854,635

Construction & Engineering: 0.98%
Quanta Services Incorporated †	256,200	7,422,114

Machinery: 1.55%
Cummins Incorporated	101,760	11,685,101

Professional Services: 1.45%
Verisk Analytics Incorporated Class A †	197,800	10,910,648

Road & Rail: 4.13%
Hertz Global Holdings Incorporated †	613,075	11,207,011
Kansas City Southern	213,695	19,897,141

		31,104,152

Information Technology: 29.66%

Communications Equipment: 1.40%
QUALCOMM Incorporated	159,700	10,544,991

Computers & Peripherals: 5.97%
Apple Incorporated	88,800	40,431,528
Stratasys Limited «†	58,373	4,581,113

		45,012,641

Electronic Equipment, Instruments & Components: 0.47%
IPG Photonics Corporation «	54,232	3,551,111

Internet Software & Services: 10.75%
eBay Incorporated †	370,485	20,721,226
ExactTarget Incorporated «†	256,104	5,631,727
Facebook Incorporated Class A †	170,000	5,264,900
Google Incorporated Class A †	34,500	26,071,305
LinkedIn Corporation Class A «†	79,200	9,804,168
Mercadolibre Incorporated «	103,835	9,179,014
Rackspace Hosting Incorporated †	57,000	4,294,950

		80,967,290

IT Services: 2.56%
Visa Incorporated Class A	121,930	19,253,966

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Omega Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 1.07%
Broadcom Corporation Class A		248,800	$8,073,560

Software: 7.44%
BroadSoft Incorporated †		207,306	7,042,185
CommVault Systems Incorporated †		118,700	9,107,851
Fortinet Incorporated †		305,929	7,216,865
Red Hat Incorporated †		142,700	7,928,412
Salesforce.com Incorporated «†		56,500	9,725,345
Splunk Incorporated †		180,300	5,942,688
VMware Incorporated «†		119,000	9,101,120

			56,064,466

Materials: 3.91%

Chemicals: 3.91%
Airgas Incorporated		126,200	12,019,288
Monsanto Company		172,300	17,462,605

			29,481,893

Telecommunication Services: 3.35%

Wireless Telecommunication Services: 3.35%
Crown Castle International Corporation †		174,000	12,270,480
SBA Communications Corporation Class A «†		186,402	12,984,762

			25,255,242

Total Common Stocks (Cost $589,338,923)			745,187,466

	Yield
Short-Term Investments: 16.09%

Investment Companies: 16.09%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	10,478,408	10,478,408
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	110,743,925	110,743,925

Total Short-Term Investments (Cost $121,222,333)			121,222,333

Total investments in securities
(Cost $710,561,256) *	114.99%	866,409,799
Other assets and liabilities, net	(14.99)	(112,938,186)

Total net assets	100.00%	$753,471,613

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $711,114,179 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$159,812,677
Gross unrealized depreciation	(4,517,057)

Net unrealized appreciation	$155,295,620

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$745,187,466
In affiliated securities, at value (see cost below)	121,222,333

Total investments, at value (see cost below)	866,409,799
Receivable for investments sold	9,251,563
Receivable for Fund shares sold	981,737
Receivable for dividends	78,681
Receivable for securities lending income	97,762
Prepaid expenses and other assets	83,546

Total assets	876,903,088

Liabilities
Payable for investments purchased	10,907,596
Payable for Fund shares redeemed	796,610
Payable upon receipt of securities loaned	110,743,925
Advisory fee payable	434,500
Distribution fees payable	59,558
Due to other related parties	189,097
Accrued expenses and other liabilities	300,189

Total liabilities	123,431,475

Total net assets	$753,471,613

NET ASSETS CONSIST OF
Paid-in capital	$583,893,597
Accumulated net investment loss	(2,230,603)
Accumulated net realized gains on investments	15,960,076
Net unrealized gains on investments	155,848,543

Total net assets	$753,471,613

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$594,227,648
Shares outstanding – Class A	14,092,223
Net asset value per share – Class A	$42.17
Maximum offering price per share – Class A2	$44.74
Net assets – Class B	$19,308,894
Shares outstanding – Class B	546,207
Net asset value per share – Class B	$35.35
Net assets – Class C	$69,400,923
Shares outstanding – Class C	1,959,000
Net asset value per share – Class C	$35.43
Net assets – Class R	$17,521,769
Shares outstanding – Class R	424,452
Net asset value per share – Class R	$41.28
Net assets – Administrator Class	$51,785,677
Shares outstanding – Administrator Class	1,179,620
Net asset value per share – Administrator Class	$43.90
Net assets – Institutional Class	$1,226,702
Shares outstanding – Institutional Class	27,756
Net asset value per share – Institutional Class	$44.20

Investment in unaffiliated securities (including securities on loan), at cost	$589,338,923

Investments in affiliated securities, at cost	$121,222,333

Total investments, at cost	$710,561,256

Securities on loan, at value	$108,287,091

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Omega Growth Fund	Statement of operations—six months ended January 31, 2013 (unaudited)

Investment income
Dividends	$5,371,932
Securities lending income, net	830,039
Income from affiliated securities	12,878

Total investment income	6,214,849

Expenses
Advisory fee	2,728,811
Administration fees
Fund level	185,913
Class A	761,976
Class B	27,128
Class C	84,798
Class R	21,208
Administrator Class	27,050
Institutional Class	403
Shareholder servicing fees
Class A	732,670
Class B	25,932
Class C	81,536
Class R	20,393
Administrator Class	64,963
Distribution fees
Class B	78,255
Class C	244,608
Class R	20,393
Custody and accounting fees	22,711
Professional fees	19,406
Registration fees	39,836
Shareholder report expenses	83,462
Trustees’ fees and expenses	5,027
Other fees and expenses	7,156

Total expenses	5,283,635
Less: Fee waivers and/or expense reimbursements	(176,779)

Net expenses	5,106,856

Net investment income	1,107,993

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	37,805,131
Net change in unrealized gains (losses) on investments	40,201,575

Net realized and unrealized gains (losses) on investments	78,006,706

Net increase in net assets resulting from operations	$79,114,699

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Omega Growth Fund	13

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income (loss)		$1,107,993		$(5,704,157)
Net realized gains on investments		37,805,131		7,625,449
Net change in unrealized gains (losses) on investments		40,201,575		10,288,711

Net increase in net assets resulting from operations		79,114,699		12,210,003

Distributions to shareholders from
Net realized gains
Class A		(19,510,271)		0
Class B		(778,636)		0
Class C		(2,595,551)		0
Class R		(558,930)		0
Administrator Class		(1,813,617)		0
Institutional Class		(37,612)		0

Total distributions to shareholders		(25,294,617)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,360,083	55,946,190	2,201,499	82,347,970
Class B	6,400	221,475	13,628	441,767
Class C	271,678	9,441,825	363,194	11,770,550
Class R	102,163	4,120,621	451,637	15,404,053
Administrator Class	232,482	9,944,820	577,854	22,921,932
Institutional Class	9,252	406,285	4,727	183,692

		80,081,216		133,069,964

Reinvestment of distributions
Class A	456,138	18,163,394	0	0
Class B	22,894	765,115	0	0
Class C	63,333	2,121,010	0	0
Class R	3,387	132,045	0	0
Administrator Class	33,510	1,388,644	0	0
Institutional Class	902	37,612	0	0

		22,607,820		0

Payment for shares redeemed
Class A	(1,811,853)	(73,651,308)	(3,388,347)	(125,880,445)
Class B	(155,609)	(5,402,195)	(565,700)	(17,861,900)
Class C	(168,560)	(5,844,793)	(351,841)	(10,927,801)
Class R	(82,873)	(3,321,942)	(222,877)	(8,312,137)
Administrator Class	(356,304)	(15,011,527)	(347,524)	(13,590,151)
Institutional Class	(1,490)	(63,727)	(2,140)	(85,297)

		(103,295,492)		(176,657,731)

Net decrease in net assets resulting from capital share transactions		(606,456)		(43,587,767)

Total increase (decrease) in net assets		53,213,626		(31,377,764)

Net assets
Beginning of period		700,257,987		731,635,751

End of period		$753,471,613		$700,257,987

Accumulated net investment loss		$(2,230,603)		$(3,338,596)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS A		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$39.09	$38.29	$30.11	$28.44	$27.26	$31.44	$25.60
Net investment income (loss)	0.08	(0.28)[3]	(0.29)	(0.10)[3]	0.18 [3]	0.05 [3]	(0.11)[3]
Net realized and unrealized gains (losses) on investments	4.41	1.08	8.47	1.96	1.00	(4.23)	5.95

Total from investment operations	4.49	0.80	8.18	1.86	1.18	(4.18)	5.84
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.19)	0.00	0.00	0.00
Net realized gains	(1.41)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.41)	0.00	0.00	(0.19)	0.00	0.00	0.00
Net asset value, end of period	$42.17	$39.09	$38.29	$30.11	$28.44	$27.26	$31.44
Total return[4]	11.71%	2.09%	27.17%	6.53%	4.33%	(13.30)%	22.81%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.35%	1.36%	1.35%	1.48%	1.44%	1.46%
Net expenses	1.30%	1.30%	1.30%	1.34%	1.39%	1.37%	1.40%
Net investment income (loss)	0.37%	(0.75)%	(0.80)%	(0.40)%	0.79%	0.16%	(0.38)%
Supplemental data
Portfolio turnover rate	39%	101%	123%	116%	26%	44%	23%
Net assets, end of period (000s omitted)	$594,228	$550,758	$584,871	$460,187	$460,082	$465,952	$595,296

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS B		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$33.12	$32.68	$25.89	$24.46	$23.62	$27.45	$22.51
Net investment income (loss)	(0.07)[3]	(0.47)[3]	(0.48)[3]	(0.25)[3]	0.02 [3]	(0.15)[3]	(0.27)[3]
Net realized and unrealized gains (losses) on investments	3.71	0.91	7.27	1.68	0.82	(3.68)	5.21

Total from investment operations	3.64	0.44	6.79	1.43	0.84	(3.83)	4.94
Distributions to shareholders from
Net realized gains	(1.41)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$35.35	$33.12	$32.68	$25.89	$24.46	$23.62	$27.45
Total return[4]	11.28%	1.32%	26.23%	5.85%	3.56%	(13.95)%	21.95%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.10%	2.12%	2.10%	2.22%	2.16%	2.15%
Net expenses	2.05%	2.05%	2.05%	2.09%	2.13%	2.11%	2.11%
Net investment income (loss)	(0.39)%	(1.51)%	(1.55)%	(1.14)%	0.10%	(0.61)%	(1.08)%
Supplemental data
Portfolio turnover rate	39%	101%	123%	116%	26%	44%	23%
Net assets, end of period (000s omitted)	$19,309	$22,271	$40,023	$46,434	$51,984	$85,008	$183,129

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS C		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$33.18	$32.75	$25.94	$24.53	$23.69	$27.52	$22.57
Net investment income (loss)	(0.07)[3]	(0.47)[3]	(0.49)[3]	(0.25)[3]	0.00 [3,4]	(0.15)[3]	(0.27)[3]
Net realized and unrealized gains (losses) on investments	3.73	0.90	7.30	1.68	0.84	(3.68)	5.22

Total from investment operations	3.66	0.43	6.81	1.43	0.84	(3.83)	4.95
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	0.00	0.00
Net realized gains	(1.41)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.41)	0.00	0.00	(0.02)	0.00	0.00	0.00
Net asset value, end of period	$35.43	$33.18	$32.75	$25.94	$24.53	$23.69	$27.52
Total return[5]	11.29%	1.31%	26.25%	5.83%	3.55%	(13.92)%	21.93%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.10%	2.11%	2.10%	2.23%	2.16%	2.15%
Net expenses	2.05%	2.05%	2.05%	2.09%	2.14%	2.11%	2.11%
Net investment income (loss)	(0.38)%	(1.49)%	(1.55)%	(1.15)%	0.02%	(0.58)%	(1.09)%
Supplemental data
Portfolio turnover rate	39%	101%	123%	116%	26%	44%	23%
Net assets, end of period (000s omitted)	$69,401	$59,481	$58,329	$44,892	$43,806	$40,829	$54,982

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS R		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$38.35	$37.66	$29.69	$28.09	$26.99	$31.20	$25.47
Net investment income (loss)	0.04	(0.36)[3]	(0.13)	(0.16)[3]	0.08 [3]	(0.02)[3]	(0.14)[3]
Net realized and unrealized gains (losses) on investments	4.30	1.05	8.10	1.94	1.02	(4.19)	5.87

Total from investment operations	4.34	0.69	7.97	1.78	1.10	(4.21)	5.73
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.18)	0.00	0.00	0.00
Net realized gains	(1.41)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.41)	0.00	0.00	(0.18)	0.00	0.00	0.00
Net asset value, end of period	$41.28	$38.35	$37.66	$29.69	$28.09	$26.99	$31.20
Total return[4]	11.54%	1.83%	26.89%	6.29%	4.08%	(13.49)%	22.50%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.59%	1.60%	1.76%	1.66%	1.65%
Net expenses	1.55%	1.55%	1.55%	1.59%	1.67%	1.61%	1.61%
Net investment income (loss)	0.11%	(0.99)%	(1.08)%	(0.65)%	0.35%	(0.08)%	(0.53)%
Supplemental data
Portfolio turnover rate	39%	101%	123%	116%	26%	44%	23%
Net assets, end of period (000s omitted)	$17,522	$15,408	$6,515	$1,523	$838	$84	$63

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
ADMINISTRATOR CLASS		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$40.60	$39.67	$31.12	$29.39	$28.10	$32.32	$26.25
Net investment income (loss)	0.14 [3]	(0.19)[3]	(0.21)[3]	(0.04)[3]	0.24 [3]	0.13 [3]	(0.03)[3]
Net realized and unrealized gains (losses) on investments	4.57	1.12	8.76	2.02	1.05	(4.35)	6.10

Total from investment operations	4.71	0.93	8.55	1.98	1.29	(4.22)	6.07
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.25)	0.00	0.00	0.00
Net realized gains	(1.41)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.41)	0.00	0.00	(0.25)	0.00	0.00	0.00
Net asset value, end of period	$43.90	$40.60	$39.67	$31.12	$29.39	$28.10	$32.32
Total return[4]	11.82%	2.34%	27.47%	6.75%	4.59%	(13.06)%	23.12%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.18%	1.11%	1.23%	1.17%	1.15%
Net expenses	1.05%	1.05%	1.05%	1.09%	1.14%	1.12%	1.11%
Net investment income (loss)	0.66%	(0.49)%	(0.56)%	(0.16)%	1.00%	0.42%	(0.09)%
Supplemental data
Portfolio turnover rate	39%	101%	123%	116%	26%	44%	23%
Net assets, end of period (000s omitted)	$51,786	$51,560	$41,242	$29,724	$32,437	$23,910	$16,503

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$40.81	$39.77	$31.12	$31.12
Net Investment income (loss)	0.19 [2]	(0.10)	(0.03)	0.00
Net realized and unrealized gains (losses) on investments	4.61	1.14	8.68	0.00

Total from investment operations	4.80	1.04	8.65	0.00
Distributions to shareholders from
Net realized gains	(1.41)	0.00	0.00	0.00
Net asset value, end of period	$44.20	$40.81	$39.77	$31.12
Total return[3]	11.98%	2.62%	27.80%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.88%	0.00%
Net expenses	0.80%	0.80%	0.80%	0.00%
Net investment income (loss)	0.89%	(0.24)%	(0.34)%	0.00%
Supplemental data
Portfolio turnover rate	39%	101%	123%	116%
Net assets, end of period (000s omitted)	$1,227	$779	$656	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Omega Growth Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2012, the Fund had a qualified late-year ordinary loss of $3,303,151 which will be recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Omega Growth Fund	Notes to financial statements (unaudited)

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$745,187,466	$0	$0	$745,187,466

Short-term investments
Investment companies	10,478,408	110,743,925	0	121,222,333
	$755,665,874	$110,743,925	$0	$866,409,799

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.73% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to October 1, 2012, WellsCap received a fee at an annual rate which started at 0.35% and declined to 0.15% as the average daily net assets of the Fund increased.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 1.55% for Class R shares, 1.05% for Administrator Class shares, and 0.80% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Omega Growth Fund	23

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $28,912 from the sale of Class A shares and $250, $816, and $1,171 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $282,047,151 and $286,476,152, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $313 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Omega Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

26	Wells Fargo Advantage Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting t he website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Omega Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215109 03-13 SA211/SAR211 1-13

Wells Fargo Advantage

Premier Large Company Growth Fund

Semi-Annual Report

January 31, 2013

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The views expressed and any forward-looking statements are as of January 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of January 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Premier Large Company Growth Fund for the six-month period that ended January 31, 2013. Much of the period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. Judging by various indexes, U.S. large-cap stocks underperformed small-cap stocks. Within the large-cap universe, value stocks outperformed growth stocks, partly because of strong performance from the financials sector.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, resigned in December 2012. Monti later decided to run for office in the general election scheduled for February 2013.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data, with the growth rate improving from 1.3% (annualized) in the second quarter of 2012 to 3.1% (annualized) in the third quarter of 2012. However, the GDP growth rate slowed in the final months of 2012, with GDP growth coming in at 0.1% (annualized) in the fourth quarter of 2012.

Letter to shareholders (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	3

Because many investors attributed the weak number to the aftereffects of Hurricane Sandy on the eastern seaboard, the stock market remained resilient.

The steady improvement in the housing market supported investor sentiment. The National Association of Home Builders/First American Improving Markets Index identifies metro areas that have shown improvement from their respective troughs in housing permits, employment, and house prices for at least six consecutive months. The index rose for a fifth-consecutive month in January 2013, indicating improvements in 242 housing markets across the country. As a result, housing-related stocks strongly outperformed over the period, leading to better-than-index returns for sectors ranging from consumer discretionary (home improvement retailers), to materials (construction material providers), and to financials (mortgage lenders).

Throughout the period, a continued high unemployment rate was the main negative piece of U.S. economic data. Although the unemployment rate improved from 8.1% in August 2012 to 7.9% in January 2013, the labor market remained soft.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns1 (%) as of January 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKJAX)	1-20-1998	7.74	7.47	8.81	14.30	8.75	9.46	1.24	1.13
Class B (EKJBX)*	9-11-1935	8.47	7.65	8.89	13.47	7.95	8.89	1.99	1.88
Class C (EKJCX)	1-22-1998	12.50	7.95	8.65	13.50	7.95	8.65	1.99	1.88
Class R4 (EKJRX)	11-30-2012	–	–	–	14.95	9.11	9.79	0.91	0.81
Class R6 (EKJFX)	11-30-2012	–	–	–	14.95	9.11	9.79	0.76	0.66
Administrator Class (WFPDX)	7-16-2010	–	–	–	14.59	8.87	9.56	1.08	0.96
Institutional Class (EKJYX)	6-30-1999	–	–	–	14.85	9.09	9.78	0.81	0.71
Investor Class (WFPNX)	7-16-2010	–	–	–	14.33	8.69	9.39	1.30	1.19
Russell 1000® Growth Index[4]	–	–	–	–	13.43	5.70	8.24	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	7

Ten largest equity holdings[5] (%) as of January 31, 2013
Apple Incorporated	4.64
eBay Incorporated	3.54
Google Incorporated Class A	3.43
Cognizant Technology Solutions Corporation Class A	3.12
Whole Foods Market Incorporated	2.79
Kansas City Southern	2.54
Alexion Pharmaceuticals Incorporated	2.44
Dollar Tree Incorporated	2.33
Rackspace Hosting Incorporated	2.30
iShares Russell 1000 Growth	1.97

Sector distribution[6] as of January 31, 2013

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.12% for Class A, 1.87% for Class B, 1.87% for Class C, 0.80% for Class R4, 0.65% for Class R6, 0.95% for Administrator Class, 0.70% for Institutional Class, and 1.18% for Investor Class shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2012	Ending account value 1-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,103.82	$5.94	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class B
Actual	$1,000.00	$1,100.11	$9.90	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class C
Actual	$1,000.00	$1,100.33	$9.90	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class R4
Actual	$1,000.00	$1,107.00	$4.25	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,107.00	$3.45	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,104.49	$5.04	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,106.03	$3.88	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Investor Class
Actual	$1,000.00	$1,104.02	$6.31	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06	1.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	9

Security name	Shares	Value

Common Stocks: 94.54%

Consumer Discretionary: 21.08%

Auto Components: 0.29%
BorgWarner Incorporated «†	90,440	$6,708,839

Distributors: 0.45%
LKQ Corporation †	470,120	10,525,987

Hotels, Restaurants & Leisure: 3.50%
Chipotle Mexican Grill Incorporated «†	95,910	29,445,329
McDonald’s Corporation	211,070	20,112,860
Starbucks Corporation	575,300	32,285,836

		81,844,025

Internet & Catalog Retail: 2.77%
Amazon.com Incorporated †	142,160	37,743,480
priceline.com Incorporated †	39,530	27,096,629

		64,840,109

Multiline Retail: 4.77%
Dollar General Corporation †	618,500	28,587,070
Dollar Tree Incorporated †	1,366,100	54,630,339
Nordstrom Incorporated	515,980	28,497,575

		111,714,984

Specialty Retail: 6.87%
CarMax Incorporated †	979,070	38,594,939
Dick’s Sporting Goods Incorporated	512,010	24,366,556
GNC Holdings Incorporated Class A	871,540	31,323,148
Tractor Supply Company	431,530	44,736,715
Ulta Salon Cosmetics & Fragrance Incorporated	222,630	21,777,667

		160,799,025

Textiles, Apparel & Luxury Goods: 2.43%
lululemon athletica incorporated «†	457,330	31,555,770
Michael Kors Holdings Limited †	231,924	13,017,894
Under Armour Incorporated Class A «†	244,500	12,437,715

		57,011,379

Consumer Staples: 4.23%

Beverages: 0.44%
Monster Beverage Corporation †	213,020	10,203,658

Food & Staples Retailing: 3.43%
Costco Wholesale Corporation	145,720	14,912,985
Whole Foods Market Incorporated	679,650	65,416,313

		80,329,298

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Personal Products: 0.36%
Estee Lauder Companies Incorporated Class A	140,400	$8,554,572

Energy: 5.71%

Energy Equipment & Services: 1.28%
National Oilwell Varco Incorporated	109,650	8,129,451
Schlumberger Limited	279,510	21,815,756

		29,945,207

Oil, Gas & Consumable Fuels: 4.43%
Concho Resources Incorporated †	449,040	40,961,429
Continental Resources Incorporated «†	73,680	6,124,282
Energy XXI (Bermuda) Limited «	517,830	16,218,436
Pioneer Natural Resources Company	344,750	40,521,915

		103,826,062

Financials: 3.67%

Capital Markets: 1.80%
Ameriprise Financial Incorporated	249,180	16,525,618
TD Ameritrade Holding Corporation «	1,326,060	25,712,303

		42,237,921

Consumer Finance: 1.87%
American Express Company	583,240	34,300,344
Discover Financial Services	245,500	9,424,745

		43,725,089

Health Care: 16.48%

Biotechnology: 7.09%
Alexion Pharmaceuticals Incorporated †	607,600	57,108,324
Biogen Idec Incorporated †	140,220	21,885,538
BioMarin Pharmaceutical Incorporated †	150,000	8,233,500
Celgene Corporation †	457,550	45,279,148
Gilead Sciences Incorporated †	504,000	19,882,800
Onyx Pharmaceuticals Incorporated «†	175,800	13,628,016

		166,017,326

Health Care Equipment & Supplies: 2.26%
Covidien plc	369,430	23,030,266
Intuitive Surgical Incorporated †	52,080	29,913,710

		52,943,976

Health Care Providers & Services: 2.29%
AmerisourceBergen Corporation	557,420	25,290,145
Catamaran Corporation †	382,540	19,850,001
Express Scripts Holding Corporation †	160,000	8,547,200

		53,687,346

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	11

Security name	Shares	Value

Health Care Technology: 1.72%
Cerner Corporation «†	487,280	$40,224,964

Life Sciences Tools & Services: 1.34%
Mettler-Toledo International Incorporated «†	147,600	31,369,428

Pharmaceuticals: 1.78%
Actavis Incorporated †	58,130	5,021,851
Allergan Incorporated	121,370	12,745,064
Shire plc ADR	226,390	22,670,695
Zoetis Incorporated †	48,594	1,263,444

		41,701,054

Industrials: 7.98%

Aerospace & Defense: 1.71%
Precision Castparts Corporation	107,740	19,759,516
United Technologies Corporation	232,980	20,402,059

		40,161,575

Air Freight & Logistics: 0.63%
United Parcel Service Incorporated Class B	186,440	14,782,828

Industrial Conglomerates: 0.77%
Danaher Corporation	299,780	17,965,815

Machinery: 1.22%
Flowserve Corporation «	99,720	15,633,104
Joy Global Incorporated «	203,300	12,842,461

		28,475,565

Road & Rail: 3.65%
Kansas City Southern	637,590	59,366,005
Norfolk Southern Corporation «	75,090	5,171,448
Union Pacific Corporation	158,920	20,891,623

		85,429,076

Information Technology: 32.33%

Communications Equipment: 2.92%
Cisco Systems Incorporated	1,102,190	22,672,048
Palo Alto Networks Incorporated «†	122,386	6,775,289
QUALCOMM Incorporated	590,430	38,986,093

		68,433,430

Computers & Peripherals: 5.18%
Apple Incorporated	238,590	108,632,413
EMC Corporation †	513,000	12,624,930

		121,257,343

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments—January 31, 2013 (unaudited)

Security name	Shares	Value

Internet Software & Services: 10.44%
Akamai Technologies Incorporated †	70,500	$2,870,055
eBay Incorporated †	1,480,320	82,794,298
Facebook Incorporated Class A †	112,500	3,484,125
Google Incorporated Class A †	106,150	80,216,494
Mercadolibre Incorporated «	240,110	21,225,724
Rackspace Hosting Incorporated «†	713,420	53,756,197

		244,346,893

IT Services: 7.49%
Alliance Data Systems Corporation «†	190,130	29,964,488
Cognizant Technology Solutions Corporation Class A †	933,310	72,966,176
MasterCard Incorporated Class A	83,630	43,353,792
Teradata Corporation †	52,500	3,499,650
Visa Incorporated Class A	162,190	25,611,423

		175,395,529

Semiconductors & Semiconductor Equipment: 2.77%
Avago Technologies Limited	231,690	8,287,551
Linear Technology Corporation	236,750	8,669,785
Maxim Integrated Products Incorporated	434,580	13,667,541
Microchip Technology Incorporated «	1,025,600	34,306,320

		64,931,197

Software: 3.53%
Citrix Systems Incorporated †	112,270	8,213,673
Fortinet Incorporated †	1,296,600	30,586,794
Red Hat Incorporated †	356,710	19,818,808
Salesforce.com Incorporated «†	96,680	16,641,528
VMware Incorporated «†	95,780	7,325,254

		82,586,057

Materials: 3.06%

Chemicals: 3.06%
Airgas Incorporated	124,920	11,897,381
Monsanto Company	262,140	26,567,889
Praxair Incorporated	299,580	33,064,643

		71,529,913

Total Common Stocks (Cost $1,773,660,223)		2,213,505,470

Investment Companies: 1.97%
iShares Russell 1000 Growth	677,000	46,212,020

Total Investment Companies (Cost $44,647,336)		46,212,020

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	13

Security name		Principal	Value

Other: 0.02%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$1,220,248	$414,884

Total Other (Cost $99,442)			414,884

	Yield	Shares

Short-Term Investments: 12.40%

Investment Companies : 12.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	53,766,526	53,766,526
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	236,476,308	236,476,308

Total Short-Term Investments (Cost $290,242,834)			290,242,834

Total investments in securities
(Cost $2,108,649,835) *	108.93%	2,550,375,208
Other assets and liabilities, net	(8.93)	(209,128,116)

Total net assets	100.00%	$2,341,247,092

«	All or a portion of this security is on loan.

†	Non-income-earning security

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $2,116,144,041 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$441,282,913
Gross unrealized depreciation	(7,051,746)

Net unrealized appreciation	$434,231,167

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of assets and liabilities —January 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$2,260,132,374
In affiliated securities, at value (see cost below)	290,242,834

Total investments, at value (see cost below)	2,550,375,208
Receivable for investments sold	4,956,193
Receivable for Fund shares sold	31,638,050
Receivable for dividends	306,271
Receivable for securities lending income	37,258
Prepaid expenses and other assets	208,974

Total assets	2,587,521,954

Liabilities
Payable for investments purchased	5,105,085
Payable for Fund shares redeemed	2,550,736
Payable upon receipt of securities loaned	236,575,750
Advisory fee payable	1,024,294
Distribution fees payable	130,523
Due to other related parties	490,133
Accrued expenses and other liabilities	398,341

Total liabilities	246,274,862

Total net assets	$2,341,247,092

NET ASSETS CONSIST OF
Paid-in capital	$1,990,917,953
Accumulated net investment loss	(1,936,609)
Accumulated net realized losses on investments	(89,459,625)
Net unrealized gains on investments	441,725,373

Total net assets	$2,341,247,092

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,215,333,593
Shares outstanding – Class A	107,798,184
Net asset value per share – Class A	$11.27
Maximum offering price per share – Class A2	$11.96
Net assets – Class B	$6,318,045
Shares outstanding – Class B	624,689
Net asset value per share – Class B	$10.11
Net assets – Class C	$209,339,608
Shares outstanding – Class C	20,751,331
Net asset value per share – Class C	$10.09
Net assets – Class R4	$10,524
Share outstanding – Class R4	925
Net asset value per share – Class R4	$11.38
Net assets – Class R6	$1,501,169
Share outstanding – Class R6	131,960
Net asset value per share – Class R6	$11.38
Net assets – Administrator Class	$426,552,050
Shares outstanding – Administrator Class	37,700,097
Net asset value per share – Administrator Class	$11.31
Net assets – Institutional Class	$357,584,111
Shares outstanding – Institutional Class	31,442,028
Net asset value per share – Institutional Class	$11.37
Net assets – Investor Class	$124,607,992
Shares outstanding – Investor Class	11,079,740
Net asset value per share – Investor Class	$11.25

Investment in unaffiliated securities (including securities on loan), at cost	$1,818,407,001

Investments in affiliated securities, at cost	$290,242,834

Total investments, at cost	$2,108,649,835

Securities on loan, at value	$231,492,029

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	15

Investment income
Dividends	$11,447,846
Securities lending income, net	158,780
Income from affiliated securities	56,606

Total investment income	11,663,232

Expenses
Advisory fee	6,152,516
Administration fees
Fund level	497,503
Class A	1,399,315
Class B	8,532
Class C	220,230
Class R4	1	[1]
Class R6	35	[1]
Administrator Class	168,088
Institutional Class	115,174
Investor Class	181,275
Shareholder servicing fees
Class A	1,345,495
Class B	8,204
Class C	211,760
Class R4	2	[1]
Administrator Class	420,219
Investor Class	139,666
Distribution fees
Class B	24,611
Class C	635,279
Custody and accounting fees	50,932
Professional fees	20,273
Registration fees	61,281
Shareholder report expenses	47,439
Trustees’ fees and expenses	6,006
Other fees and expenses	10,936

Total expenses	11,724,772
Less: Fee waivers and/or expense reimbursements	(728,190)

Net expenses	10,996,582

Net investment income	666,650

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	139,932
Net change in unrealized gains (losses) on investments	192,701,572

Net realized and unrealized gains (losses) on investments	192,841,504

Net increase in net assets resulting from operations	$193,508,154

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2013 (unaudited)		Year ended July 31, 2012

Operations
Net investment income (loss)		$666,650		$(3,471,557)
Net realized gains (losses) on investments		139,932		(12,384,049)
Net change in unrealized gains (losses) on investments		192,701,572		59,888,274

Net increase in net assets resulting from operations		193,508,154		44,032,668

Distributions to shareholders from
Net realized gains
Class A		0		(16,290,743)
Class B		0		(232,403)
Class C		0		(1,336,936)
Administrator Class		0		(1,567,504)
Institutional Class		0		(1,091,657)
Investor Class		0		(2,041,518)

Total distributions to shareholders		0		(22,560,761)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	26,137,139	281,995,756	42,270,679	428,631,194
Class B	37,509	364,020	147,942	1,313,239
Class C	7,917,994	76,627,886	11,676,942	107,232,818
Class R4	925 [1]	10,000 [1]	N/A	N/A
Class R6	132,209 [1]	1,469,319 [1]	N/A	N/A
Administrator Class	18,885,250	204,224,262	22,142,988	228,066,460
Institutional Class	14,088,235	153,836,689	20,663,426	216,235,544
Investor Class	2,258,128	24,364,307	3,709,555	36,729,360

		742,892,239		1,018,208,615

Reinvestment of distributions
Class A	0	0	1,545,287	14,602,964
Class B	0	0	23,672	202,400
Class C	0	0	93,610	797,556
Administrator Class	0	0	120,175	1,136,851
Institutional Class	0	0	101,699	965,124
Investor Class	0	0	210,675	1,986,664

		0		19,691,559

Payment for shares redeemed
Class A	(9,639,764)	(103,555,107)	(15,257,112)	(153,404,356)
Class B	(170,095)	(1,637,610)	(553,290)	(4,914,654)
Class C	(1,341,845)	(12,948,115)	(1,583,958)	(14,105,661)
Class R6	(249)[1]	(2,811)[1]	N/A	N/A
Administrator Class	(5,778,773)	(62,655,801)	(3,160,176)	(31,356,149)
Institutional Class	(4,401,644)	(48,090,717)	(2,085,091)	(21,201,424)
Investor Class	(962,215)	(10,360,339)	(2,183,993)	(20,873,074)

		(239,250,500)		(245,855,318)

Net increase in net assets resulting from capital share transactions		503,641,739		792,044,856

Total increase in net assets		697,149,893		813,516,763

Net assets
Beginning of period		1,644,097,199		830,580,436

End of period		$2,341,247,092		$1,644,097,199

Accumulated net investment loss		$(1,936,609)		$(2,603,259)

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS A		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$10.21	$9.89	$7.75	$7.23	$7.20	$8.50	$6.96
Net investment income (loss)	0.00 [4]	(0.03)[3]	(0.01)	0.00 [3,4]	0.05 [3]	0.03 [3]	0.01 [3]
Net realized and unrealized gains (losses) on investments	1.06	0.60	2.15	0.57	0.02	(1.33)	1.53

Total from investment operations	1.06	0.57	2.14	0.57	0.07	(1.30)	1.54
Distributions to shareholders from
Net investment income	0.00	0.00	(0.00)[4]	(0.05)	(0.04)	(0.00)[4]	0.00
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	(0.00)[4]	(0.05)	(0.04)	(0.00)[4]	0.00
Net asset value, end of period	$11.27	$10.21	$9.89	$7.75	$7.23	$7.20	$8.50
Total return[5]	10.38%	6.08%	27.55%	7.93%	1.04%	(15.25)%	22.13%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.23%	1.24%	1.09%	1.12%	1.09%	1.12%
Net expenses	1.12%	1.12%	1.12%	1.08%	1.12%	1.07%	1.10%
Net investment income (loss)	0.05%	(0.30)%	(0.13)%	0.06%	0.86%	0.44%	0.10%
Supplemental data
Portfolio turnover rate	14%	51%	65%	89%	24%	39%	21%
Net assets, end of period (000s omitted)	$1,215,334	$932,106	$620,262	$491,290	$268,422	$276,771	$361,051

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS B		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.19	$8.99	$7.10	$6.62	$6.60	$7.85	$6.47
Net investment income (loss)	(0.03)[3]	(0.09)[3]	(0.07)[3]	(0.04)[3]	0.01 [3]	(0.02)[3]	(0.04)[3]
Net realized and unrealized gains (losses) on investments	0.95	0.54	1.96	0.52	0.01	(1.23)	1.42

Total from investment operations	0.92	0.45	1.89	0.48	0.02	(1.25)	1.38
Distributions to shareholders from
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.11	$9.19	$8.99	$7.10	$6.62	$6.60	$7.85
Total return[4]	10.01%	5.22%	26.62%	7.25%	0.30%	(15.92)%	21.33%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.97%	2.00%	1.84%	1.87%	1.81%	1.82%
Net expenses	1.87%	1.87%	1.87%	1.83%	1.87%	1.81%	1.82%
Net investment income (loss)	(0.71)%	(1.04)%	(0.85)%	(0.69)%	0.11%	(0.31)%	(0.61)%
Supplemental data
Portfolio turnover rate	14%	51%	65%	89%	24%	39%	21%
Net assets, end of period (000s omitted)	$6,318	$6,962	$10,244	$13,957	$7,951	$10,489	$16,694

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
CLASS C		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.17	$8.97	$7.08	$6.62	$6.59	$7.84	$6.47
Net investment income (loss)	(0.03)[3]	(0.10)[3]	(0.08)[3]	(0.04)[3]	0.00 [3,4]	(0.02)[3]	(0.04)[3]
Net realized and unrealized gains (losses) on investments	0.95	0.55	1.97	0.52	0.03	(1.23)	1.41

Total from investment operations	0.92	0.45	1.89	0.48	0.03	(1.25)	1.37
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	0.00	0.00
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	0.00	(0.02)	0.00	0.00	0.00
Net asset value, end of period	$10.09	$9.17	$8.97	$7.08	$6.62	$6.59	$7.84
Total return[5]	10.03%	5.24%	26.69%	7.18%	0.46%	(15.94)%	21.17%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.98%	1.99%	1.84%	1.87%	1.82%	1.82%
Net expenses	1.87%	1.87%	1.87%	1.83%	1.87%	1.82%	1.82%
Net investment income (loss)	(0.69)%	(1.07)%	(0.90)%	(0.68)%	0.08%	(0.30)%	(0.61)%
Supplemental data
Portfolio turnover rate	14%	51%	65%	89%	24%	39%	21%
Net assets, end of period (000s omitted)	$209,340	$129,980	$35,783	$22,246	$13,717	$10,046	$10,058

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than 0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

Period ended January 31, 2013[1] (unaudited)
CLASS R4
Net asset value, beginning of period	$10.81
Net investment income	0.01
Net realized and unrealized gains (losses) on investments	0.56

Total from investment operations	0.57
Net asset value, end of period	$11.38
Total return[2]	5.27%
Ratios to average net assets (annualized)
Gross expenses	0.84%
Net expenses	0.80%
Net investment income	0.78%
Supplemental data
Portfolio turnover rate	14%
Net assets, end of period (000s omitted)	$11

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	21

(For a share outstanding throughout each period)

Period ended January 31, 2013[1] (unaudited)
CLASS R6
Net asset value, beginning of period	$10.81
Net investment loss	(0.00)[2]
Net realized and unrealized gains (losses) on investments	0.57

Total from investment operations	0.57
Net asset value, end of period	$11.38
Total return[3]	5.27%
Ratios to average net assets (annualized)
Gross expenses	0.72%
Net expenses	0.65%
Net investment loss	(0.31)%
Supplemental data
Portfolio turnover rate	14%
Net assets, end of period (000s omitted)	$1,501

1.	For the period from November 30, 2012 (commencement of class operations) to January 31, 2013

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$10.24	$9.90	$7.75	$7.53
Net investment income (loss)	0.01	(0.02)	0.00 [2]	(0.00)
Net realized and unrealized gains (losses) on investments	1.06	0.61	2.16	0.22

Total from investment operations	1.07	0.59	2.16	0.22
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	(0.25)	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$11.31	$10.24	$9.90	$7.75
Total return[3]	10.45%	6.28%	27.75%	2.92%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.07%	1.08%	1.13%
Net expenses	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.23%	(0.16)%	0.01%	(0.34)%
Supplemental data
Portfolio turnover rate	14%	51%	65%	89%
Net assets, end of period (000s omitted)	$426,552	$251,759	$54,335	$36,508

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	23

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31			Year ended September 30
INSTITUTIONAL CLASS		2012	2011	2010[1],2	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$10.28	$9.91	$7.75	$7.24	$7.22	$8.53	$6.96
Net investment income	0.02	0.00 [3,4]	0.02 [3]	0.02	0.06 [3]	0.05 [3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	1.07	0.62	2.15	0.57	0.02	(1.33)	1.54

Total from investment operations	1.09	0.62	2.17	0.59	0.08	(1.28)	1.57
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.08)	(0.06)	(0.03)	0.00
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	(0.01)	(0.08)	(0.06)	(0.03)	0.00
Net asset value, end of period	$11.37	$10.28	$9.91	$7.75	$7.24	$7.22	$8.53
Total return[5]	10.60%	6.48%	28.03%	8.20%	1.28%	(15.07)%	22.56%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.81%	0.83%	0.87%	0.81%	0.82%
Net expenses	0.73%	0.75%	0.75%	0.82%	0.87%	0.81%	0.82%
Net investment income	0.44%	0.04%	0.22%	0.34%	1.04%	0.68%	0.39%
Supplemental data
Portfolio turnover rate	14%	51%	65%	89%	24%	39%	21%
Net assets, end of period (000s omitted)	$357,584	$223,616	$30,493	$18,841	$11,335	$6,321	$11,197

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2013 (unaudited)	Year ended July 31
INVESTOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$10.19	$9.87	$7.75	$7.54
Net investment loss	(0.00)[2]	(0.03)	(0.02)	(0.00)
Net realized and unrealized gains (losses) on investments	1.06	0.60	2.15	0.21

Total from investment operations	1.06	0.57	2.13	0.21
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	(0.25)	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$11.25	$10.19	$9.87	$7.75
Total return[3]	10.40%	5.99%	27.48%	2.79%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.29%	1.31%	1.36%
Net expenses	1.19%	1.19%	1.19%	1.19%
Net investment loss	(0.02)%	(0.37)%	(0.20)%	(0.59)%
Supplemental data
Portfolio turnover rate	14%	51%	65%	89%
Net assets, end of period (000s omitted)	$124,608	$99,675	$79,464	$64,781

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

26	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At July 31, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*			Post-enactment capital losses**
2015	2016	2017	Short-term
$703,589	$54,899,363	$18,219,476	$9,162,645

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

As of July 31, 2012, the Fund had a qualified late-year ordinary loss of $2,575,935 which will be recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	27

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$2,213,505,470	$0	$0	$2,213,505,470
Investment companies	46,212,020	0	0	46,212,020

Other	0	0	414,884	414,884

Short-term investments
Investment companies	53,766,526	236,476,308	0	290,242,834
	$2,313,484,016	$236,476,308	$414,884	$2,550,375,208

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2013, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

28	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.12% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, 0.70% for Institutional Class shares, and 1.18% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2013, Wells Fargo Funds Distributor, LLC received $185,153 from the sale of Class A shares and $674 and $4,516 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2013 were $758,498,097 and $262,004,065, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2013, the Fund paid $727 in commitment fees.

For the six months ended January 31, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	29

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

30	Wells Fargo Advantage Premier Large Company Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 136 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Premier Large Company Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 75 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Premier Large Company Growth Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

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This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215110 03-13 SA212/SAR212 1-13

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 26, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 26, 2013